UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-05518

                                              The RBB Fund, Inc.

(Exact name of registrant as specified in charter)

Bellevue Park Corporate Center

103 Bellevue Parkway

                             Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Salvatore Faia

BNY Mellon Investment Servicing (US) Inc.

103 Bellevue Parkway

                             Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code:  302-791-1851

Date of fiscal year end: August 31

Date of reporting period: May 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

MAY 31, 2016

(UNAUDITED)

	COUPON*	MATURITY DATE	PAR (000’S)	VALUE
SHORT-TERM INVESTMENTS — 84.3%
U.S. TREASURY OBLIGATIONS—84.3%
U.S. Treasury Bills	0.430%	06/16/16	$24,300	$24,298,493
U.S. Treasury Bills	0.440%	06/30/16	44,953	44,943,875
U.S. Treasury Bills	0.400%	07/14/16	25,362	25,355,406
U.S. Treasury Bills	0.390%	07/28/16	23,660	23,650,394
U.S. Treasury Bills	0.335%	08/11/16	69,814	69,775,951
U.S. Treasury Bills	0.362%	08/18/16	140,270	140,180,508
U.S. Treasury Bills	0.423%	08/25/16	31,103	31,081,166
U.S. Treasury Bills	0.420%	09/01/16	35,866	35,834,976
U.S. Treasury Bills	0.382%	09/22/16	63,136	63,070,780
U.S. Treasury Bills	0.335%	10/13/16	33,115	33,064,500
U.S. Treasury Bills	0.410%	11/17/16	49,300	49,197,505

				540,453,554

TOTAL SHORT-TERM INVESTMENTS (Cost $ 540,389,824)				540,453,554

TOTAL PURCHASED OPTIONS — 0.3%** (Cost $ 2,983,867)				1,686,517

TOTAL INVESTMENTS — 84.6% (Cost $ 543,373,691)***				542,140,071

OTHER ASSETS IN EXCESS OF LIABILITIES — 15.4%				98,834,061

NET ASSETS — 100.0%				$640,974,132

*	Short-term investments reflect the annualized effective yield on the date of purchase for discounted investments.
**	See page 9 for detail information regarding the Purchased Options.
***	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$543,373,691

Gross unrealized appreciation	$291,980
Gross unrealized depreciation	(1,525,600)

Net unrealized depreciation	$(1,233,620)

The accompanying notes are an integral part of the financial statements.

1

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2016

(UNAUDITED)

FUTURES CONTRACTS

LONG CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL COST	UNREALZED APPRECIATION (DEPRECIATION)
10-Year Mini Japanese Government Bond Futures	06/10/16	139	$19,037,016	$32,727
2-Year Euro Swapnote Futures	06/13/16	8	1,000,790	(701)
3-Month Euro Euribor	12/19/16	1	278,982	(14)
3-Month Euro Euribor	03/13/17	311	86,763,444	(167)
3-Month Euro Euribor	06/19/17	332	92,619,637	6,871
3-Month Euro Euribor	09/18/17	115	32,086,653	(2,170)
3-Month Euro Euribor	12/18/17	131	36,537,591	8,999
3-Month Euro Euribor	03/19/18	72	20,081,265	2,406
3-Month Euro Euribor	06/18/18	5	1,394,226	195
3-Month Euro Euribor	09/17/18	5	1,393,768	236
3-Month Euro Euribor	12/17/18	4	1,114,466	348
3-Month Euro Euribor	03/18/19	3	835,624	195
3-Month Euroyen Futures	12/19/16	1	225,934	(56)
5-Year Euro Swapnote Futures	06/13/16	46	6,649,261	5,374
90-Day Bank Bill	09/08/16	2	1,438,835	(71)
90-Day Bank Bill	12/08/16	6	4,317,564	(636)
90-Day Bank Bill	03/09/17	15	10,794,987	(1,873)
90-DAY Eurodollar Futures	12/19/16	1,143	282,970,053	93,897
90-DAY Eurodollar Futures	06/18/18	9	2,222,112	(2,262)
90-DAY Eurodollar Futures	09/17/18	12	2,960,838	(2,689)
90-DAY Eurodollar Futures	12/17/18	8	1,972,700	(1,700)
90-DAY Eurodollar Futures	03/18/19	12	2,957,950	(2,650)
90-DAY Eurodollar Futures	06/17/19	14	3,447,325	(1,225)
90-DAY Eurodollar Futures	09/16/19	13	3,199,838	(1,512)
90-DAY Eurodollar Futures	12/16/19	8	1,967,488	(388)
90-DAY Sterling Futures	09/21/16	14	2,514,574	5,341
90-DAY Sterling Futures	12/21/16	17	3,050,718	8,563
90-DAY Sterling Futures	03/15/17	1,254	225,641,131	(87,680)
90-DAY Sterling Futures	06/21/17	470	84,500,337	(22,323)
90-DAY Sterling Futures	09/20/17	55	9,879,588	(833)
90-DAY Sterling Futures	12/20/17	48	8,630,692	(15,316)
90-DAY Sterling Futures	03/21/18	27	4,848,846	(5,630)
90-DAY Sterling Futures	06/20/18	1	179,596	(308)
Amsterdam Index Futures	06/17/16	36	3,521,875	63,465
Australian 10-Year Futures	06/15/16	43	4,317,394	(187,534)
Australian 3-Year Bond Futures	06/15/16	41	3,341,404	(1,407)
Brent Crude Futures	06/30/16	61	2,992,350	50,940
Brent Crude Futures	07/29/16	5	235,040	16,410
Brent Crude Futures	08/31/16	5	240,950	11,950
Brent Crude Futures	10/14/16	6	290,500	14,660
Brent Crude Futures	11/15/16	5	242,360	13,690
Brent Crude Futures	11/30/16	4	204,410	1,470
CAC40 Euro Futures	06/17/16	296	14,510,025	244,526
Canola Futures (Winnipeg Commodity Exchange)	07/14/16	48	375,079	(1,431)
Canola Futures (Winnipeg Commodity Exchange)	11/14/16	196	1,516,425	29,036
Canola Futures (Winnipeg Commodity Exchange)	01/13/17	27	210,243	4,011
Cocoa Futures (Intercontinental Exchange)	07/14/16	70	2,163,809	105,179
Cocoa Futures (Intercontinental Exchange)	09/15/16	24	791,365	(24,202)
Cocoa Futures (Intercontinental Exchange)	12/13/16	7	219,223	(435)
Coffee Robusta Futures	07/29/16	27	450,120	(5,160)
Coffee Robusta Futures	09/30/16	29	489,890	(6,170)
Coffee Robusta Futures	11/30/16	19	320,190	(800)
Corn Futures	07/14/16	127	2,756,188	(186,025)
Corn Futures	09/14/16	27	540,712	8,400
Corn Futures	12/14/16	26	526,875	4,175
Corn Futures	03/14/17	32	660,100	4,300
Cotton No.2 Futures	07/07/16	4	128,625	(745)

The accompanying notes are an integral part of the financial statements.

2

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2016

(UNAUDITED)

LONG CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL COST	UNREALZED APPRECIATION (DEPRECIATION)
Cotton No.2 Futures	12/07/16	20	$642,115	$(6,615)
DAX Index Futures	06/17/16	75	21,380,458	31,335
DJIA Mini E-CBOT	06/17/16	168	14,700,175	229,985
E-Mini Crude Oil	07/19/16	6	142,088	6,502
E-Mini Crude Oil	08/19/16	6	143,512	6,277
EUR/AUD Futures	06/13/16	21	2,952,791	(25,373)
EUR/CHF Futures	06/13/16	90	12,423,504	95,234
EUR/GBP Futures	06/13/16	1	140,119	(833)
Euro BUXL 30-Year Bond Futures	06/08/16	23	4,312,453	(5,007)
Euro STOXX 50	06/17/16	397	13,530,920	(45,218)
Euro-Bobl Futures	06/08/16	1,280	186,982,843	126,508
Euro-BTP Futures	06/08/16	18	2,781,799	13,652
Euro-Bund Futures	06/08/16	1,768	321,826,995	727,369
Euro-Oat Futures	06/08/16	17	2,995,260	4,083
Euro-Schatz Futures	06/08/16	115	14,310,995	(1,891)
FTSE 100 Index Futures	06/17/16	219	19,707,889	19,683
FTSE 250 Index Futures	06/17/16	45	2,178,030	57,827
FTSE/JSE TOP 40	06/15/16	23	706,350	(878)
Gasoline RBOB Futures	06/30/16	102	6,685,127	226,678
Gasoline RBOB Futures	07/29/16	6	399,966	6,359
Gasoline RBOB Futures	08/31/16	11	724,450	13,411
Gasoline RBOB Futures	09/30/16	11	681,265	(7,438)
GBP Currency Futures	06/13/16	21	1,929,384	(30,590)
GBP/AUD Futures	06/13/16	8	1,453,337	(3,713)
GBP/CAD Futures	06/13/16	2	364,081	(1,897)
GBP/CHF Futures	06/13/16	8	1,443,725	2,754
GBP/NZD Futures	06/13/16	5	926,772	(20,298)
Gold 100 Oz Futures	08/29/16	48	6,159,840	(315,840)
Gold 100 Oz Futures	10/27/16	6	762,200	(30,020)
Gold 100 Oz Futures	12/28/16	1	124,890	(2,580)
H-Shares Index Futures	06/29/16	8	434,585	(753)
IBEX 35 Index Futures	06/17/16	21	2,077,240	29,910
JPN 10-Year Bond (Osaka Securities Exchange)	06/13/16	83	113,758,884	193,254
JPY E-Mini Futures	06/13/16	10	574,944	(9,662)
Lean Hogs Futures	08/12/16	19	626,420	(11,960)
London Mercantile Exchange Aluminum Forward	06/15/16	795	47,760,047	(1,503,479)
London Mercantile Exchange Aluminum Forward	09/21/16	81	3,190,667	(34,705)
London Mercantile Exchange Copper Forward	06/15/16	278	33,969,294	(1,441,556)
London Mercantile Exchange Tin Forward Spot	06/15/16	3	331,890	(86,850)
London Mercantile Exchange Tin Forward Spot	07/20/16	4	433,045	(106,565)
London Mercantile Exchange Tin Forward Spot	08/17/16	2	217,475	(54,385)
London Mercantile Exchange Zinc Forward ($)	06/15/16	11	619,143	(91,212)
London Mercantile Exchange Zinc Forward ($)	07/20/16	18	870,834	(6,272)
London Mercantile Exchange Zinc Forward ($)	08/17/16	16	762,238	7,062
London Mercantile Exchange Zinc Forward ($)	09/21/16	37	1,752,062	28,794
Long Gilt Futures	09/28/16	689	122,094,201	399,789
Low Sulphur Gasoil G Futures	07/12/16	57	2,464,525	121,850
Low Sulphur Gasoil G Futures	08/11/16	12	507,725	38,875
Low Sulphur Gasoil G Futures	09/12/16	12	515,475	34,425
Nasdaq 100 E-Mini	06/17/16	371	33,188,365	381,570
Natural Gas Futures	10/27/16	13	348,530	5,330
Natural Gas Futures	11/28/16	15	447,350	2,200
Natural Gas Futures	12/28/16	8	246,000	4,080
Natural Gas Futures	01/27/17	7	218,150	320
Natural Gas Futures	02/24/17	8	243,960	2,360
New York Harbor Ultra-Low Sulfur Diesel Futures	06/30/16	117	7,252,841	103,908
New York Harbor Ultra-Low Sulfur Diesel Futures	07/29/16	6	360,977	18,484
New York Harbor Ultra-Low Sulfur Diesel Futures	08/31/16	6	366,794	15,994
New York Harbor Ultra-Low Sulfur Diesel Futures	09/30/16	5	320,897	949

The accompanying notes are an integral part of the financial statements.

3

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2016

(UNAUDITED)

LONG CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL COST	UNREALZED APPRECIATION (DEPRECIATION)
Nikkei 225 (Chicago Mercantile Exchange)	06/09/16	3	$253,350	$2,925
Nikkei 225 (Singapore Exchange)	06/09/16	11	843,726	11,062
Nikkei 225 Mini	06/09/16	12	181,758	4,958
OMX Stockholm 30 Index Futures	06/17/16	9	148,567	(1,154)
Platinum Futures	07/27/16	3	158,015	(10,955)
Rapeseed Euro	07/29/16	47	944,732	40,361
Rapeseed Euro	10/31/16	86	1,753,903	66,550
Rapeseed Euro	01/31/17	25	520,968	10,320
Red Wheat Futures (Minneapolis Grain Exchange)	07/14/16	4	107,825	(3,775)
Red Wheat Futures (Minneapolis Grain Exchange)	12/14/16	1	27,500	(388)
Russell 2000 Mini	06/17/16	102	11,422,810	341,870
S&P 500 E-Mini Futures	06/17/16	288	29,599,725	566,835
S&P Mid 400 E-Mini	06/17/16	27	3,934,840	93,020
SGX Nifty 50	06/30/16	18	287,324	7,462
Silver Futures	07/27/16	63	5,452,040	(413,930)
Silver Futures	09/28/16	8	692,775	(51,055)
Silver Futures	12/28/16	7	619,550	(55,700)
Soybean Futures	07/14/16	149	7,335,162	699,662
Soybean Futures	08/12/16	24	1,211,200	80,600
Soybean Futures	09/14/16	28	1,356,600	133,350
Soybean Futures	11/14/16	29	1,510,638	20,200
Soybean Meal Futures	07/14/16	76	2,651,660	362,500
Soybean Meal Futures	08/12/16	27	935,680	104,630
Soybean Meal Futures	09/14/16	30	1,012,230	123,870
Soybean Oil Futures	07/14/16	41	887,910	(105,138)
Soybean Oil Futures	09/14/16	1	20,148	(918)
SPI 200 Futures	06/16/16	268	25,848,475	213,537
Sugar No. 11 (World)	06/30/16	106	1,927,442	148,971
Sugar No. 11 (World)	09/30/16	136	2,583,459	106,512
Sugar No. 11 (World)	02/28/17	76	1,431,214	94,987
Swiss Federal Bond Futures	06/08/16	2	325,493	644
U.S. Treasury 5-Year Notes (Chicago Board of Trade)	09/30/16	71	8,568,680	(40,359)
U.S. Treasury Long Bond (Chicago Board of Trade)	09/21/16	154	25,092,258	57,867
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	09/21/16	6	1,041,836	8,914
USD/SEK Futures	06/13/16	8	781,936	18,429
White Sugar (Intercontinental Exchange)	07/15/16	56	1,276,380	78,260
White Sugar (Intercontinental Exchange)	09/15/16	63	1,406,630	121,120
White Sugar (Intercontinental Exchange)	11/15/16	33	758,150	43,090
WTI Crude Futures	06/21/16	93	4,384,120	182,180
WTI Crude Futures	07/20/16	4	189,820	8,300
WTI Crude Futures	08/22/16	5	234,070	15,580
WTI Crude Futures	09/20/16	5	231,790	19,560
WTI Crude Futures	10/20/16	7	338,190	16,010
WTI Crude Futures	11/21/16	8	386,520	20,360
WTI Crude Futures	12/20/16	7	331,910	25,580
WTI Crude Futures	01/20/17	7	349,070	9,400

			$2,169,384,951	$2,460,576

SHORT CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL COST	UNREALZED APPRECIATION (DEPRECIATION)
90-Day Bank Bill	12/08/16	6	$(4,313,434)	$(3,494)
90-DAY Eurodollar Futures	09/19/16	10	(2,478,500)	(625)
90-DAY Eurodollar Futures	03/13/17	8	(1,978,700)	(1,000)
90-DAY Eurodollar Futures	06/19/17	420	(103,817,325)	(43,425)
90-DAY Eurodollar Futures	09/18/17	3	(739,762)	(1,575)
90-DAY Eurodollar Futures	12/18/17	1,147	(283,027,190)	(195,785)

The accompanying notes are an integral part of the financial statements.

4

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2016

(UNAUDITED)

SHORT CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL COST	UNREALZED APPRECIATION (DEPRECIATION)
90-DAY Eurodollar Futures	03/19/18	1	$(244,525)	$(2,262)
AUD/CAD Futures	06/13/16	28	(4,067,274)	22,343
AUD/JPY Futures	06/13/16	20	(2,874,123)	(6,628)
AUD/NZD Futures	06/13/16	27	(3,934,938)	29,933
AUD/USD Currency Futures	06/13/16	198	(14,313,133)	31,393
Bank Acceptance Futures	09/19/16	52	(9,827,944)	8,674
Bank Acceptance Futures	12/19/16	86	(16,254,089)	18,626
Bank Acceptance Futures	03/13/17	48	(9,067,764)	7,940
CAD Currency Futures	06/14/16	124	(9,538,644)	96,044
CAD/JPY Futures	06/13/16	4	(604,994)	(3,233)
Canadian 10-Year Bond Futures	09/21/16	992	(109,150,715)	(484,821)
Cattle Feeder Futures	08/25/16	13	(945,488)	(10,662)
Cattle Feeder Futures	09/29/16	16	(1,151,700)	(10,900)
Cattle Feeder Futures	10/27/16	8	(566,550)	(7,450)
CBOE VIX Futures	06/15/16	1	(17,200)	1,925
CBOE VIX Futures	07/20/16	4	(70,650)	750
CHF Currency Futures	06/13/16	221	(27,949,812)	153,537
CHF/JPY Futures	06/13/16	22	(5,617,126)	91,547
Cocoa Futures	07/14/16	22	(645,570)	(27,410)
Cocoa Futures	09/15/16	21	(621,400)	(14,060)
Cocoa Futures	12/14/16	12	(353,040)	(6,840)
Coffee ’C’ Futures	07/19/16	26	(1,187,906)	2,794
Coffee ’C’ Futures	09/20/16	43	(1,997,306)	6,675
Coffee ’C’ Futures	12/19/16	11	(517,669)	(2,700)
Copper Futures	07/27/16	446	(23,469,375)	104,550
Copper Futures	09/28/16	34	(1,789,188)	2,062
Copper Futures	12/28/16	19	(998,612)	(3,638)
Dollar Index	06/13/16	122	(11,612,750)	(84,366)
E-Mini Natural Gas	06/27/16	73	(391,488)	(26,072)
E-Mini Natural Gas	07/26/16	32	(179,825)	(10,815)
E-Mini Natural Gas	08/26/16	20	(113,950)	(7,950)
EUR/CAD Futures	06/13/16	10	(1,391,014)	(2,207)
EUR/CHF 3-Month Futures (Intercontinental Exchange)	06/13/16	1	(253,496)	101
EUR/CHF 3-Month Futures (Intercontinental Exchange)	09/19/16	10	(2,536,192)	1,232
EUR/CHF 3-Month Futures (Intercontinental Exchange)	12/19/16	12	(3,044,014)	1,459
EUR/JPY Futures	06/13/16	27	(3,763,365)	12,722
Euro E-Mini Futures	06/13/16	15	(1,043,306)	(131)
Euro Foreign Exchange Currency Future	06/13/16	346	(47,901,702)	(235,548)
Fed Fund 30-Day Futures	07/29/16	2,255	(935,816,630)	245,645
Fed Fund 30-Day Futures	01/31/17	1,028	(426,260,827)	720,454
FTSE/MIB Index Futures	06/17/16	17	(1,633,834)	(72,199)
GBP/JPY Futures	06/13/16	2	(354,969)	(6,141)
Hang Seng Index Futures	06/29/16	66	(8,405,733)	(288,949)
JPY Currency Futures	06/13/16	50	(5,628,398)	(24,414)
Kansas City Hard Red Winter Wheat Futures	07/14/16	154	(3,581,012)	137,188
Kansas City Hard Red Winter Wheat Futures	09/14/16	75	(1,807,362)	68,300
Kansas City Hard Red Winter Wheat Futures	12/14/16	67	(1,671,138)	38,850
Lean Hogs Futures	07/15/16	2	(55,430)	(9,730)
Live Cattle Futures	08/31/16	29	(1,350,190)	(19,190)
Live Cattle Futures	10/31/16	19	(860,940)	(30,730)
Live Cattle Futures	12/30/16	6	(279,440)	(940)
London Mercantile Exchange Aluminum Forward	06/15/16	813	(46,843,101)	(109,055)
London Mercantile Exchange Aluminum Forward	07/20/16	24	(718,832)	(210,718)
London Mercantile Exchange Aluminum Forward	08/17/16	33	(1,244,822)	(37,022)
London Mercantile Exchange Copper Forward	06/15/16	286	(33,499,452)	35,664
London Mercantile Exchange Copper Forward	07/20/16	30	(3,356,413)	(150,587)

The accompanying notes are an integral part of the financial statements.

5

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2016

(UNAUDITED)

SHORT CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL COST	UNREALZED APPRECIATION (DEPRECIATION)
London Mercantile Exchange Copper Forward	08/17/16	13	$(1,515,594)	$(3,131)
London Mercantile Exchange Copper Forward	09/21/16	47	(5,386,156)	(102,856)
London Mercantile Exchange Lead Forward	06/15/16	9	(211,459)	(170,028)
London Mercantile Exchange Lead Forward	07/20/16	36	(1,452,358)	(75,392)
London Mercantile Exchange Lead Forward	08/17/16	29	(1,221,094)	(11,044)
London Mercantile Exchange Nickel Forward	06/15/16	10	(388,857)	(115,053)
London Mercantile Exchange Nickel Forward	07/20/16	30	(1,489,782)	(24,738)
London Mercantile Exchange Nickel Forward	08/17/16	23	(1,183,677)	20,613
Mill Wheat Euro	09/12/16	172	(1,554,364)	(22,086)
Mill Wheat Euro	12/12/16	152	(1,417,550)	(22,100)
Mill Wheat Euro	03/10/17	13	(124,282)	(2,281)
Mini HSI Index Futures	06/29/16	47	(1,213,264)	(25,070)
MSCI Singapore Exchange ETS	06/29/16	36	(809,832)	(2,004)
MSCI Taiwan Index	06/29/16	36	(1,101,000)	(21,480)
MXN Futures	06/13/16	159	(4,343,140)	46,960
Natural Gas Futures	06/28/16	320	(7,150,490)	(171,110)
Natural Gas Futures	07/27/16	36	(813,110)	(44,770)
Natural Gas Futures	08/29/16	26	(599,480)	(34,400)
Natural Gas Futures	09/28/16	6	(144,050)	(7,690)
Nikkei 225 (Osaka Securities Exchange)	06/09/16	98	(14,544,182)	(704,294)
NZD Futures	06/13/16	3	(199,206)	(3,264)
NZD/JPY Futures	06/13/16	26	(3,502,795)	(1,282)
Palladium Futures	09/28/16	10	(539,200)	(8,150)
Red Wheat Futures (Minneapolis Grain Exchange)	09/14/16	2	(53,112)	262
S&P/TSX 60 IX Futures	06/16/16	54	(6,714,174)	(37,525)
Topix Indx Futures	06/09/16	5	(578,444)	(43,311)
U.S. Treasury 10-Year Notes (Chicago Board of Trade)	09/21/16	429	(55,526,000)	(109,938)
U.S. Treasury 2-Year Notes (Chicago Board of Trade)	09/30/16	10	(2,180,641)	1,578
Wheat (Chicago Board of Trade)	07/14/16	190	(4,468,262)	55,512
Wheat (Chicago Board of Trade)	09/14/16	30	(716,038)	2,788
Wheat (Chicago Board of Trade)	12/14/16	19	(467,212)	(1,612)

			$(2,311,340,076)	$(1,949,760)

Total Futures Contracts			$(141,955,125)	$510,816

Forward foreign currency contracts outstanding as of May 31, 2016 were as follows:

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION	COUNTERPARTY	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	1,132,382	USD	820,005	06/02/16	BOA	$(1,574)
AUD	11,149,639	USD	8,389,772	06/15/16	BOA	(335,555)
AUD	28,853,000	USD	21,562,736	06/17/16	BOA	(721,735)
AUD	25,200,000	USD	18,234,493	06/22/16	BOA	(35,774)
BRL	9,642,125	USD	2,632,782	06/15/16	BOA	24,713
CAD	105,271	USD	80,372	06/01/16	BOA	(95)
CAD	5,777,775	USD	4,468,638	06/15/16	BOA	(62,706)
CAD	27,085,152	USD	20,528,406	06/17/16	BOA	125,762
CAD	19,204,736	USD	14,750,000	06/22/16	BOA	(105,212)
CHF	17,137,539	USD	17,880,222	06/17/16	BOA	(626,469)
CHF	6,092,000	USD	6,173,152	06/27/16	BOA	(36,815)
CLP	41,791,319	USD	62,356	06/15/16	BOA	(2,114)
CZK	32,434,234	USD	1,366,055	06/15/16	BOA	(30,001)
EUR	12,560,000	JPY	1,547,682,820	06/17/16	BOA	(446,192)

The accompanying notes are an integral part of the financial statements.

6

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2016

(UNAUDITED)

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION	COUNTERPARTY	UNREALIZED APPRECIATION (DEPRECIATION)
EUR	4,106,000	JPY	506,829,171	06/27/16	BOA	$(8,482)
EUR	638,040	USD	710,365	06/02/16	BOA	(454)
EUR	8,469,396	USD	9,572,305	06/15/16	BOA	(144,105)
GBP	1,980,000	JPY	315,766,765	06/17/16	BOA	(155,859)
GBP	123,978	USD	180,273	06/02/16	BOA	(709)
GBP	5,329,929	USD	7,696,479	06/15/16	BOA	23,957
GBP	4,660,000	USD	6,852,414	06/27/16	BOA	(101,709)
HUF	382,053,345	USD	1,389,510	06/15/16	BOA	(34,140)
INR	427,752,840	USD	6,353,541	06/15/16	BOA	(11,734)
JPY	3,242,222,815	EUR	6,190,000	06/17/16	BOA	2,008
JPY	373,065,673	EUR	3,033,000	06/27/16	BOA	(5,634)
JPY	1,745,812,285	GBP	2,575,000	06/17/16	BOA	18,392
JPY	60,105,140	USD	541,732	06/02/16	BOA	1,052
JPY	1,163,864,060	USD	10,454,945	06/15/16	BOA	60,778
KRW	1,754,463,227	USD	1,502,520	06/15/16	BOA	(30,810)
MXN	25,234,675	USD	1,424,524	06/15/16	BOA	(59,412)
MXN	27,083,000	USD	1,518,758	06/17/16	BOA	(54,007)
MYR	2,159,383	USD	536,860	06/15/16	BOA	(14,390)
NOK	1,273,360	USD	152,188	06/02/16	BOA	25
NOK	24,208,406	USD	2,909,068	06/15/16	BOA	(15,372)
NOK	6,551,941	USD	785,000	06/17/16	BOA	(1,833)
NOK	52,246,637	USD	6,300,000	06/22/16	BOA	(54,944)
NZD	371,061	USD	250,798	06/02/16	BOA	261
NZD	17,167,307	USD	11,635,160	06/15/16	BOA	(27,935)
NZD	16,078,000	USD	10,902,419	06/17/16	BOA	(32,876)
NZD	40,400,000	USD	27,286,320	06/22/16	BOA	18,742
PLN	8,570,929	USD	2,243,199	06/15/16	BOA	(70,593)
SEK	890,809	USD	107,089	06/02/16	BOA	(294)
SEK	40,600,787	USD	4,961,631	06/15/16	BOA	(91,371)
SGD	1,706,383	USD	1,259,913	06/15/16	BOA	(21,084)
SGD	2,276,000	USD	1,652,566	06/27/16	BOA	(547)
TRY	16,232,783	USD	5,523,143	06/15/16	BOA	(43,333)
TWD	34,010,397	USD	1,043,215	06/15/16	BOA	(53)
USD	818,788	AUD	1,132,382	06/02/16	BOA	356
USD	5,738,243	AUD	7,971,000	06/08/16	BOA	(21,426)
USD	7,322,205	AUD	9,792,948	06/15/16	BOA	248,027
USD	21,859,127	AUD	29,973,000	06/17/16	BOA	209,132
USD	2,955,514	BRL	11,141,515	06/15/16	BOA	(115,231)
USD	80,628	CAD	105,271	06/01/16	BOA	351
USD	7,571,545	CAD	9,936,295	06/15/16	BOA	(5,529)
USD	16,985,709	CAD	22,221,813	06/17/16	BOA	40,150
USD	32,893,920	CHF	32,228,868	06/17/16	BOA	446,500
USD	8,188,465	CHF	8,105,000	06/27/16	BOA	24,478
USD	95,249	CLP	65,819,014	06/15/16	BOA	371
USD	1,396,849	CZK	33,564,587	06/15/16	BOA	14,234
USD	800,000	DKK	5,318,637	06/17/16	BOA	3,902
USD	710,119	EUR	638,040	06/02/16	BOA	207
USD	11,228,548	EUR	9,948,477	06/15/16	BOA	153,824
USD	75,493,189	EUR	67,522,000	06/17/16	BOA	321,298

The accompanying notes are an integral part of the financial statements.

7

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2016

(UNAUDITED)

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION	COUNTERPARTY	UNREALIZED APPRECIATION (DEPRECIATION)
USD	23,257,039	EUR	20,700,000	06/22/16	BOA	$207,347
USD	6,666,589	EUR	5,977,000	06/27/16	BOA	9,833
USD	181,280	GBP	123,978	06/02/16	BOA	1,716
USD	7,795,631	GBP	5,495,451	06/15/16	BOA	(164,564)
USD	54,978,352	GBP	38,053,000	06/17/16	BOA	(142,565)
USD	3,486,474	GBP	2,400,000	06/22/16	BOA	9,859
USD	8,157,307	GBP	5,608,000	06/27/16	BOA	33,283
USD	1,605,964	HUF	447,733,037	06/15/16	BOA	17,590
USD	9,361,548	INR	634,827,134	06/15/16	BOA	(50,315)
USD	540,762	JPY	60,105,140	06/02/16	BOA	(2,021)
USD	8,229,668	JPY	902,403,833	06/15/16	BOA	76,285
USD	18,647,007	JPY	2,039,430,450	06/17/16	BOA	218,934
USD	24,250,000	JPY	2,661,885,991	06/22/16	BOA	192,763
USD	3,986,000	KRW	4,697,703,489	06/13/16	BOA	45,223
USD	2,391,951	KRW	2,848,079,743	06/15/16	BOA	2,873
USD	3,521,788	MXN	63,676,537	06/15/16	BOA	77,099
USD	7,636,576	MXN	136,587,000	06/17/16	BOA	249,438
USD	653,073	MYR	2,634,897	06/15/16	BOA	15,550
USD	152,236	NOK	1,273,360	06/02/16	BOA	22
USD	2,877,409	NOK	23,999,288	06/15/16	BOA	8,709
USD	249,235	NZD	371,061	06/02/16	BOA	(1,824)
USD	4,612,069	NZD	6,805,359	06/15/16	BOA	10,804
USD	8,126,140	NZD	12,074,000	06/17/16	BOA	(36,496)
USD	4,129,673	PLN	16,052,075	06/15/16	BOA	60,704
USD	106,861	SEK	890,810	06/02/16	BOA	66
USD	13,105,922	SEK	109,158,702	06/15/16	BOA	11,808
USD	715,000	SEK	5,953,120	06/17/16	BOA	830
USD	29,600,000	SEK	245,409,506	06/22/16	BOA	152,673
USD	7,972,000	SGD	11,003,002	06/08/16	BOA	(17,134)
USD	1,182,552	SGD	1,612,822	06/15/16	BOA	11,649
USD	1,649,055	SGD	2,276,000	06/27/16	BOA	(2,963)
USD	6,518,023	TRY	19,348,758	06/15/16	BOA	(13,669)
USD	3,986,000	TWD	130,268,427	06/13/16	BOA	(9,399)
USD	1,107,282	TWD	35,987,842	06/15/16	BOA	3,468
USD	3,620,593	ZAR	56,849,642	06/15/16	BOA	13,714
ZAR	31,354,954	USD	2,053,305	06/15/16	BOA	(63,960)

Total Forward Foreign Currency Contracts						$(862,258)

The accompanying notes are an integral part of the financial statements.

8

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2016

(UNAUDITED)

	NUMBER OF CONTRACTS	VALUE

PURCHASED OPTIONS — 0.3%
CALL OPTIONS PURCHASED—0.1%
USD CNH Currency Futures Expires 08/22/16 Strike Price 6.77	62,119,000	$287,611
USD CNH Currency Futures Expires 08/22/16 Strike Price 6.77	22,639,000	104,819
USD CNH Currency Futures Expires 08/22/16 Strike Price 7.09	10,343,000	14,315

TOTAL CALL OPTIONS PURCHASED (Cost $ 1,618,202)		406,745

PUT OPTIONS PURCHASED—0.2%
EUR Foreign Exchange Currency Futures Expires 06/03/16 Strike Price 1.12	293	347,937
Gold 100-oz Futures Expires 06/27/16 Strike Price 170	266	95,760
IMM Eurodollar Futures Expires 06/19/17 Strike Price 98.75	2,381	773,825
U.S. 10-Year Treasury Bond Futures Expires 06/24/16 Strike Price 127	1,328	62,250

TOTAL PUT OPTIONS PURCHASED (Cost $ 1,365,665)		1,279,772

TOTAL PURCHASED OPTIONS — 0.3% (Cost $ 2,983,867)		1,686,517

	NUMBER OF CONTRACTS	VALUE

WRITTEN OPTIONS — 0.0%
CALL OPTIONS WRITTEN—0.0%
USD CNH Currency Futures Expires 08/22/16 Strike Price 7.09	62,119,000	$(85,973)
USD CNH Currency Futures Expires 08/22/16 Strike Price 7.09	22,639,000	(31,332)
USD CNH Currency Futures Expires 08/22/16 Strike Price 6.77	10,343,000	(47,888)

TOTAL CALL OPTIONS WRITTEN (Premiums Received $ 1,038,284)		(165,193)

PUT OPTIONS WRITTEN—0.0%
U.S. 10-Year Treasury Bond Futures Expires 06/24/16 Strike Price 126	1,328	(20,750)

TOTAL PUT OPTIONS WRITTEN (Premiums Received $ 95,453)		(20,750)

TOTAL WRITTEN OPTIONS — 0.0% (Premiums Received $ 1,133,737)		(185,943)

The accompanying notes are an integral part of the financial statements.

9

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONCLUDED)

MAY 31, 2016

(UNAUDITED)

AUD	Australian Dollar	INR	Indian Rupee
BOA	Bank of America	JPY	Japanese Yen
BRL	Brazilian Real	KRW	Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CBOT	Chicago Board of Trade	MYR	Malaysian Ringgit
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNH	Chinese Renminbi	PLN	Polish Zloty
CZK	Czech Koruna	RBOB	Reformulated Blendstock for Oxygenate Blending
DAX	Deutscher Aktienindex	SEK	Swedish Krona
DJIA	Doe Jones Industrial Average	SGD	Singapore Dollar
DKK	Danish Krone	SGX	Singapore Exchange
EUR	Euro	TRY	Turkish Lira
FTSE	Financial Times Stock Exchange	TSX	Toronto Stock Exchange
GBP	British Pound	TWD	Taiwan Dollar
HUF	Hungarian Forint	USD	United States Dollar
IBEX	Index of the Bolsa de Madrid	WTI	West Texas Intermediate
IMM	International Monetary Market	ZAR	South African Rand

The accompanying notes are an integral part of the financial statements.

10

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO PORTOFOLIO OF INVESTMENTS

MAY 31, 2016

(UNAUDITED)

CONSOLIDATION OF SUBSIDIARY — The Abbey Capital Futures Strategy Fund (the “Fund”) seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy and a “Fixed Income” strategy. The Managed Futures strategy will be achieved by the Fund investing up to 25% of its total assets in Abbey Capital Offshore Fund Limited, a wholly-owned and controlled subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The consolidated financial statements of the Fund include the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling economic interest (greater than 50%). All inter-company accounts and transactions have been eliminated. As of May 31, 2016, the net assets of the Subsidiary were $133,293,315, which represented 20.81% of the Fund’s net assets.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, provided such amount appoximates fair value. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 –	quoted prices in active markets for identical securities;

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

11

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO PORTOFOLIO OF INVESTMENTS

MAY 31, 2016

(UNAUDITED) (CONTINUED)

The following is a summary of inputs used, as of May 31, 2016, in valuing the Fund’s investments carried at fair value.

	TOTAL FAIR VALUE AT MAY 31, 2016	LEVEL 1 QUOTED PRICE	LEVEL 2 SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS

Short-Term Investments	$540,453,554	$540,453,554	$—	$—
Commodity Contracts
Futures	3,915,290	3,915,290	—	—
Purchased Options	95,760	95,760	—	—
Equity Contracts
Futures	2,302,645	2,302,645	—	—
Foreign Exchange Contracts
Forward Foreign Currency Contracts	3,170,760	—	3,170,760	—
Futures	600,896	600,896	—	—
Purchased Options	754,682	467,071	287,611	—
Interest Rate Contracts
Futures	2,702,941	2,702,941	—	—
Purchased Options	836,075	836,075	—	—
Total Assets	$554,832,603	$551,374,232	$3,458,371	$—

	TOTAL FAIR VALUE AT MAY 31, 2016	LEVEL 1 QUOTED PRICE	LEVEL 2 SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS

Commodity Contracts
Futures	$(6,079,214)	$(6,079,214)	$—	$—
Equity Contracts
Futures	(1,242,835)	(1,242,835)	—	—
Foreign Exchange Contracts
Forward Foreign Currency Contracts	(4,033,018)	—	(4,033,018)	—
Futures	(459,580)	(459,580)	—	—
Written Options	(165,193)	(79,220)	(85,973)	—
Interest Rate Contracts
Futures	(1,229,327)	(1,229,327)	—	—
Written Options	(20,750)	(20,750)	—	—
Total Liabilities	$(13,229,917)	$(9,110,926)	$(4,118,991)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S.

12

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO PORTOFOLIO OF INVESTMENTS

MAY 31, 2016

(UNAUDITED) (CONTINUED)

GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2016, the Fund had no transfers between Levels 1, 2 and 3.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The following table lists the fair values of the Fund’s derivative holdings as of May 31, 2016 grouped by contract type and risk exposure category.

DERIVATIVE TYPE		EQUITY CONTRACTS		INTEREST RATE CONTRACTS		FOREIGN CURRENCY CONTRACTS		COMMODITY CONTRACTS		TOTAL

		Asset Derivatives
Purchased Options	$	—	$	836,075	$	754,682	$	95,760	$	1,686,517
Forward Contracts		—		—		3,170,760		—		3,170,760
Futures Contracts		2,302,645		2,702,941		600,896		3,915,290		9,521,772
Total Value - Assets	$	2,302,645	$	3,539,016	$	4,526,338	$	4,011,050	$	14,379,049

		Liability Derivatives
Written Options	$	—	$	(20,750)	$	(165,193)	$	—	$	(185,943)
Forward Contracts		—		—		(4,033,018)		—		(4,033,018)
Futures Contracts		(1,242,835)		(1,229,327)		(459,580)		(6,079,214)		(9,010,956)
Total Value - Liabilities	$	(1,242,835)	$	(1,250,077)	$	(4,657,791)	$	(6,079,214)	$	(13,229,917)

For the period ended May 31, 2016, the Fund’s average volume of derivatives is as follows:

PURCHASED OPTIONS (COST)	WRITTEN OPTIONS (PROCEEDS)	LONG FUTURES NOTIONAL COST	SHORT FUTURES NOTIONAL COST	FORWARD FOREIGN CURRENCY CONTRACTS — PAYABLE (VALUE AT TRADE DATE)	FORWARD FOREIGN CURRENCY CONTRACTS — RECEIVABLE (VALUE AT TRADE DATE)
$2,692,542	$(550,640)	$1,620,550,479	$(1,169,258,995)	$(626,270,826)	$626,546,347

PURCHASED OPTIONS — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives. The Fund purchases option contracts. This transaction is used to hedge against changes in interest rates, foreign exchange rates and values of equities. An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

OPTIONS WRITTEN — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives and may enter into options written to hedge against changes in interest rates, foreign exchange

13

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO PORTOFOLIO OF INVESTMENTS

MAY 31, 2016

(UNAUDITED) (CONTINUED)

rates and values of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

The Fund had transactions in options written during the period ended May 31, 2016 as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED

Options outstanding at August 31, 2015	95,153,327	$1,131,083
Options written	129,180,064	4,395,950
Options closed	(27,865,019)	(3,263,195)
Options expired	(101,366,044)	(1,130,101)

Options outstanding at May 31, 2016	95,102,328	$1,133,737

FUTURES CONTRACTS — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives. The Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as a “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

FORWARD FOREIGN CURRENCY CONTRACTS — In the normal course of pursuing their investment objectives, the Fund is subject to foreign investment and currency risk. The Fund may enter into forward foreign currency contracts

14

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO PORTOFOLIO OF INVESTMENTS

MAY 31, 2016

(UNAUDITED) (CONCLUDED)

(“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve the Fund’s investment goal. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Foreign Currency Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

For more information with regard to accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

15

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments

May 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS - 96.0%

Advertising — 0.0%
Xcel Brands, Inc.*	16,178	$97,068

Aerospace/Defense — 1.6%
Aerojet Rocketdyne Holdings, Inc.*	21,515	370,919
Aerovironment, Inc.*	8,330	239,987
Cubic Corp.	18,362	749,170
Curtiss-Wright Corp.	2,004	166,773
HEICO Corp.	7,150	475,832
Kaman Corp.	2,787	119,033
KLX, Inc.*	27,164	893,424
Moog, Inc., Class A*	1,762	95,025
National Presto Industries, Inc.	728	65,083
Orbital ATK, Inc.	1,778	154,739

		3,329,985

Agriculture — 0.1%
Andersons, Inc., (The)	3,403	121,759
Universal Corp.	1,451	79,370

		201,129

Airlines — 0.5%
Allegiant Travel Co.	3,050	424,011
Controladora Vuela Cia de Aviacion SAB de CV, ADR (Mexico)*	5,936	114,624
Hawaiian Holdings, Inc.*	2,251	91,075
SkyWest, Inc.	22,277	525,737

		1,155,447

Apparel — 0.7%
Crocs, Inc.*	5,596	55,065
Iconix Brand Group, Inc.*	4,844	37,347
Oxford Industries, Inc.	1,003	63,560
Perry Ellis International, Inc.*	1,781	34,480
Rocky Brands, Inc.	34,000	387,600
Sequential Brands Group, Inc.*	12,915	104,095
Skechers U.S.A., Inc., Class A*	6,336	197,493
Steven Madden Ltd.*	3,222	110,547
Superior Uniform Group, Inc.	17,022	301,289
Unifi, Inc.*	1,604	40,309
Wolverine World Wide, Inc.	4,497	81,890

		1,413,675

Auto Manufacturers — 0.1%
Wabash National Corp.*	13,991	198,392

Auto Parts & Equipment — 1.0%
Gentherm, Inc.*	2,033	74,367
Motorcar Parts of America, Inc.*	31,506	943,920
Spartan Motors, Inc.	91,560	585,984
Superior Industries International, Inc.	2,929	79,493

	Number of Shares	Value

Auto Parts & Equipment — (Continued)
Unique Fabricating, Inc.	33,154	$449,237

		2,133,001

Banks — 6.6%
1st Source Corp.	9,059	307,013
American River Bankshares*	51,230	555,846
Atlantic Capital Bancshares, Inc.*	29,792	423,642
Bank of Commerce Holdings	75,720	476,279
Bank of the Ozarks, Inc.	5,189	201,904
BankUnited, Inc.	11,983	396,637
Banner Corp.	1,722	76,612
BB&T Corp.	1	19
BBCN Bancorp, Inc.	8,040	130,730
Boston Private Financial Holdings, Inc.	14,098	177,494
Cardinal Financial Corp.	4,668	105,964
CB Financial Services, Inc.	7,770	170,940
Central Pacific Financial Corp.	3,233	77,495
City Holding Co.	4,208	206,865
CoBiz Financial, Inc.	19,947	252,330
Community Bank System, Inc.	1,997	82,356
CU Bancorp*	12,021	277,685
CVB Financial Corp.	8,715	152,948
Farmers National Banc Corp.	42,260	399,780
FCB Financial Holdings, Inc., Class A*	13,396	495,250
First BanCorp (Puerto Rico)*	46,257	194,742
First Citizens BancShares, Inc., Class A	899	232,895
First Commonwealth Financial Corp.	11,374	106,802
First Financial Bancorp	7,350	145,310
First Financial Bankshares, Inc.	6,581	220,529
First NBC Bank Holding Co.*	3,196	59,669
Glacier Bancorp, Inc.	3,879	106,052
Home BancShares, Inc.	5,717	251,262
Horizon Bancorp	19,230	474,981
Independent Bank Corp. Rockland MA	1,226	60,430
Live Oak Bancshares, Inc.	12,834	207,141
MB Financial, Inc.	6,569	237,469
MidSouth Bancorp, Inc.	46,750	484,798
Northrim BanCorp, Inc.	12,280	326,034
OFG Bancorp (Puerto Rico)	9,765	89,252
Orrstown Financial Services, Inc.	23,590	444,554
Pacific Continental Corp.	34,950	579,820
Pacific Mercantile Bancorp*	80,200	581,450
Park Sterling Corp.	92,020	685,549

The accompanying notes are an integral part of the portfolio of investments.

1

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

May 31, 2016

(Unaudited)

	Number of Shares	Value

Banks — (Continued)
People’s Utah Bancorp	29,050	$498,208
Premier Financial Bancorp, Inc.	36,100	585,181
PrivateBancorp, Inc.	2,852	126,486
S&T Bancorp, Inc.	1,326	34,304
Southside Bancshares, Inc.	4,403	129,834
Suffolk Bancorp	11,840	299,434
Texas Capital Bancshares, Inc.*	1,816	93,052
Tompkins Financial Corp.	1,660	110,456
TrustCo Bank Corp. NY	19,058	125,211
UMB Financial Corp.	3,746	215,582
United Bankshares, Inc.	5,281	210,237
United Community Banks, Inc.	3,164	63,691
Webster Financial Corp.	5,268	206,295
Westamerica Bancorporation	1,711	83,240
Western Alliance Bancorp*	11,766	443,578
Wilshire Bancorp, Inc.	9,430	107,785

		13,789,102

Beverages — 0.8%
DavidsTea, Inc. (Canada)*	24,763	292,451
Farmer Brothers Co.*	21,549	608,759
Primo Water Corp.*	58,321	661,943
Reed’s, Inc.*	53,398	178,349

		1,741,502

Biotechnology — 3.1%
Acorda Therapeutics, Inc.*	2,678	76,189
Alder Biopharmaceuticals, Inc.*	5,868	176,451
ANI Pharmaceuticals, Inc.*	2,019	109,329
Blueprint Medicines Corp.*	15,628	296,776
Cambrex Corp.*	1,323	64,708
Celator Pharmaceuticals, Inc.*	23,636	710,971
ChromaDex Corp.*	7,325	38,237
Dynavax Technologies Corp.*	7,302	121,140
Emergent BioSolutions, Inc.*	2,245	98,511
Exelixis, Inc.*	49,331	320,158
Five Prime Therapeutics, Inc.*	9,607	439,232
KemPharm, Inc.*	8,122	57,585
Ligand Pharmaceuticals, Inc.*	1,187	141,953
Loxo Oncology, Inc.*	14,218	383,886
Medicines Co., (The)*	4,827	181,543
Momenta Pharmaceuticals, Inc.*	5,897	69,467
Myriad Genetics, Inc.*	11,070	375,162
NeoGenomics, Inc.*	210,899	1,891,764
Otonomy, Inc.*	11,422	167,789
Pacific Biosciences of California, Inc.*	16,585	159,879
Paratek Pharmaceuticals, Inc.*	8,807	142,409
Pfenex, Inc.*	21,603	150,357
Sage Therapeutics, Inc.*	4,832	159,021

	Number of Shares	Value

Biotechnology — (Continued)
Second Sight Medical Products, Inc.*	21,064	$82,150
Spectrum Pharmaceuticals, Inc.*	12,758	95,557
Sunesis Pharmaceuticals, Inc.*	73,727	36,864

		6,547,088

Building Materials — 2.0%
AAON, Inc.	2,382	65,362
Apogee Enterprises, Inc.	10,054	454,642
Aspen Aerogels, Inc.*	65,124	261,147
Drew Industries, Inc.	1,629	126,019
Gibraltar Industries, Inc.*	20,565	614,482
Griffon Corp.	4,619	77,830
Headwaters, Inc.*	4,288	81,429
LSI Industries, Inc.	14,118	157,416
Patrick Industries, Inc.*	18,759	1,002,293
PGT, Inc.*	13,787	147,797
Ply Gem Holdings, Inc.*	14,161	212,981
Quanex Building Products Corp.	3,053	60,816
Simpson Manufacturing Co., Inc.	2,069	81,870
Summit Materials, Inc., Class A*	16,792	365,226
Trex Co., Inc.*	1,373	62,018
Universal Forest Products, Inc.	2,701	226,722
US Concrete, Inc.*	4,698	301,330

		4,299,380

Chemicals — 1.5%
A Schulman, Inc.	3,625	91,749
American Vanguard Corp.	5,818	76,216
Balchem Corp.	1,142	68,463
Calgon Carbon Corp.	3,952	58,806
Chemours Co., (The)	13,402	116,731
Codexis, Inc.*	69,438	263,864
Hawkins, Inc.	7,480	291,870
HB Fuller Co.	4,743	216,565
Innophos Holdings, Inc.	2,039	78,175
Innospec, Inc.	1,341	65,119
KMG Chemicals, Inc.	18,500	397,380
Koppers Holdings, Inc.*	2,012	50,924
Kraton Performance Polymers, Inc.*	2,728	74,174
Landec Corp.*	87,049	1,008,027
Rayonier Advanced Materials, Inc.	6,815	88,322
Stepan Co.	2,701	155,821

		3,102,206

Commercial Services — 7.6%
ABM Industries, Inc.	3,179	108,626
Albany Molecular Research, Inc.*	3,609	52,403
American Public Education, Inc.*	2,385	67,400

The accompanying notes are an integral part of the portfolio of investments.

2

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

May 31, 2016

(Unaudited)

	Number of Shares	Value

Commercial Services — (Continued)
AMN Healthcare Services, Inc.*	24,333	$908,594
ARC Document Solutions, Inc.*	102,400	434,176
AstroNova, Inc.	18,890	271,072
Barrett Business Services, Inc.	20,470	764,759
BG Staffing, Inc.	23,250	329,685
Booz Allen Hamilton Holding Corp.	12,969	379,603
Bright Horizons Family Solutions, Inc.*	5,466	354,142
Brink’s Co., (The)	4,054	118,174
Capella Education Co.	1,954	102,526
Cardtronics, Inc.*	1,985	77,991
CorVel Corp.*	1,091	52,521
Cotiviti Holdings, Inc.*	10,079	184,043
CRA International, Inc.*	25,680	605,021
Cross Country Healthcare, Inc.*	14,728	200,595
Electro Rent Corp.	37,310	488,761
ExamWorks Group, Inc.*	4,429	154,616
Global Payments, Inc.	1	70
Green Dot Corp., Class A*	4,948	109,153
Hackett Group, Inc., (The)	35,249	515,340
Healthcare Services Group, Inc.	12,881	502,359
HealthEquity, Inc.*	1,801	46,484
HMS Holdings Corp.*	20,239	334,449
ICF International, Inc.*	9,277	378,316
Insperity, Inc.	10,913	785,409
Kelly Services, Inc., Class A	28,112	557,180
Korn Ferry International	14,830	427,846
Landauer, Inc.	693	27,464
LendingTree, Inc.*	3,297	274,475
MarketAxess Holdings, Inc.	5,927	829,424
Matthews International Corp., Class A	1,608	88,231
Medifast, Inc.	17,440	556,510
Monro Muffler Brake, Inc.	1,672	105,252
Navigant Consulting, Inc.*	3,071	48,921
Nord Anglia Education, Inc. (Cayman Islands)*	18,125	402,738
Nutrisystem, Inc.	15,677	425,474
On Assignment, Inc.*	3,035	114,328
PAREXEL International Corp.*	2,105	132,383
PFSweb, Inc.*	59,585	743,323
Rent-A-Center, Inc., Class A	5,965	78,559
ServiceSource International, Inc.*	95,527	355,360
SP Plus Corp.*	38,864	867,444
Strayer Education, Inc.*	1,382	66,571
TriNet Group, Inc.*	36,500	735,475
Viad Corp.	22,687	721,673

	Number of Shares	Value

Commercial Services — (Continued)
Weight Watchers International, Inc.*	7,515	$113,927

		15,998,846

Computers — 4.7%
Brocade Communications
Systems, Inc.	4,279	38,765
CACI International, Inc., Class A*	1,145	115,382
Computer Services, Inc.	16,069	594,553
CSRA, Inc.	7,773	192,537
Datalink Corp.*	93,230	752,366
Digimarc Corp.*	10,621	293,777
Electronics For Imaging, Inc.*	10,593	464,291
Engility Holdings, Inc.*	2,262	53,225
ExlService Holdings, Inc.*	15,319	793,524
Globant S.A. (Luxembourg)*	18,004	722,681
Icad, Inc.*	71,137	431,802
Insight Enterprises, Inc.*	2,176	59,057
Leidos Holdings, Inc.	7,945	392,483
LivePerson, Inc.*	7,116	49,670
Manhattan Associates, Inc.*	9,897	652,509
MAXIMUS, Inc.	1,853	106,825
Maxwell Technologies, Inc.*	29,956	159,665
Mercury Systems, Inc.*	45,250	961,563
Mitek Systems, Inc.*	99,042	900,292
MTS Systems Corp.	1,224	58,507
Quantum Corp.*	518,070	197,747
Radisys Corp.*	201,540	896,853
Super Micro Computer, Inc.*	3,359	88,140
Sykes Enterprises, Inc.*	1,995	59,491
TeleTech Holdings, Inc.	3,501	95,577
USA Technologies, Inc.*	15,628	68,763
Vocera Communications, Inc.*	43,246	499,491
Xplore Technologies Corp.*	61,112	194,947

		9,894,483

Cosmetics/Personal Care — 0.0%
Inter Parfums, Inc.	2,289	66,930

Distribution/Wholesale — 0.4%
Beacon Roofing Supply, Inc.*	8,547	368,803
Pool Corp.	2,106	192,846
ScanSource, Inc.*	1,959	75,186
SiteOne Landscape Supply, Inc.*	6,122	172,212

		809,047

Diversified Financial Services — 2.6%
Blackhawk Network Holdings, Inc.*	35,088	1,207,729
Encore Capital Group, Inc.*	2,368	63,676
Enova International, Inc.*	14,782	107,613

The accompanying notes are an integral part of the portfolio of investments.

3

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

May 31, 2016

(Unaudited)

	Number of Shares	Value

Diversified Financial Services — (Continued)
Evercore Partners, Inc., Class A	8,670	$450,840
Financial Engines, Inc.	2,244	62,024
FNFV Group*	127,843	1,536,673
Hennessy Advisors, Inc.	15,299	508,845
Interactive Brokers Group, Inc., Class A	3,063	123,071
Investment Tech. Group, Inc.	3,420	63,065
PRA Group, Inc.*	2,490	68,500
Silvercrest Asset Management Group, Inc., Class A	20,822	255,070
WageWorks, Inc.*	11,621	651,357
Westwood Holdings Group, Inc.	5,337	305,917
World Acceptance Corp.*	1,659	72,465

		5,476,845

Electric — 0.2%
ALLETE, Inc.	4,232	244,356
Avista Corp.	1,395	56,107
El Paso Electric Co.	1,366	61,006

		361,469

Electrical Components & Equipment — 0.8%
Advanced Energy Industries, Inc.*	2,466	94,127
Encore Wire Corp.	1,956	76,264
EnerSys	3,171	190,641
Insteel Industries, Inc.	17,256	478,336
Littelfuse, Inc.	1,079	123,578
Powell Industries, Inc.	9,099	323,924
Research Frontiers, Inc.*	53,359	217,171
SPX Corp.	4,521	74,913
Universal Display Corp.*	3,081	206,889

		1,785,843

Electronics — 2.1%
Brady Corp., Class A	2,928	93,081
Coherent, Inc.*	1,014	95,945
ESCO Technologies, Inc.	1,920	77,318
FARO Technologies, Inc.*	2,255	79,804
FLIR Systems, Inc.	11,108	346,014
II-VI, Inc.*	3,812	77,689
IMAX Corp. (Canada)*	14,756	491,965
Itron, Inc.*	4,655	205,053
Ituran Location and Control Ltd. (Israel)	22,201	484,870
Methode Electronics, Inc.	1,987	58,636
Napco Security Technologies, Inc.*	51,481	338,745
Orbotech Ltd. (Israel)*	15,185	423,510
Plexus Corp.*	2,641	115,993
Rogers Corp.*	1,868	124,166
Sanmina Corp.*	6,648	178,100

	Number of Shares	Value

Electronics — (Continued)
TASER International, Inc.*	15,538	$347,585
Tech Data Corp.*	4,830	365,003
TTM Technologies, Inc.*	8,548	66,931
ZAGG, Inc.*	83,810	405,640

		4,376,048

Energy-Alternate Sources — 0.2%
Green Plains, Inc.	3,277	60,821
REX American Resources Corp.*	6,135	358,407

		419,228

Engineering & Construction — 1.6%
Aegion Corp.*	5,582	111,584
Argan, Inc.	11,630	403,561
Comfort Systems USA, Inc.	20,625	660,000
Dycom Industries, Inc.*	2,682	227,675
EMCOR Group, Inc.	4,741	225,435
Exponent, Inc.	1,390	74,935
MasTec, Inc.*	16,971	390,333
MYR Group, Inc.*	3,312	80,117
NV5 Global, Inc.*	26,596	724,741
Sterling Construction Co., Inc.*	77,660	392,183
TopBuild Corp.*	2,707	97,831

		3,388,395

Entertainment — 1.2%
Dolby Laboratories, Inc., Class A	8,300	393,835
Gaming and Leisure Properties, Inc.	1	21
International Speedway Corp., Class A	28,578	945,360
Pinnacle Entertainment, Inc.*	3,069	34,557
Scientific Games Corp., Class A*	6,167	60,375
SeaWorld Entertainment, Inc.	56,969	994,679

		2,428,827

Environmental Control — 0.4%
Casella Waste Systems, Inc., Class A*	15,319	109,990
Tetra Tech, Inc.	3,198	97,859
US Ecology, Inc.	12,740	577,249

		785,098

Food — 1.5%
B&G Foods, Inc.	4,803	206,481
Blue Buffalo Pet Products, Inc.*	16,461	425,352
Calavo Growers, Inc.	7,096	401,705
Cal-Maine Foods, Inc.	1,158	51,531
Darling Ingredients, Inc.*	8,943	137,275
Ingles Markets, Inc., Class A	22,338	832,761
J&J Snack Foods Corp.	681	71,846
Lifeway Foods, Inc.*	31,140	294,896
Sanderson Farms, Inc.	1,371	122,992

The accompanying notes are an integral part of the portfolio of investments.

4

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

May 31, 2016

(Unaudited)

	Number of Shares	Value

Food — (Continued)
Snyder’s-Lance, Inc.	3,587	$110,882
SpartanNash Co.	2,270	67,442
United Natural Foods, Inc.*	10,170	378,934

		3,102,097

Forest Products & Paper — 0.1%
Clearwater Paper Corp.*	1,300	81,393
Neenah Paper, Inc.	743	51,557
PH Glatfelter Co.	2,957	60,619

		193,569

Gas — 0.5%
New Jersey Resources Corp.	2,340	82,251
Northwest Natural Gas Co.	2,390	131,211
Piedmont Natural Gas Co., Inc.	5,397	324,144
South Jersey Industries, Inc.	4,502	130,063
Southwest Gas Corp.	1,612	111,921
Spire, Inc.	5,337	339,326

		1,118,916

Hand / Machine Tools — 0.3%
Franklin Electric Co., Inc.	1,615	53,909
Hardinge, Inc.	49,320	514,901

		568,810

Healthcare-Products — 4.3%
Abaxis, Inc.	1,761	81,041
ABIOMED, Inc.	1,897	188,391
Alpha Pro Tech Ltd.*	118,190	297,839
Analogic Corp.	998	81,836
Avinger, Inc.*	11,380	128,253
BioTelemetry, Inc.*	13,855	241,354
Cantel Medical Corp.	1,814	120,504
Cerus Corp.*	145,195	807,284
CryoLife, Inc.	13,593	156,999
Cynosure, Inc., Class A*	8,543	408,099
Digirad Corp.	63,955	321,054
Endologix, Inc.*	15,820	200,439
Glaukos Corp.*	12,559	305,812
ICU Medical, Inc.*	578	60,106
Inogen, Inc.*	4,909	234,356
Integra LifeSciences Holdings Corp.*	1,544	115,352
LDR Holding Corp.*	4,947	104,035
LeMaitre Vascular, Inc.	27,107	378,685
Luminex Corp.*	3,344	68,853
Masimo Corp.*	3,409	169,564
Meridian Bioscience, Inc.	4,835	94,186
Merit Medical Systems, Inc.*	17,091	320,798
NanoString Technologies, Inc.*	43,720	593,718
Nevro Corp.*	5,331	371,677
NuVasive, Inc.*	9,801	532,880

	Number of Shares		Value

Healthcare-Products — (Continued)
Nuvectra Corp.*	—	^	$3
Orthofix International N.V. (CW)*	4,151		183,599
Spectranetics Corp., (The)*	20,867		382,283
TransEnterix, Inc.*	28,525		52,201
Trinity Biotech, PLC, SP ADR (Ireland)*	29,640		342,638
Vascular Solutions, Inc.*	8,237		313,747
West Pharmaceutical Services, Inc.	10,563		793,070
Zeltiq Aesthetics, Inc.*	20,514		583,828

			9,034,484

Healthcare-Services — 2.1%
Air Methods Corp.*	18,728		634,317
Almost Family, Inc.*	11,070		462,837
Amedisys, Inc.*	10,248		521,316
American Renal Associates Holdings, Inc.*	10,223		286,142
Amsurg Corp.*	8,200		613,278
Chemed Corp.	621		80,985
Ensign Group, Inc., (The)	2,537		50,359
Kindred Healthcare, Inc.	5,768		68,466
LHC Group, Inc.*	12,441		522,522
Magellan Health, Inc.*	1,789		118,521
Natera, Inc.*	12,757		175,919
Providence Service Corp., (The)*	927		44,088
Psychemedics Corp.	22,388		311,417
Surgical Care Affiliates, Inc.*	8,255		369,576
US Physical Therapy, Inc.	3,765		217,504

			4,477,247

Holding Companies-Diversified — 0.1%
KLR Energy Acquisition Corp.*	13,432		135,663

Home Builders — 1.2%
Cavco Industries, Inc.*	6,379		633,562
Installed Building Products, Inc.*	18,994		634,969
LGI Homes, Inc.*	14,126		381,685
Meritage Homes Corp.*	1,223		44,627
PICO Holdings, Inc.*	50,178		464,648
UCP, Inc., Class A*	37,040		267,799
Winnebago Industries, Inc.	5,231		117,802

			2,545,092

Home Furnishings — 1.5%
American Woodmark Corp.*	10,791		871,481
DTS, Inc.*	1,353		34,975
Ethan Allen Interiors, Inc.	13,344		450,627
Hooker Furniture Corp.	10,752		260,091
iRobot Corp.*	968		37,268
La-Z-Boy, Inc.	2,225		58,918
Select Comfort Corp.*	2,991		67,058

The accompanying notes are an integral part of the portfolio of investments.

5

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

May 31, 2016

(Unaudited)

	Number of Shares	Value

Home Furnishings — (Continued)
Skullcandy, Inc.*	75,953	$295,457
Tempur Sealy International, Inc.*	6,470	376,683
Universal Electronics, Inc.*	9,394	609,952

		3,062,510

Household Products / Wares — 0.6%
Acme United Corp.	16,512	298,207
SodaStream International Ltd. (Israel)*	31,070	644,081
Tumi Holdings, Inc.*	5,247	140,777
WD-40 Co.	995	110,813

		1,193,878

Housewares — 0.6%
Lifetime Brands, Inc.	40,260	586,991
Scotts Miracle-Gro Co., (The), Class A	5,570	387,115
Toro Co., (The)	2,674	238,815

		1,212,921

Information Technology — 0.3%
Inphi Corp.*	22,259	694,258

Insurance — 2.4%
Allied World Assurance Co. Holdings AG (Switzerland)	20,960	777,197
American Equity Investment Life Holding Co.	5,730	92,883
American National Insurance Co.	5,650	675,232
Atlas Financial Holdings, Inc. (Cayman Islands)*	17,151	308,546
Conifer Holdings, Inc.*	61,960	412,654
eHealth, Inc.*	18,644	257,660
Employers Holdings, Inc.	3,729	111,311
Horace Mann Educators Corp.	2,570	87,534
Infinity Property & Casualty Corp.	1,164	90,711
ProAssurance Corp.	2,565	134,637
RLI Corp.	1,478	97,711
Safety Insurance Group, Inc.	1,702	101,116
Selective Insurance Group, Inc.	3,866	143,622
Universal Insurance Holdings, Inc.	2,712	52,721
White Mountains Insurance Group Ltd. (Bermuda)	1,988	1,601,095

		4,944,630

Internet — 3.6%
8x8, Inc.*	60,378	771,027
Autobytel, Inc.*	17,599	252,194
Blue Nile, Inc.	1,475	38,896
Boingo Wireless, Inc.*	45,803	338,942
ePlus, Inc.*	8,558	749,082

	Number of Shares	Value

Internet — (Continued)
FTD Cos, Inc.*	1,657	$45,137
HealthStream, Inc.*	11,070	260,034
magicJack VocalTec Ltd. (Israel)*	89,650	536,107
Marketo, Inc.*	7,473	263,274
Match Group, Inc.*	41,774	584,836
NIC, Inc.	3,334	66,180
Q2 Holdings, Inc.*	7,466	186,501
Quotient Tech., Inc.*	63,212	705,446
Reis, Inc.	17,428	408,164
Rightside Group Ltd.*	23,261	210,512
RingCentral, Inc., Class A*	21,211	418,705
Shopify, Inc., Class A (Canada)*	13,428	393,306
Stamps.com, Inc.*	2,547	231,752
VASCO Data Security International, Inc.*	3,368	55,673
WebMD Health Corp.*	6,289	413,502
Zendesk, Inc.*	23,044	564,348

		7,493,618

Investment Companies — 0.6%
Acacia Research Corp.	102,780	530,345
Capital Southwest Corp.	27,931	387,403
PennantPark Floating Rate Capital Ltd.	32,797	393,892

		1,311,640

Iron / Steel — 0.1%
AK Steel Holding Corp.*	14,144	60,536
Cliffs Natural Resources, Inc.*	20,015	85,664

		146,200

Leisure Time — 0.6%
Arctic Cat, Inc.	22,536	355,618
Callaway Golf Co.	4,678	47,061
MCBC Holdings, Inc.	11,524	177,239
Nautilus, Inc.*	10,111	208,590
Planet Fitness, Inc., Class A*	26,230	468,468

		1,256,976

Lodging — 1.1%
Belmond Ltd., Class A (Bermuda)*	10,812	102,822
Boyd Gaming Corp.*	4,776	90,314
Interval Leisure Group, Inc.	7,200	103,392
La Quinta Holdings, Inc.*	49,330	586,040
Marcus Corp., (The)	19,503	378,358
Monarch Casino & Resort, Inc.*	19,659	415,198
Red Lion Hotels Corp.*	40,780	327,871
Red Rock Resorts, Inc., Class A*	18,870	384,759

		2,388,754

The accompanying notes are an integral part of the portfolio of investments.

6

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

May 31, 2016

(Unaudited)

	Number of Shares	Value

Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.	5,899	$314,653

Machinery-Diversified — 1.5%
Albany International Corp.	1,126	44,286
Applied Industrial Technologies, Inc.	1,045	47,234
Briggs & Stratton Corp.	4,802	107,181
Chart Industries, Inc.*	9,610	249,476
Columbus McKinnon Corp.	21,850	327,313
Hurco Cos, Inc.	15,770	508,267
Manitex International, Inc.*	69,230	484,610
NN, Inc.	38,709	644,892
SPX FLOW, Inc.*	10,543	315,974
Tennant Co.	1,232	66,158
Twin Disc, Inc.	40,640	390,144

		3,185,535

Media — 0.7%
Gannett Co., Inc.	9,737	152,092
Scholastic Corp.	1,251	48,852
Starz, Class A*	18,830	508,410
Tribune Media Co., Class A	19,837	798,439

		1,507,793

Metal Fabricate/Hardware — 0.8%
CIRCOR International, Inc.	889	49,820
Dynamic Materials Corp.	93,498	982,664
Lawson Products, Inc.*	4,691	90,489
Mueller Industries, Inc.	4,223	131,293
Northwest Pipe Co.*	43,620	405,666
TimkenSteel Corp.	6,106	54,710

		1,714,642

Mining — 0.8%
A-Mark Precious Metals, Inc.	22,692	362,618
Century Aluminum Co.*	22,999	148,574
Fairmount Santrol Holdings, Inc.*	29,606	159,280
Kaiser Aluminum Corp.	1,268	108,680
Materion Corp.	2,345	56,726
Stillwater Mining Co.*	8,970	90,776
United States Lime & Minerals, Inc.	5,566	297,725
US Silica Holdings, Inc.	13,438	383,386

		1,607,765

Miscellaneous Manufacturing — 1.3%
Actuant Corp., Class A	4,632	126,407
EnPro Industries, Inc.	2,498	126,324
Fabrinet (Cayman Islands)*	22,830	810,465
Harsco Corp.	14,378	94,607
Hexcel Corp.	8,220	358,967
Hillenbrand, Inc.	2,960	92,411
John Bean Technologies Corp.	2,493	151,275

	Number of Shares	Value

Miscellaneous Manufacturing — (Continued)
LSB Industries, Inc.*	3,470	$45,631
Lydall, Inc.*	19,610	742,435
Proto Labs, Inc.*	1,042	68,564
Sturm Ruger & Co., Inc.	1,620	107,293

		2,724,379

Office Furnishings — 0.2%
Interface, Inc.	5,654	95,892
Kimball International, Inc., Class B	25,481	298,128

		394,020

Oil & Gas — 2.4%
Atwood Oceanics, Inc.	28,400	303,028
Callon Petroleum Co.*	25,440	289,762
Carrizo Oil & Gas, Inc.*	3,151	121,314
Energen Corp.	4,220	200,956
Evolution Petroleum Corp.	82,461	460,957
Gran Tierra Energy, Inc.*	118,870	354,233
Gulfport Energy Corp.*	12,907	396,761
Murphy USA, Inc.*	11,999	815,812
Parsley Energy, Inc., Class A*	17,504	456,329
PBF Energy, Inc., Class A	14,270	376,300
PDC Energy, Inc.*	6,579	381,911
QEP Resources, Inc.	12,130	225,982
Ring Energy, Inc.*	22,048	178,368
RSP Permian, Inc.*	11,842	389,957
Unit Corp.*	4,358	60,881

		5,012,551

Oil & Gas Services — 0.9%
Dawson Geophysical Co.*	58,588	423,005
Flotek Industries, Inc.*	5,288	62,187
Helix Energy Solutions Group, Inc.*	42,013	336,524
Matrix Service Co.*	3,897	64,573
Natural Gas Services Group, Inc.*	31,151	631,431
PHI, Inc.*	6,007	102,720
Profire Energy, Inc.*	226,750	242,622
TETRA Technologies, Inc.*	13,636	74,589

		1,937,651

Packaging & Containers — 0.2%
AEP Industries, Inc.	6,570	394,266
KapStone Paper and Packaging Corp.	4,714	71,889

		466,155

Pharmaceuticals — 2.1%
Akorn, Inc.*	15,599	466,254
Anika Therapeutics, Inc.*	1,077	50,964
Depomed, Inc.*	2,979	60,861

The accompanying notes are an integral part of the portfolio of investments.

7

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

May 31, 2016

(Unaudited)

	Number of Shares	Value

Pharmaceuticals — (Continued)
Diplomat Pharmacy, Inc.*	1,589	$51,770
Flexion Therapeutics, Inc.*	18,372	320,408
Foamix Pharmaceuticals Ltd. (Israel)*	33,899	247,124
Global Blood Therapeutics, Inc.*	7,992	191,169
Heska Corp.*	3,352	121,577
Impax Laboratories, Inc.*	3,480	118,842
Imprimis Pharmaceuticals, Inc.*	28,859	112,550
Intra-Cellular Therapies, Inc.*	5,032	194,738
Lannett Co., Inc.*	1,626	39,658
MyoKardia, Inc.*	15,184	187,674
Nektar Therapeutics*	7,708	119,012
Neogen Corp.*	1,733	85,558
Ophthotech Corp.*	7,882	423,263
PharMerica Corp.*	2,016	53,565
PRA Health Sciences, Inc.*	8,623	407,264
Prestige Brands Holdings, Inc.*	4,121	222,699
Revance Therapeutics, Inc.*	6,430	131,815
Sagent Pharmaceuticals, Inc.*	3,972	51,398
Sorrento Therapeutics, Inc.*	23,105	160,811
Supernus Pharmaceuticals, Inc.* .	16,350	318,989
uniQure N.V. (Netherlands)*	18,765	254,172

		4,392,135

Real Estate — 0.2%
Farmland Partners, Inc.	27,757	310,046
HFF, Inc., Class A	1,536	49,459
RMR Group, Inc., (The), Class A	94	2,796

		362,301

REITS — 1.8%
Acadia Realty Trust	3,764	127,600
Agree Realty Corp.	1,641	69,857
American Assets Trust, Inc.	1,089	43,571
CareTrust REIT, Inc.	3,664	49,061
Cedar Realty Trust, Inc.	15,667	106,379
CoreSite Realty Corp.	1,355	102,777
Cousins Properties, Inc.	17,427	187,166
EastGroup Properties, Inc.	2,590	165,838
GEO Group, Inc., (The)	27,262	906,734
Getty Realty Corp.	5,174	104,609
Government Properties Income Trust	6,612	129,595
Healthcare Realty Trust, Inc.	7,137	226,885
Kite Realty Group Trust	4,619	124,113
Lexington Realty Trust	12,112	114,458
LTC Properties, Inc.	3,774	175,944
Medical Properties Trust, Inc.	7,925	116,498
Parkway Properties, Inc. Md	5,402	94,265
Post Properties, Inc.	2,005	121,443
PS Business Parks, Inc.	1,242	122,623

	Number of Shares	Value

REITS — (Continued)
Retail Opportunity Investments Corp.	3,666	$74,127
Sabra Health Care REIT, Inc.	8,635	180,817
Sovran Self Storage, Inc.	1,313	142,159
Summit Hotel Properties, Inc.	6,963	81,467
Universal Health Realty Income Trust	3,063	163,871
Urstadt Biddle Properties, Inc., Class A	4,968	105,123

		3,836,980

Retail — 5.5%
Asbury Automotive Group, Inc.*	1,247	69,957
Barnes & Noble Education, Inc.*	3,876	36,822
Barnes & Noble, Inc.	8,365	97,285
Big 5 Sporting Goods Corp	62,080	520,230
Biglari Holdings, Inc.*	1,956	783,006
BJ’s Restaurants, Inc.*	1,180	52,864
Bloomin’ Brands, Inc.	36,060	686,943
BMC Stock Holdings, Inc.*	14,744	289,277
Bob Evans Farms, Inc.	2,128	94,930
Build-A-Bear Workshop, Inc., Class A*	44,710	618,786
Carrols Restaurant Group, Inc.*	20,383	247,042
Casey’s General Stores, Inc.	6,155	739,893
Children’s Place, Inc., (The)	1,027	72,383
Chuy’s Holdings, Inc.*	15,112	497,940
Cracker Barrel Old Country Store, Inc.	790	119,669
Del Taco Restaurants, Inc.*	27,899	260,577
Duluth Holdings, Inc., Class B*	11,240	297,860
EZCORP, Inc., Class A*	6,969	47,250
Finish Line, Inc., (The), Class A	5,591	101,365
First Cash Financial Services, Inc.	2,930	128,012
Five Below, Inc.*	3,696	154,715
Fred’s, Inc., Class A	3,725	54,683
Genesco, Inc.*	1,453	93,864
GMS, Inc.*	1,220	27,828
Good Times Restaurants, Inc.*	25,915	87,593
Gordmans Stores, Inc.*	146,790	251,011
Group 1 Automotive, Inc.	995	61,869
Habit Restaurants, Inc., (The), Class A*	15,314	273,967
Hibbett Sports, Inc.*	2,854	98,577
J Alexander’s Holdings, Inc.*	39,316	408,886
Kona Grill, Inc.*	33,852	426,874
Krispy Kreme Doughnuts, Inc.*	3,242	69,314
Lithia Motors, Inc., Class A	1,218	100,290

The accompanying notes are an integral part of the portfolio of investments.

8

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

May 31, 2016

(Unaudited)

	Number of Shares	Value

Retail — (Continued)
Lumber Liquidators Holdings, Inc.*	5,091	$66,692
MarineMax, Inc.*	31,403	533,223
Movado Group, Inc.	1,906	39,111
Ollie’s Bargain Outlet Holdings, Inc.*	7,484	187,624
Outerwall, Inc.	1,472	60,720
Papa John’s International, Inc.	1,043	66,064
PC Connection, Inc.	23,470	539,575
PCM, Inc.*	45,830	494,964
Popeyes Louisiana Kitchen, Inc.*	1,059	61,549
Regis Corp.*	5,388	70,260
Ruth’s Hospitality Group, Inc.	3,265	54,232
Sonic Corp.	2,263	67,415
Stage Stores, Inc.	49,700	274,841
Texas Roadhouse, Inc.	13,637	611,074
Tile Shop Holdings, Inc.*	16,421	299,683
Vitamin Shoppe, Inc.*	2,514	76,023
Wingstop, Inc.*	3,864	107,806

		11,482,418

Savings & Loans — 0.8%
Astoria Financial Corp.	5,686	90,862
Brookline Bancorp, Inc.	9,875	114,846
Dime Community Bancshares, Inc.	8,292	152,241
FS Bancorp, Inc.	8,510	208,495
Meta Financial Group, Inc.	10,270	511,960
Pacific Premier Bancorp, Inc.*	4,777	119,425
Sterling Bancorp	32,745	538,983

		1,736,812

Semiconductors — 3.6%
Amtech Systems, Inc.*	61,790	432,530
AXT, Inc.*	125,830	447,955
Cabot Microelectronics Corp.	1,281	55,262
CEVA, Inc.*	24,497	662,399
Cirrus Logic, Inc.*	3,525	126,900
Cohu, Inc.	44,650	526,870
GigPeak, Inc.*	233,060	654,899
Kulicke & Soffa Industries, Inc.*	6,419	80,173
MACOM Tech. Solutions Holdings, Inc.*	5,395	194,220
Magnachip Semiconductor Corp.*	55,899	310,239
MaxLinear, Inc., Class A*	8,472	175,540
Microsemi Corp.*	4,990	168,812
MKS Instruments, Inc.	1,371	56,184
Monolithic Power Systems, Inc.	8,123	555,045
Power Integrations, Inc.	3,164	157,852
QLogic Corp.*	5,793	80,291

	Number of Shares	Value

Semiconductors — (Continued)
Rovi Corp.*	7,248	$121,839
Rudolph Technologies, Inc.*	58,150	848,990
Semtech Corp.*	5,218	122,832
Silicon Motion Tech. Corp., Class A, ADR (Cayman Islands)	20,630	917,004
Synaptics, Inc.*	2,264	153,567
Tessera Technologies, Inc.	1,105	35,658
Ultra Clean Holdings, Inc.*	106,140	604,998
Ultratech, Inc.*	2,172	49,543
Veeco Instruments, Inc.*	3,707	65,948

		7,605,550

Software — 5.8%
Amber Road, Inc.*	70,756	423,828
American Software, Inc.	29,780	287,079
Apigee Corp.*	34,156	369,909
Blackbaud, Inc.	8,360	523,921
Bottomline Technologies de, Inc.*	1,127	28,243
BroadSoft, Inc.*	12,325	537,370
Callidus Software, Inc.*	52,041	965,881
CommVault Systems, Inc.*	9,265	419,519
Computer Programs & Systems, Inc.	1,017	42,053
CSG Systems International, Inc.	17,760	754,978
Ebix, Inc.	2,006	90,731
Evolent Health, Inc., Class A*	7,694	117,872
Five9, Inc.*	33,027	336,545
HubSpot, Inc.*	11,016	526,124
InnerWorkings, Inc.*	73,290	631,760
Instructure, Inc.*	9,560	165,866
Interactive Intelligence Group, Inc.*	6,897	284,363
j2 Global, Inc.	1,848	123,761
ManTech International Corp., Class A	2,301	82,675
Medidata Solutions, Inc.*	2,714	124,681
MicroStrategy, Inc., Class A*	396	73,870
Model N, Inc.*	36,293	446,404
Monotype Imaging Holdings, Inc.	3,426	81,813
Omnicell, Inc.*	2,230	72,141
Paycom Software, Inc.*	9,065	366,589
Press Ganey Holdings, Inc.*	15,047	512,049
Progress Software Corp.*	5,306	139,707
Proofpoint, Inc.*	12,490	732,164
PROS Holdings, Inc.*	22,753	318,314
QAD, Inc., Class A	13,177	247,596
Quality Systems, Inc.	2,906	36,935
Rackspace Hosting, Inc.*	31,720	793,000
SharpSpring, Inc.*	25,968	99,977

The accompanying notes are an integral part of the portfolio of investments.

9

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Concluded)

May 31, 2016

(Unaudited)

	Number of Shares	Value

Software — (Continued)
Simulations Plus, Inc.	55,587	$424,685
Synchronoss Technologies, Inc.*	2,561	90,326
SYNNEX Corp.	1,652	150,497
Take-Two Interactive Software, Inc.*	14,069	547,425
Xactly Corp.*	12,004	118,359

		12,089,010

Storage / Warehousing — 0.0%
Mobile Mini, Inc.	2,660	91,637

Telecommunications — 3.0%
Acacia Communications, Inc.*	19,624	770,831
ADTRAN, Inc.	5,633	109,562
Anixter International, Inc.*	1,549	93,250
ATN International, Inc.	952	70,914
Calix, Inc.*	38,465	260,023
Cincinnati Bell, Inc.*	13,236	52,679
Comtech Telecommunications Corp.	3,428	78,981
General Communication, Inc., Class A*	4,528	70,592
Gigamon, Inc.*	21,839	680,285
GTT Communications, Inc.*	20,088	376,449
Infinera Corp.*	24,368	319,464
Iridium Communications, Inc.*	9,628	84,052
Ixia*	6,177	62,758
LogMeIn, Inc.*	1,382	84,675
NETGEAR, Inc.*	2,616	117,720
NeuStar, Inc., Class A*	20,860	491,253
Oclaro, Inc.*	64,150	321,392
ORBCOMM, Inc.*	85,952	807,949
RigNet, Inc.*	11,586	144,014
Sonus Networks, Inc.*	48,738	446,440
Telephone & Data Systems, Inc.	20,783	598,343
ViaSat, Inc.*	2,176	150,209
Viavi Solutions, Inc.*	23,640	161,461

		6,353,296

Textiles — 0.7%
G&K Services, Inc., Class A	693	51,947
UniFirst Corp.	13,046	1,509,031

		1,560,978

Transportation — 2.2%
Air Transport Services Group, Inc.*	105,269	1,331,653
Atlas Air Worldwide Holdings, Inc.*	1,046	45,857
CAI International, Inc.*	50,860	390,605
Covenant Transportation Group, Inc., Class A*	15,144	323,173

	Number of Shares	Value

Transportation — (Continued)
Echo Global Logistics, Inc.*	8,773	$198,796
Forward Air Corp.	15,622	710,645
Heartland Express, Inc.	8,734	161,404
Hub Group, Inc., Class A*	1,332	53,307
Knight Transportation, Inc.	3,275	85,543
Marten Transport Ltd.	2,931	58,092
Matson, Inc.	1,542	51,395
Old Dominion Freight Line, Inc.*	5,695	366,473
PAM Transportation Services, Inc.*	15,310	315,233
Roadrunner Transportation Systems, Inc.*	4,567	36,764
Saia, Inc.*	4,008	104,489
Swift Transportation Co.*	19,024	296,394

		4,529,823

Trucking & Leasing — 0.0%
Greenbrier Cos, Inc., (The)	3,222	92,471

Water — 0.1%
American States Water Co.	2,811	109,798
California Water Service Group	1,969	57,396

		167,194

TOTAL COMMON STOCKS (Cost $ 182,618,912)		201,846,046

TOTAL INVESTMENTS - 96.0% (Cost $ 182,618,912)**		201,846,046

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.0%		8,363,141

NET ASSETS - 100.0%		$210,209,187

*	Non-income producing security.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$182,618,912

Gross unrealized appreciation	$29,109,913
Gross unrealized depreciation	(9,882,779)

Net unrealized appreciation	$19,227,134

^	Amount is less than 0.5 Shares

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depository Receipt

The accompanying notes are an integral part of the portfolio of investments.

10

ALTAIR SMALLER COMPANIES FUND

Notes to Portfolio of Investments

May 31, 2016

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Altair Smaller Companies Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2016, in valuing the Fund’s investments carried at fair value:

Level 2
			Other	Level 3
		Level 1	Significant	Significant
	Total Value	Quoted	Observable	Unobservable
	at May 31, 2016	Price	Inputs	Inputs
Investments in Securities*	$201,846,046	$201,846,046	$—	$—

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of

11

ALTAIR SMALLER COMPANIES FUND

Notes to Portfolio of Investments (Concluded)

May 31, 2016

(Unaudited)

investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2016, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

12

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

MAY 31, 2016 (UNAUDITED)

	Number Of Shares	Value
Common Stocks—98.0%
Commercial Services—3.7%
Bankrate, Inc. *	9,044	$82,210
Civeo Corp. *	89,571	180,038
comScore, Inc. *	16,718	541,329
DigitalGlobe, Inc. *	42,501	889,546
Etsy, Inc. *	127,888	1,182,964
H&E Equipment Services, Inc.	8,469	162,774
Marcus & Millichap, Inc. *	11,811	300,236
Navigant Consulting, Inc. *	31,399	500,186
Quad/Graphics, Inc.	3,457	66,409
RetailMeNot, Inc. *	13,012	93,947
RPX Corp. *	101,191	1,016,970

		5,016,609

Communications—0.8%
FairPoint Communications, Inc. *	27,055	366,595
Inteliquent, Inc.	206	3,444
ShoreTel, Inc. *	107,399	708,833

		1,078,872

Consumer Durables—2.1%
Cooper Tire & Rubber Co.	17,835	573,039
Helen of Troy Ltd. *	10,820	1,112,621
HRG Group, Inc. *	80,711	1,059,735
iRobot Corp. *	1,014	39,039
Libbey, Inc.	1,424	24,336

		2,808,770

Consumer Non-Durables—1.0%
Avon Products, Inc.	70,886	276,455
Central Garden & Pet Co., Class A *	1,043	19,014
Cott Corp.	7,965	115,333
Nomad Foods Ltd. *	6,138	59,661
Pinnacle Foods, Inc.	19,973	841,462

		1,311,925

Consumer Services—5.8%
American Public Education, Inc. *	9,039	255,442
Ascent Capital Group, Inc., Class A *	7,154	134,066
Capella Education Co.	22,046	1,156,754
DeVry Education Group, Inc.	69,184	1,252,230
Eldorado Resorts, Inc. *	309	4,604
Graham Holdings Co., Class B	2,354	1,172,174
Grand Canyon Education, Inc. *	26,161	1,092,483
Houghton Mifflin Harcourt Co. *	63,013	1,083,824
International Game Technology PLC	7,477	141,764
K12, Inc. *	22,701	269,461
MoneyGram International, Inc. *	64,370	417,761

	Number Of Shares	Value
Consumer Services—(continued)
Time, Inc.	51,726	$820,892

		7,801,455

Distribution Services—2.6%
HD Supply Holdings, Inc. *	24,977	881,688
MRC Global, Inc. *	107,146	1,520,402
Univar, Inc. *	61,472	1,147,068

		3,549,158

Electronic Technology—6.8%
ADTRAN, Inc.	14,426	280,586
Alpha & Omega Semiconductor Ltd. *	423	5,791
ARRIS International PLC *	47,073	1,134,459
Bruker Corp.	34,192	902,669
BWX Technologies, Inc.	44,200	1,554,514
EchoStar Corp., Class A *	24,146	966,806
Engility Holdings, Inc. *	49,376	1,161,817
Itron, Inc. *	1,756	77,352
Kratos Defense & Security Solutions, Inc. *	54,762	228,905
MaxLinear, Inc., Class A *	40,375	836,570
NeoPhotonics Corp. *	12,629	113,787
Orbotech Ltd. *	11,902	331,947
Sonus Networks, Inc. *	148,038	1,356,028
SunEdison Semiconductor Ltd. *	41,597	237,103

		9,188,334

Energy Minerals—4.2%
Bill Barrett Corp. *	30,667	218,042
Contango Oil & Gas Co. *	3,118	33,737
Energen Corp.	29,910	1,424,314
Gulfport Energy Corp. *	41,000	1,260,340
Newfield Exploration Co. *	25,581	1,042,937
Parsley Energy, Inc., Class A *	44,038	1,148,071
Sanchez Energy Corp. *	62,860	492,822

		5,620,263

Finance—24.3%
Ambac Financial Group, Inc. *	9,524	157,051
Brown & Brown, Inc.	24,602	887,148
Cash America International, Inc.	43,388	1,573,683
CenterState Banks, Inc.	24,909	394,060
Central Pacific Financial Corp.	17,617	422,279
East West Bancorp, Inc.	24,199	934,081
Employers Holdings, Inc.	32,868	981,110
Enova International, Inc. *	17,924	130,487
EverBank Financial Corp.	78,681	1,205,393
EZCORP, Inc., Class A *	211,988	1,437,279

The accompanying notes are an integral part of the portfolio of investments.

1

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2016 (UNAUDITED)

	Number Of Shares	Value
Finance—(continued)
FCB Financial Holdings, Inc., Class A *	1,331	$49,207
First BanCorp Puerto Rico *	266,148	1,120,483
First Citizens BancShares, Inc., Class A	26	6,736
First Defiance Financial Corp.	13,382	540,231
First Interstate BancSystem, Inc., Class A	21,190	613,874
First Midwest Bancorp, Inc.	61,031	1,141,280
First NBC Bank Holding Co. *	64,003	1,194,936
Genworth Financial, Inc., Class A *	320,611	1,186,261
Great Southern Bancorp, Inc.	5,247	205,840
Great Western Bancorp, Inc.	11,681	397,388
Hanmi Financial Corp.	51,438	1,252,001
Heartland Financial USA, Inc.	28,487	999,894
Heritage Insurance Holdings, Inc.	6,184	81,381
Hertz Global Holdings, Inc. *	140,556	1,361,988
Independent Bank Group, Inc.	1,439	54,711
INTL. FCStone, Inc. *	17,260	481,381
Investment Technology Group, Inc.	4,184	77,153
Jones Lang LaSalle, Inc.	8,157	961,384
KCG Holdings, Inc., Class A *	6,849	96,365
Legg Mason, Inc.	36,151	1,247,210
McGrath RentCorp	4,404	125,646
National General Holdings Corp.	14,183	294,014
Nelnet, Inc., Class A	12,892	472,879
Pacific Premier Bancorp, Inc. *	30,498	762,450
Piper Jaffray Cos. *	12,922	545,696
Popular, Inc.	38,908	1,219,377
PrivateBancorp, Inc.	23,300	1,033,355
Reinsurance Group of America, Inc.	18,736	1,857,487
SVB Financial Group *	9,510	1,048,002
Tompkins Financial Corp.	4,249	282,728
Union Bankshares Corp.	26,562	720,893
United Community Banks, Inc.	32,092	646,012
Virtu Financial, Inc., Class A	66,706	1,188,034
Voya Financial, Inc.	30,866	1,014,257
Xinyuan Real Estate Co., Ltd. ADR	39,446	200,780

		32,603,885

Health Services—5.7%
Advisory Board Co., (The) *	19,223	631,091
Alliance HealthCare Services, Inc. *	12,343	89,487
Community Health Systems, Inc. *	93,288	1,253,791
HMS Holdings Corp. *	66,617	1,100,846
National HealthCare Corp.	4,505	278,995
Quorum Health Corp. *	103,787	1,375,178

	Number Of Shares	Value
Health Services—(continued)
Surgical Care Affiliates, Inc. *	18,954	$848,571
Tenet Healthcare Corp. *	38,298	1,108,344
VCA, Inc. *	13,780	894,735

		7,581,038

Health Technology—10.9%
Accuray, Inc. *	33,794	184,177
Aegerion Pharmaceuticals, Inc. *	28,727	51,134
Applied Genetic Technologies Corp. *	973	16,736
BioTelemetry, Inc. *	10,378	180,785
Cantel Medical Corp.	6,901	458,433
Cepheid, Inc. *	20,641	578,154
Chimerix, Inc. *	36,404	178,380
Clovis Oncology, Inc. *	18,232	306,844
Concert Pharmaceuticals, Inc. *	40,878	544,086
Cynosure, Inc., Class A *	9,791	467,716
Enanta Pharmaceuticals, Inc. *	4,493	110,213
Enzon Pharmaceuticals, Inc.	58,661	23,230
Five Prime Therapeutics, Inc. *	26,952	1,232,245
Fluidigm Corp. *	44,988	442,682
Haemonetics Corp. *	35,344	989,632
HeartWare International, Inc. *	14,066	413,540
Infinity Pharmaceuticals, Inc. *	494	2,618
Invacare Corp.	19,789	211,742
Luminex Corp. *	56,216	1,157,487
Merit Medical Systems, Inc. *	23,649	443,892
NewLink Genetics Corp. *	34,439	403,969
OraSure Technologies, Inc. *	73,476	564,296
Orthofix International N.V. *	18,105	800,784
Pacira Pharmaceuticals, Inc. *	23,557	1,095,636
Puma Biotechnology, Inc. *	35,091	1,326,089
QIAGEN N.V. *	42,636	920,085
Rigel Pharmaceuticals, Inc. *	44,066	113,690
RTI Surgical, Inc. *	11,731	44,226
Syneron Medical Ltd. *	3,386	24,989
Tetraphase Pharmaceuticals, Inc. *	1,071	4,766
VWR Corp. *	44,987	1,298,325

		14,590,581

Industrial Services—0.9%
Pacific Drilling SA *	19,037	106,988
TETRA Technologies, Inc. *	199,029	1,088,689

		1,195,677

Non-Energy Minerals—3.4%
AngloGold Ashanti Ltd. SP ADR *	53,596	719,794

The accompanying notes are an integral part of the portfolio of investments.

2

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2016 (UNAUDITED)

	Number Of Shares	Value
Non-Energy Minerals—(continued)
Boise Cascade Co. *	25,060	$575,378
Coeur Mining, Inc. *	209,371	1,576,564
Fortuna Silver Mines, Inc. *	36,410	202,804
Gerdau SA, SP ADR	225,150	346,731
Owens Corning	21,022	1,073,594
Richmont Mines, Inc. *	968	7,560

		4,502,425

Process Industries—5.5%
AEP Industries, Inc.	197	11,822
Cabot Corp.	28,418	1,298,987
Chemours Co., (The)	26,099	227,322
Chemtura Corp. *	44,287	1,181,577
Clearwater Paper Corp. *	2,725	170,612
Graphic Packaging Holding Co.	72,918	977,101
Omega Protein Corp. *	32,038	632,430
PH Glatfelter Co.	22,627	463,854
Resolute Forest Products, Inc. *	33,413	203,485
Stepan Co.	18,850	1,087,457
Trinseo SA *	24,986	1,176,591

		7,431,238

Producer Manufacturing—8.3%
AAON, Inc.	18,687	512,771
ACCO Brands Corp. *	61,759	613,884
American Woodmark Corp. *	15,596	1,259,533
Armstrong World Industries, Inc. *	27,681	1,144,609
Chart Industries, Inc. *	45,393	1,178,402
Continental Building Products, Inc. *	51,912	1,189,304
Energy Recovery, Inc. *	85	914
Gibraltar Industries, Inc. *	362	10,817
Global Brass & Copper Holdings, Inc.	999	27,263
Harsco Corp.	11,600	76,328
Insteel Industries, Inc.	688	19,071
Interface, Inc.	67,550	1,145,648
Masonite International Corp. *	10,319	720,576
Mueller Water Products, Inc., Class A	51,533	567,378
NCI Building Systems, Inc. *	54,433	876,371
Nortek, Inc. *	2,044	100,708
SPX FLOW, Inc. *	39,581	1,186,243
TopBuild Corp. *	12,292	444,233

		11,074,053

Retail Trade—0.4%
Barnes & Noble, Inc.	31,225	363,147
Chico’s FAS, Inc.	7,017	76,134

	Number Of Shares	Value
Retail Trade—(continued)
Kirkland’s, Inc. *	2,446	$32,507
Tile Shop Holdings, Inc. *	2,733	49,877

		521,665

Technology Services—8.7%
Apigee Corp. *	2,784	30,151
ChannelAdvisor Corp. *	3,478	43,127
CSG Systems International, Inc.	7,628	324,266
CSRA, Inc.	37,300	923,921
DHI Group, Inc. *	10,193	71,861
EarthLink Holdings Corp.	57,593	377,810
Instructure, Inc. *	36,114	626,578
Intralinks Holdings, Inc. *	6,006	47,087
LivePerson, Inc. *	1,722	12,020
MeetMe, Inc. *	16,476	62,279
Nuance Communications, Inc. *	3,787	63,319
PFSweb, Inc. *	16,797	209,543
PROS Holdings, Inc. *	24,515	342,965
Qualys, Inc. *	7,512	234,299
RingCentral, Inc., Class A *	57,786	1,140,696
Rubicon Project, Inc., (The) *	64,220	940,823
Science Applications International Corp.	14,483	790,337
Sohu.com, Inc. *	26,117	1,090,907
Tableau Software, Inc., Class A *	20,394	1,049,067
TriNet Group, Inc. *	58,098	1,170,675
Unisys Corp. *	77,873	657,248
VeriFone Systems, Inc. *	39,233	1,035,751
Verint Systems, Inc. *	13,778	454,536

		11,699,266

Transportation—1.1%
Teekay Corp.	108,943	1,146,080
YRC Worldwide, Inc. *	35,788	329,607

		1,475,687

Utilities—1.8%
Middlesex Water Co.	2,115	78,149
NRG Energy, Inc.	120,879	1,979,998
Pampa Energia SA, SP ADR *	15,334	359,889

		2,418,036

TOTAL COMMON STOCKS (Cost $128,686,185)		131,468,937

The accompanying notes are an integral part of the portfolio of investments.

3

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (CONCLUDED)

MAY 31, 2016 (UNAUDITED)

	Number Of Shares	Value
Short-Term Investment—1.7%
BlackRock Liquidity Funds TempFund Portfolio, Institutional Shares	2,233,145	$2,233,145

TOTAL SHORT-TERM INVESTMENT (Cost $2,233,145)		2,233,145

Total Investments—99.7% (Cost $130,919,330)**		133,702,082

OTHER ASSETS IN EXCESS OF LIABILITIES—0.3%		373,854

NET ASSETS—100.0%		$134,075,936

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$130,919,330

Gross unrealized appreciation	$10,088,799
Gross unrealized depreciation	(7,306,047)

Net unrealized appreciation	$2,782,752

ADR	— American Depository Receipt.
PLC	— Public Limited Company.
SP ADR	— Sponsored American Depository Receipt.

The accompanying notes are an integral part of the portfolio of investments.

4

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS

MAY 31, 2016 (UNAUDITED)

PORTFOLIO VALUATION — The Bogle Investment Management Small Cap Growth Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by RBB’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;
• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of May 31, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value at May 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Total Investments*	$133,702,082	$133,702,082	$—	$—

* See Portfolio of Investments for detail on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in

5

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS (CONCLUDED)

MAY 31, 2016 (UNAUDITED)

and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2016, there were no transfers between Levels 1, 2 and 3 for the Fund that require disclosure.

For more information with regards to significant accounting policies, see the most recent semi or annual report filed with the Securities and Exchange Commission.

6

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2016 (unaudited)

BOSTON PARTNERS SMALL CAP VALUE FUND II	Portfolio of Investments

	Number of Shares	Value

COMMON STOCK—96.9%

Basic Industries—5.4%
AgroFresh Solutions, Inc. * (a)	200,450	$1,006,259
Graphic Packaging Holding Co.	352,489	4,723,353
Innophos Holdings, Inc.	64,009	2,454,105
Multi Packaging Solutions International Ltd. *	93,521	1,479,502
Orchids Paper Products Co. (a)	86,083	2,733,996
PolyOne Corp.	27,329	1,024,018
Schweitzer-Mauduit International, Inc.	71,135	2,447,044
Sensient Technologies Corp.	17,081	1,165,266
Steel Dynamics, Inc.	130,850	3,230,687

		20,264,230

Capital Goods—14.3%
Aegion Corp. *	101,611	2,031,204
Ampco-Pittsburgh Corp.	29,878	429,944
BMC Stock Holdings, Inc. *	171,786	3,370,441
Cabot Corp.	47,617	2,176,573
CECO Environmental Corp.	144,859	1,180,601
Continental Building Products, Inc. *	64,310	1,473,342
Cubic Corp.	87,820	3,583,056
Curtiss-Wright Corp.	22,570	1,878,275
Drew Industries, Inc.	85,812	6,638,416
Ferroglobe PLC (a)	264,550	2,412,696
Granite Construction, Inc.	57,623	2,473,755
Hillenbrand, Inc.	37,762	1,178,930
Minerals Technologies, Inc.	52,717	3,036,499
Olin Corp.	103,492	2,381,351
Orion Group Holdings, Inc. *	220,763	1,030,963
Rofin-Sinar Technologies, Inc. *	46,195	1,475,930
Tutor Perini Corp. *	84,633	1,914,397
WESCO International, Inc. * (a)	121,993	7,115,852
World Fuel Services Corp.	172,288	7,920,079

		53,702,304

Consumer Durables—2.4%
Strattec Security Corp.	15,368	710,924
Thor Industries, Inc.	56,189	3,652,285
Tower International, Inc.	110,794	2,400,906

	Number of Shares	Value

Consumer Durables—(continued)
Winnebago Industries, Inc.	94,884	$2,136,788

		8,900,903

Consumer Non-Durables—2.1%
Nu Skin Enterprises, Inc., Class A (a)	52,718	2,079,725
Steven Madden Ltd. *	116,036	3,981,195
Universal Corp.	34,141	1,867,513

		7,928,433

Consumer Services—18.1%
ABM Industries, Inc.	97,947	3,346,849
American Eagle Outfitters, Inc. (a)	170,796	2,671,249
Ascena Retail Group, Inc. *	110,665	799,001
Barnes & Noble Education, Inc. *	117,563	1,116,849
Booz Allen Hamilton Holding Corp.	88,209	2,581,877
Brink’s Co., (The)	36,406	1,061,235
CBIZ, Inc. *	101,449	1,071,301
Civeo Corp. *	362,307	728,237
Clubcorp Holdings, Inc.	105,043	1,267,869
Ennis, Inc.	40,447	738,562
Finish Line, Inc., (The), Class A	209,492	3,798,090
FTD Cos., Inc. *	79,484	2,165,144
FTI Consulting, Inc. *	63,528	2,658,647
G&K Services, Inc., Class A	34,152	2,560,034
Group 1 Automotive, Inc.	33,955	2,111,322
Heidrick & Struggles International, Inc.	73,558	1,357,881
Hibbett Sports, Inc. * (a)	35,375	1,221,853
ICF International, Inc. *	52,706	2,149,351
International Speedway Corp., Class A	53,398	1,766,406
KAR Auction Services, Inc.	65,634	2,693,619
Knoll, Inc.	88,900	2,206,498
Korn/Ferry International	34,882	1,006,346
Live Nation Entertainment, Inc. *	45,363	1,095,515
MAXIMUS, Inc.	44,422	2,560,928
Monster Worldwide, Inc. *	338,810	897,847
Navigant Consulting, Inc. *	229,433	3,654,868
Office Depot, Inc. *	499,232	1,787,251
Papa Murphy’s Holdings, Inc. * (a)	227,349	1,705,118

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2016 (unaudited)

BOSTON PARTNERS SMALL CAP VALUE FUND II (continued)	Portfolio of Investments

	Number of Shares	Value

Consumer Services—(continued)
PRA Group, Inc. *	42,841	$1,178,556
RPX Corp. *	197,521	1,985,086
Scholastic Corp.	13,337	520,810
Starz, Class A *	98,894	2,670,138
Tailored Brands, Inc.	211,039	2,910,228
Tetra Tech, Inc.	96,752	2,960,611
TravelCenters of America LLC *	148,173	1,047,583
Viad Corp.	27,716	881,646
XO Group, Inc. *	80,803	1,367,995

		68,302,400

Energy—3.9%
Bristow Group, Inc.	144,767	1,941,324
Dril-Quip, Inc. *	18,433	1,124,966
Forum Energy Technologies, Inc. *	82,651	1,386,884
Parsley Energy, Inc., Class A *	185,015	4,823,341
RSP Permian, Inc. *	139,810	4,603,943
Western Refining, Inc. (a)	44,979	955,354

		14,835,812

Finance—22.7%
Air Lease Corp. (a)	134,767	4,049,748
AMERISAFE, Inc.	34,978	2,124,214
Assured Guaranty Ltd.	140,963	3,790,495
BBCN Bancorp, Inc.	104,525	1,699,577
CenterState Banks, Inc.	103,533	1,637,892
Columbia Banking System, Inc.	20,855	635,452
Essent Group Ltd. *	229,415	5,015,012
Federal Agricultural Mortgage Corp., Class C	108,973	3,930,656
Fifth Street Finance Corp.	106,876	526,899
First American Financial Corp.	165,699	6,336,330
First Cash Financial Services, Inc.	59,528	2,600,778
First Citizens BancShares, Inc., Class A	6,239	1,616,275
Flushing Financial Corp.	50,786	1,059,396
Gladstone Capital Corp. (a)	29,066	210,729
Global Indemnity PLC *	26,989	812,909
Greenhill & Co., Inc.	12,082	249,131
Heritage Financial Corp.	65,329	1,192,908
Infinity Property & Casualty Corp.	21,164	1,649,311

	Number of Shares	Value

Finance—(continued)
James Rivers Group Holdings Ltd.	78,672	$2,781,055
Maiden Holdings Ltd.	303,989	3,988,336
Nationstar Mortgage Holdings, Inc. * (a)	147,104	1,877,047
Navient Corp.	241,529	3,311,363
Navigators Group, Inc., (The)	16,863	1,535,882
Nelnet, Inc., Class A	111,905	4,104,675
OneBeacon Insurance Group Ltd., Class A	117,027	1,523,692
Park Sterling Corp.	82,853	617,255
PennyMac Financial Services, Inc., Class A *	115,796	1,594,511
Radian Group, Inc.	271,599	3,370,544
Safety Insurance Group, Inc.	19,113	1,135,503
Silvercrest Asset Management Group, Inc., Class A	151,811	1,859,685
SLM Corp. *	886,116	6,087,617
State Auto Financial Corp.	41,405	848,803
Stewart Information Services Corp.	103,493	3,852,008
Stifel Financial Corp. *	62,454	2,359,512
Walker & Dunlop, Inc. *	176,542	4,242,304
Washington Federal, Inc.	54,241	1,355,483

		85,582,987

Health Care—8.8%
Amsurg Corp. *	40,014	2,992,647
Chemed Corp.	31,372	4,091,223
ICON PLC *	36,160	2,547,110
Integra LifeSciences Holdings Corp. *	34,719	2,593,855
Kindred Healthcare, Inc.	157,002	1,863,614
LHC Group, Inc. *	32,700	1,373,400
LifePoint Health, Inc. *	28,533	1,891,453
Owens & Minor, Inc.	50,390	1,879,043
PAREXEL International Corp. *	75,052	4,720,020
Select Medical Holdings Corp. *	169,182	2,143,536
Symmetry Surgical, Inc. *	244,935	3,174,358
U.S. Physical Therapy, Inc.	65,591	3,789,192

		33,059,451

Real Estate Investment Trusts—8.9%
Altisource Residential Corp.	49,008	491,060
American Capital Mortgage Investment Corp.	55,533	879,087

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2016 (unaudited)

BOSTON PARTNERS SMALL CAP VALUE FUND II (continued)	Portfolio of Investments

	Number of Shares	Value

American Homes 4 Rent, Class A	155,130	$2,845,084
Anworth Mortgage Asset Corp.	232,973	1,078,665
Ares Commercial Real Estate Corp.	253,218	3,033,552
Chatham Lodging Trust	111,055	2,408,783
Colony Capital, Inc., Class A	42,261	774,222
CYS Investments, Inc.	680,292	5,557,986
Gladstone Commercial Corp.	34,201	568,763
Hatteras Financial Corp.	175,353	2,821,430
LaSalle Hotel Properties	72,963	1,686,175
MFA Financial, Inc.	545,368	3,932,103
Silver Bay Realty Trust Corp.	79,102	1,237,155
Starwood Property Trust, Inc.	90,009	1,855,986
Two Harbors Investment Corp.	498,510	4,227,365

		33,397,416

Technology—9.0%
Bel Fuse, Inc., Class B	107,540	1,944,323
Belden, Inc.	76,440	4,943,375
Brooks Automation, Inc.	176,870	1,942,033
Coherent, Inc. *	28,592	2,705,375
Convergys Corp.	51,289	1,445,837
EnerSys	61,278	3,684,033
Insight Enterprises, Inc. *	37,037	1,005,184
NETGEAR, Inc. *	54,755	2,463,975
PC Connection, Inc.	24,635	566,359
Sykes Enterprises, Inc. *	155,666	4,641,960
SYNNEX Corp.	42,020	3,828,022
TeleTech Holdings, Inc.	133,197	3,636,278
Teradyne, Inc.	52,410	1,038,242

		33,844,996

Transportation—0.8%
Landstar System, Inc.	16,285	1,104,937
Virgin America, Inc. *	32,977	1,846,052

		2,950,989

Utilities—0.5%
PNM Resources, Inc.	33,038	1,084,968
Pure Cycle Corp. *	160,848	722,208

		1,807,176

TOTAL COMMON STOCK (Cost $309,462,169)		364,577,097

	Number of Shares	Value

SECURITIES LENDING COLLATERAL—5.6%

BlackRock Liquidity TempFund, Institutional Shares	20,953,743	$20,953,743

TOTAL SECURITIES LENDING COLLATERAL (Cost $20,953,743)		20,953,743

TOTAL INVESTMENTS—102.5% (Cost $330,415,912)**		385,530,840

LIABILITIES IN EXCESS OF OTHER ASSETS—(2.5)%		(9,298,072)

NET ASSETS—100.0%		$376,232,768

PLC	—	Public Limited Company
*	—	Non-income producing.
(a)	—	All or a portion of the security is on loan. At May 31, 2016, the market value of securities on loan was $20,421,530.
**	—	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$330,415,912

Gross unrealized appreciation	$73,775,009
Gross unrealized depreciation	(18,660,081)

Net unrealized appreciation	$55,114,928

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2016 (unaudited)

BOSTON PARTNERS SMALL CAP VALUE FUND II (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of May 31, 2016 is as follows (see Notes to Portfolio of Investments):

	Total Value as of May 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock *	$364,577,097	$364,577,097	$—	$—
Securities Lending Collateral	20,953,743	20,953,743	—	—

Total Assets	$385,530,840	$385,530,840	$—	$—

* See Portfolio of Investments detail for industry and security type breakout.

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2016 (unaudited)

BOSTON PARTNERS LONG/SHORT EQUITY FUND	Portfolio of Investments

	Number of Shares	Value

LONG POSITIONS—104.7%
COMMON STOCK—97.6%
Basic Industries—7.1%
Alcoa, Inc.	343,154	$3,181,038
American Vanguard Corp.	161,286	2,112,847
CF Industries Holdings, Inc.	93,245	2,579,157
Compass Minerals International, Inc.	45,213	3,524,353
Dominion Diamond Corp.	229,168	2,406,264
Freeport-McMoRan Copper & Gold, Inc.	324,220	3,592,358
Goldcorp, Inc.	101,541	1,707,920
Monsanto Co. †	38,225	4,299,166
Mosaic Co., (The)	130,805	3,300,210
Pan American Silver Corp.	144,531	2,043,668
POSCO - ADR	64,963	2,834,985
Potash Corp. of Saskatchewan, Inc.	167,257	2,731,307
Praxair, Inc.	40,879	4,490,967
Reliance Steel & Aluminum Co. †	47,673	3,544,488
Rio Tinto PLC - ADR (a)	140,996	3,953,528
Silver Wheaton Corp.	114,397	2,130,072
UFP Technologies, Inc. * †	160,490	3,458,560
Universal Stainless & Alloy Products, Inc. *	71,555	853,651
US Silica Holdings, Inc.	116,187	3,314,815

		56,059,354

Capital Goods—9.2%
Actuant Corp., Class A †	179,840	4,907,834
AECOM Technology Corp. * †	90,992	2,921,753
Aerojet Rocketdyne Holdings, Inc. * (a)	124,378	2,144,277
Ampco-Pittsburgh Corp.	138,104	1,987,317
Caterpillar, Inc.	48,896	3,545,449
CECO Environmental Corp.	232,958	1,898,608
Chicago Bridge & Iron Co. NV †	87,149	3,332,578
Colfax Corp. *	107,660	2,916,509
Crane Co. †	40,105	2,302,027
Fluor Corp. †	86,320	4,555,970
FreightCar America, Inc.	138,071	1,989,603
Global Brass & Copper Holdings, Inc.	91,250	2,490,213
Graham Corp.	111,797	2,019,054
Jacobs Engineering Group, Inc. *	83,804	4,248,025

	Number of Shares	Value

Capital Goods—(continued)
KEYW Holding Corp., (The) * (a)	242,377	$2,162,003
LSB Industries, Inc. * (a)	144,081	1,894,665
NCI Building Systems, Inc. *	201,895	3,250,510
NOW, Inc. * (a)	39,099	677,977
Preformed Line Products Co. †	48,826	2,132,720
Quanta Services, Inc. *	95,929	2,305,174
Raven Industries, Inc.	207,214	4,177,434
Safran SA - ADR (a)	171,358	2,992,425
United Technologies Corp.	49,134	4,941,898
WESCO International, Inc. * (a)	52,305	3,050,951
World Fuel Services Corp. †	82,802	3,806,408

		72,651,382

Communications—3.5%
Alaska Communications Systems Group, Inc. *	711,135	1,251,598
Baidu, Inc. - Sponsored ADR *	16,821	3,003,221
GoldMoney, Inc. *	523,464	2,167,545
Hawaiian Telcom Holdco, Inc. *	53,475	1,090,355
Liberty Global PLC, Series C *	84,323	3,046,590
Marchex, Inc., Class B	140,902	469,204
Meetme, Inc. *	678,214	2,563,649
New Media Investment Group, Inc.	174,921	3,048,873
Unwired Planet, Inc. *	102,613	613,626
Verisign, Inc * (a)	56,263	4,808,236
Videocon d2h Ltd. ADR * (a)	341,708	3,048,035
Yandex NV, Class A *	131,305	2,704,883

		27,815,815

Consumer Durables—0.7%
CLARCOR Inc.	43,005	2,550,197
Gentherm, Inc. *	88,632	3,242,159

		5,792,356

Consumer Non-Durables—5.4%
Coca-Cola Co., (The)	84,072	3,749,611
Johnson Outdoors, Inc., Class A	79,324	2,090,981
Kraft Heinz Co., (The)	47,455	3,947,781
Leucadia National Corp. †	270,158	4,889,860
Michael Kors Holdings Ltd. *	91,985	3,929,599
Nomad Foods Ltd. *	232,862	2,263,419
Procter & Gamble Co.	85,290	6,911,902
Ralph Lauren Corp.	54,516	5,142,494
Skechers U.S.A., Inc., Class A *	68,586	2,137,826
Tumi Holdings, Inc. *	103,032	2,764,349

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2016 (unaudited)

BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Consumer Non-Durables—(continued)
Unilever NV †	117,239	$5,247,618

		43,075,440

Consumer Services—12.7%
Amaya, Inc *	186,400	2,770,379
Barrett Business Services, Inc.	126,013	4,707,846
Biglari Holdings, Inc. *	2,356	943,130
Boot Barn Holdings, Inc. * (a)	233,829	1,779,439
CarMax, Inc. * (a)	45,997	2,468,199
CDI Corp.	254,281	1,614,684
Cenveo, Inc. *	557,114	533,548
Civeo Corp. *	518,140	1,041,461
Ctrip.com International Ltd. - ADR * (a)	33,071	1,513,329
CVS Health Corp.	55,898	5,391,362
Deluxe Corp.	58,082	3,782,881
DSW, Inc., Class A	137,104	2,901,121
eBay, Inc. *	89,689	2,193,793
Eros International PLC * (a)	265,228	3,898,852
ICF International, Inc. *	55,525	2,264,310
International Game Technology PLC	109,095	2,068,441
Interval Leisure Group, Inc.	179,651	2,579,788
JD.com, Inc. - ADR *	132,619	3,263,754
Landauer, Inc.	139,326	5,521,489
Liberty Interactive Corp., Class A * †	135,885	3,666,177
Liberty Ventures, Series A * †	19,315	720,643
Markit Ltd. *	59,472	2,044,053
McDonald’s Corp.	19,777	2,413,981
New Oriental Education & Technology Group, Inc. - Sponsored ADR †	86,560	3,657,160
PRGX Global, Inc. *	161,819	804,240
Priceline Group, Inc., (The) *	2,421	3,060,943
Realogy Holdings Corp. * †	129,628	4,251,798
Scripps Networks Interactive, Inc., Class A (a)	60,421	3,887,487
Tailored Brands, Inc.	218,569	3,014,067
Team, Inc. *	23,250	704,941
Tetra Tech, Inc.	64,608	1,977,005
Tiffany & Co.	30,571	1,894,179
Time Warner, Inc. †	95,420	7,219,477
Tropicana Entertainment, Inc. *	88,833	1,750,010

	Number of Shares	Value

Consumer Services—(continued)
Walgreens Boots Alliance, Inc.	51,865	$4,014,351
Wyndham Worldwide Corp.	37,966	2,558,529
Wynn Resorts Ltd. (a)	15,452	1,486,173

		100,363,020

Energy—11.2%
Anadarko Petroleum Corp.	79,172	4,105,860
Baker Hughes, Inc.	82,206	3,812,714
Canadian Natural Resources Ltd. †	94,023	2,796,244
Core Laboratories NV (a)	23,067	2,796,874
Dawson Geophysical Co. *	536,061	3,870,360
Energen Corp.	94,539	4,501,947
EOG Resources, Inc.	58,145	4,730,677
EQT Corp.	105,469	7,725,604
Exxon Mobil Corp.	87,100	7,753,642
Gazprom OAO - Sponsored ADR	307,798	1,338,921
Gulf Island Fabrication, Inc.	67,102	464,346
Halliburton Co. †	67,251	2,836,647
Kosmos Energy Ltd. *	625,688	3,591,449
Lukoil PJSC - Sponsored ADR	26,865	1,033,497
Mitcham Industries, Inc. *	381,308	1,494,727
National Oilwell Varco, Inc.	104,422	3,440,705
Occidental Petroleum Corp.	60,704	4,579,510
Parsley Energy, Inc., Class A * †	141,005	3,676,000
Phillips 66	67,327	5,410,398
Rice Energy, Inc. *	190,662	3,860,906
Schlumberger Ltd.	62,528	4,770,886
Suncor Energy, Inc. †	131,184	3,627,238
TransGlobe Energy Corp.	339,486	573,731
Valero Energy Corp.	68,543	3,749,302
Viper Energy Partners LP	110,844	2,148,157

		88,690,342

Finance—22.5%
AerCap Holdings NV * †	87,012	3,401,299
Affiliated Managers Group, Inc. *	13,824	2,398,740
American International Group, Inc. †	103,988	6,018,826
Ameriprise Financial, Inc.	31,057	3,157,565
Aspen Insurance Holdings Ltd. †	71,095	3,401,896
Axis Capital Holdings Ltd. †	41,628	2,295,784
Bank of America Corp. †	692,447	10,241,291
Berkshire Hathaway, Inc., Class B * †	80,861	11,364,205

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2016 (unaudited)

BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Finance—(continued)
BGC Partners Inc., Class A	165,444	$1,536,975
Boulevard Acquisition, Corp. II *	227,000	2,233,680
Century Bancorp, Inc., Class A †	33,518	1,431,889
Charles Schwab Corp., (The)	149,126	4,560,273
Chubb Ltd. †	53,905	6,824,912
Citigroup, Inc.	215,880	10,053,532
CNinsure, Inc. - ADR *	141,405	975,695
CNO Financial Group, Inc.	127,363	2,584,195
Discover Financial Services	83,251	4,729,489
East West Bancorp, Inc.	119,064	4,595,870
Endurance Specialty Holdings Ltd. †	65,598	4,455,416
Ezcorp, Inc., Class A *	379,316	2,571,762
Flushing Financial Corp. †	94,950	1,980,657
JPMorgan Chase & Co. †	154,513	10,085,064
Lake Sunapee Bank Group	26,815	440,839
Lazard Ltd., Class A	103,787	3,651,227
Loews Corp.	94,942	3,843,252
Maiden Holdings Ltd. †	693,276	9,095,781
Morgan Stanley	199,408	5,457,797
National Western Life Group, Inc. †	8,322	1,776,830
Nationstar Mortgage Holdings, Inc. * (a)	205,332	2,620,036
NorthStar Asset Management Group, Inc.	147,971	1,851,117
PennyMac Financial Services, Inc., Class A *	292,471	4,027,326
Renaissance Holdings Ltd. †	32,540	3,758,695
Sprott, Inc.	3,861,234	7,478,960
State Street Corp.	74,943	4,725,906
Stifel Financial Corp. *	66,362	2,507,156
SVB Financial Group *	41,158	4,535,612
Synchrony Financial *	187,683	5,855,710
Unum Group	148,577	5,485,463
Validus Holdings Ltd. †	116,153	5,655,490
White Mountains Insurance Group Ltd.	5,233	4,214,554

		177,880,766

Health Care—10.9%
Amag Pharmaceuticals, Inc. * (a)	155,640	3,336,922
Carriage Services Inc.	84,546	1,990,213
Cigna Corp.	36,857	4,721,750

	Number of Shares	Value

Health Care—(continued)
Clovis Oncology, Inc. *	96,695	$1,627,377
DaVita HealthCare Partners, Inc. * †	73,427	5,677,376
Dynavax Technologies Corp. * (a)	105,017	1,742,232
Express Scripts Holding Co. * †	83,676	6,321,722
Fresenius Medical Care AG & Co. KGaA - ADR †	140,873	6,119,523
HCA Holdings, Inc. *	47,935	3,739,889
Laboratory Corp. of America Holdings * †	45,727	5,850,770
LHC Group, Inc. * †	96,741	4,063,122
McKesson Corp.	27,301	4,999,905
Merck & Co., Inc.	140,442	7,901,267
Mylan NV *	44,504	1,928,803
PharMerica Corp. * †	206,751	5,493,374
Sanofi - ADR †	70,660	2,911,192
Sucampo Pharmaceuticals, Inc., Class A *	203,636	2,394,759
Taro Pharmaceutical Industries, Ltd. *	9,791	1,430,661
Teva Pharmaceutical Industries, Ltd. - Sponsored ADR †	116,949	6,066,145
Theravance Biopharma, Inc. * (a)	81,355	1,871,165
UnitedHealth Group, Inc.	43,664	5,836,567

		86,024,734

Real Estate Investment Trusts—1.4%
Blackstone Mortgage Trust, Inc., Class A †	78,284	2,206,826
CareTrust REIT, Inc.	178,700	2,392,793
New Residential Investment Corp.	319,713	4,341,703
Select Income	100,670	2,479,502

		11,420,824

Technology—10.6%
Alliance Data Systems Corp. *	14,602	3,244,418
ARRIS International PLC *	157,185	3,788,159
CDW Corp.	43,354	1,845,146
Cognizant Technology Solutions Corp., Class A * †	44,064	2,707,292
CSG Systems International, Inc. †	117,846	5,009,633
Dolby Laboratories, Inc. Class A †	123,708	5,869,945
Fairchild Semiconductor International, Inc. *	120,746	2,399,223
First Data Corp., Class A *	223,048	2,794,791

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2016 (unaudited)

BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Technology—(continued)
First Solar, Inc. *	34,735	$1,724,593
Flextronics International Ltd. * †	312,145	3,886,205
Generac Holdings, Inc. * (a)	67,062	2,542,320
Hollysys Automation Technologies, Ltd. * (a)	120,202	2,042,232
Houston Wire & Cable Co.	184,527	996,446
Ingram Micro, Inc., Class A †	106,733	3,696,164
International Business Machines Corp. †	52,418	8,058,743
Jabil Circuit, Inc. †	116,244	2,217,936
Methode Electronics, Inc.	59,952	1,769,184
Microsoft Corp.	137,515	7,288,295
Net 1 UEPS Technologies, Inc. *	199,904	2,196,945
Oracle Corp. †	107,802	4,333,640
PayPal Holdings, Inc. *	137,360	5,190,834
Quality Systems, Inc.	202,152	2,569,352
Science Applications International Corp.	59,569	3,250,680
Vishay Intertechnology, Inc.	350,832	4,546,783

		83,968,959

Transportation—1.8%
AP Moeller - Maersk AS - ADR	326,848	2,108,170
ArcBest Corp.	69,492	1,197,347
CH Robinson Worldwide, Inc.	65,150	4,884,947
Costamare, Inc.	187,407	1,844,085
Expeditors International of Washington, Inc.	41,878	2,033,171
XPO Logistics, Inc. * (a)	63,367	1,854,118

		13,921,838

Utilities—0.6%
AES Corp. †	402,968	4,468,910

TOTAL COMMON STOCK (Cost $680,721,939)		772,133,740

EXCHANGE TRADED FUND—0.7%
Alerian MLP ETF (a)	478,522	5,842,754

TOTAL EXCHANGE TRADED FUND (Cost $4,903,840)		5,842,754

	Number of Shares	Value

SECURITIES LENDING COLLATERAL—6.4%
BlackRock Liquidity TempFund, Institutional Shares	50,810,894	$50,810,894

TOTAL SECURITIES LENDING COLLATERAL (Cost $50,810,894)		50,810,894

TOTAL INVESTMENTS—104.7% (Cost $736,436,673) **		828,787,388

SECURITIES SOLD SHORT—(26.9%)
COMMON STOCK—(26.9%)
Basic Industries—(0.5%)
Kennady Diamonds, Inc. *	(45,900)	(150,509)
NewMarket Corp.	(8,597)	(3,481,785)
Tanzanian Royalty Exploration Corp. *	(171,865)	(73,902)

		(3,706,196)

Capital Goods—(1.0%)
Applied Energetics, Inc. *	(238,070)	(15,236)
DynaMotive Energy Systems Corp. * ‡	(72,185)	(7)
Griffon Corp.	(199,972)	(3,369,528)
Manitowoc Foodservice, Inc. *	(140,141)	(2,308,122)
Smith & Wesson Holding Corp. *	(96,172)	(2,343,712)

		(8,036,605)

Communications—(0.9%)
Check Point Software Technologies Ltd. *	(25,818)	(2,193,755)
Criteo SA - Sponsored ADR *	(35,248)	(1,581,578)
CTC Communications Group, Inc. * ‡	(98,900)	0
Grubhub, Inc. *	(149,265)	(3,819,691)
Interliant, Inc. * ‡	(600)	0

		(7,595,024)

Consumer Durables—(1.2%)
Mobileye NV *	(160,546)	(6,095,932)
Qsound Labs, Inc. * ‡	(4,440)	0
Tesla Motors, Inc. *	(14,522)	(3,241,746)

		(9,337,678)

Consumer Non-Durables—(2.6%)
Amish Naturals, Inc. * ‡	(25,959)	0
Amplify Snack Brands, Inc. *	(160,969)	(2,100,645)
Blue Buffalo Pet Products, Inc. *	(122,842)	(3,174,237)
Hain Celestial Group, Inc., (The) *	(71,534)	(3,536,641)
Industrias Bachoco SAB de CV - Sponsored ADR	(53,575)	(2,654,641)

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2016 (unaudited)

BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Consumer Non-Durables—(continued)
MGP Ingredients, Inc.	(128,925)	$(4,218,426)
National Beverage Corp. *	(50,032)	(2,605,667)
Valence Technology, Inc. * ‡	(27,585)	(3)
Whitewave Foods Co., (The) *	(60,340)	(2,694,181)

		(20,984,441)

Consumer Services—(5.4%)
AMN Healthcare Services, Inc. *	(89,528)	(3,342,976)
Blackhawk Network Holdings, Inc. *	(79,363)	(2,731,674)
Buffalo Wild Wings, Inc. *	(16,414)	(2,386,431)
Corporate Resource Services, Inc. *	(218,896)	(252)
Foot Locker, Inc.	(39,496)	(2,208,616)
Jamba, Inc. *	(111,749)	(1,275,056)
Netflix, Inc. *	(98,312)	(10,083,862)
Quotient Technology, Inc. *	(168,741)	(1,883,150)
Red Robin Gourmet Burgers, Inc. *	(38,918)	(1,973,532)
Sturm Ruger & Co., Inc.	(33,396)	(2,211,817)
TripAdvisor, Inc. *	(47,027)	(3,185,609)
VistaPrint NV *	(47,657)	(4,773,802)
Wayfair, Inc., Class A *	(48,407)	(1,993,400)
Wingstop, Inc. *	(51,177)	(1,427,838)
Zoe’s Kitchen, Inc. *	(84,177)	(3,107,815)

		(42,585,830)

Energy—0.0%
Beard Co. *	(9,710)	(6)

Finance—(0.8%)
Credit Acceptance Corp. *	(17,000)	(3,184,780)
RLI Corp.	(52,791)	(3,490,013)

		(6,674,793)

Health Care—(4.6%)
Accelerate Diagnostics, Inc. *	(279,660)	(3,554,479)
Alexion Pharmaceuticals, Inc. *	(10,426)	(1,573,283)
Blueprint Medicines Corp. *	(60,134)	(1,141,945)
BodyTel Scientific, Inc. * ‡	(4,840)	0
CareView Communications, Inc. *	(207,465)	(41,493)
Corindus Vascular Robotics, Inc. *	(624,000)	(698,880)
Cross Country Healthcare, Inc. *	(231,651)	(3,155,087)
DexCom, Inc. *	(32,079)	(2,068,775)
Endologix, Inc. *	(213,502)	(2,705,070)
Entellus Medical, Inc. *	(8,592)	(154,140)

	Number of Shares	Value

Health Care—(continued)
GW Pharmaceuticals PLC - ADR *	(24,950)	$(2,223,544)
Immunomedics, Inc. *	(590,744)	(2,859,201)
Inogen, Inc. *	(54,158)	(2,585,503)
Insulet Corp. *	(96,555)	(2,898,581)
Intersect ENT Inc. *	(98,020)	(1,287,003)
NanoString Technologies, Inc *	(68,094)	(924,717)
Nevro Corp. *	(18,664)	(1,301,254)
Penumbra Inc. *	(28,839)	(1,522,411)
Synergy Pharmaceuticals, Inc. *	(168,403)	(618,039)
Wright Medical Group NV *	(184,965)	(3,577,223)
Zeltiq Aesthetics, Inc. *	(48,269)	(1,373,736)

		(36,264,364)

Real Estate Investment Trusts—(0.4%)
Digital Realty Trust, Inc.	(32,932)	(3,143,359)

Technology—(6.8%)
2U Inc. *	(86,168)	(2,398,917)
3D Systems Corp. *	(173,294)	(2,320,407)
ANTs Software, Inc. * ‡	(10,334)	(1)
Arista Networks, Inc. *	(25,406)	(1,862,006)
Atlassian Corp. PLC Class A *	(87,645)	(1,978,148)
Benefitfocus, Inc. *	(37,700)	(1,383,967)
Box, Inc., Class A *	(366,588)	(4,604,345)
Capstone Turbine Corp. *	(33,777)	(52,692)
Cavium, Inc. *	(34,283)	(1,705,579)
Consygen, Inc. * ‡	(200)	0
Digimarc Corp. *	(53,507)	(1,480,004)
Ellie Mae, Inc. *	(63,281)	(5,360,534)
Ener1, Inc. * ‡	(102,820)	(10)
Guidewire Software, Inc. *	(19,530)	(1,146,411)
HubSpot, Inc. *	(57,821)	(2,761,531)
Inphi Corp. *	(57,364)	(1,789,183)
Nestor, Inc. * ‡	(15,200)	(2)
NetSuite, Inc. *	(29,062)	(2,304,907)
Palo Alto Networks, Inc. *	(23,391)	(3,051,590)
Proofpoint, Inc. *	(56,743)	(3,326,275)
Q2 Holdings, Inc. *	(85,617)	(2,138,713)
RealPage, Inc. *	(119,145)	(2,591,404)
Shopify, Inc. *	(72,495)	(2,123,379)
Tiger Telematics, Inc. * ‡	(6,510)	0
Uni-Pixel, Inc. *	(19,665)	(34,217)
Veeva Systems, Inc., Class A *	(36,823)	(1,213,318)
ViaSat, Inc. *	(27,747)	(1,915,375)

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2016 (unaudited)

BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Technology—(continued)
Workday, Inc., Class A *	(80,364)	$(6,094,806)
WorldGate Communications, Inc. * ‡	(582,655)	(58)
Xybernaut Corp. * ‡	(34,156)	0

		(53,637,779)

Transportation—(0.5%)
Hawaiian Holdings, Inc. *	(91,371)	(3,696,871)

Utilities—(2.2%)
Avista Corp.	(35,541)	(1,429,459)
California Water Service Group	(53,420)	(1,557,193)
Chesapeake Utilities Corp.	(30,598)	(1,765,199)
El Paso Electric Co.	(65,507)	(2,925,543)
MGE Energy, Inc.	(29,366)	(1,489,150)
New Jersey Resources Corp.	(40,857)	(1,436,124)
NorthWestern Corp.	(24,381)	(1,413,123)
ONE Gas, Inc.	(24,589)	(1,442,145)
PNM Resources, Inc.	(45,604)	(1,497,635)
Spire, Inc.	(22,065)	(1,402,893)
WGL Holdings, Inc.	(21,334)	(1,391,614)

		(17,750,078)

TOTAL COMMON STOCK (Proceeds $205,202,792)		(213,413,024)

TOTAL SECURITIES SOLD SHORT —(26.9%) (Proceeds $205,202,792)		(213,413,024)

	Number of Contracts
OPTIONS WRITTEN ††—(0.1%)
Anadarko Petroleum Corp. Put Options Expires 01/20/17 Strike Price $25	(13,973)	(419,190)

McDonald’s Corp. Call Options Expires 09/16/16 Strike Price $120	(179)	(92,185)

	Number of Contracts	Value

TransEnterix, Inc. Call Options Expires 07/15/16 Strike Price $5	(1,674)	$(8,370)

TOTAL OPTIONS WRITTEN (Premiums received $6,041,328)		(519,745)

OTHER ASSETS IN EXCESS OF LIABILITIES—22.3%		176,542,402

NET ASSETS—100.0%		$791,397,021

ADR	—	American Depository Receipt
PLC	—	Public Limited Company
*	—	Non-income producing.
(a)	—	All or a portion of the security is on loan. At May 31, 2016, the market value of securities on loan was $ 49,534,484.
†	—	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
††	—	Primary risk exposure is equity contracts.
‡	—	Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.‘s Board of Directors. As of May 31, 2016, short positions amounted to $81 or 0.0%, of net assets.
**	—	The cost and unrealized appreciation and depreciation in the value of the investstments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$736,436,673

Gross unrealized appreciation	$116,663,935
Gross unrealized depreciation	(24,313,220)

Net unrealized appreciation	$92,350,715

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2016 (unaudited)

BOSTON PARTNERS LONG/SHORT EQUITY FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of May 31, 2016 is as follows (see Notes to Portfolio of Investments):

	Total Value as of May 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock
Basic Industries	$56,059,354	$56,059,354	$—	$—
Capital Goods	72,651,382	72,651,382	—	—
Communications	27,815,815	27,815,815	—	—
Consumer Durables	5,792,356	5,792,356	—	—
Consumer Non-Durables	43,075,440	43,075,440	—	—
Consumer Services	100,363,020	100,363,020	—	—
Energy	88,690,342	88,690,342	—	—
Finance	177,880,766	177,880,766	—	—
Health Care	86,024,734	86,024,734	—	—
Real Estate Investment Trusts	11,420,824	11,420,824	—	—
Technology	83,968,959	83,968,959	—	—
Transportation	13,921,838	13,921,838	—	—
Utilities	4,468,910	4,468,910	—	—
Exchange Traded	5,842,754	5,842,754	—	—
Securities Lending Collateral	50,810,894	50,810,894	—	—

Total Assets	$828,787,388	$828,787,388	$—	$—

	Total Value as of May 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Securities Sold Short
Basic Industries	$(3,706,196)	$(3,706,196)	$—	$—
Capital Goods	(8,036,605)	(8,036,598)	—	(7)
Communications	(7,595,024)	(7,595,024)	—	—
Consumer Durables	(9,337,678)	(9,337,678)	—	—
Consumer Non-Durables	(20,984,441)	(20,984,438)	—	(3)
Consumer Services	(42,585,830)	(42,585,830)	—	—
Energy	(6)	(6)	—	—
Finance	(6,674,793)	(6,674,793)	—	—
Health Care	(36,264,364)	(36,264,364)	—	—
Real Estate Investment Trust	(3,143,359)	(3,143,359)	—	—
Technology	(53,637,779)	(53,637,708)	—	(71)
Transportation	(3,696,871)	(3,696,871)	—	—
Utilities	(17,750,078)	(17,750,078)	—	—
Options Written
Equity Contracts	(519,745)	(511,375)	(8,370)	—

Total Liabilities	$(213,932,769)	$(213,924,318)	$(8,370)	$(81)

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2016 (unaudited)

BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Portfolio of Investments

	Number of Shares	Value

LONG POSITIONS—96.4%
RIGHTS—0.0%
Consumer Services—0.0%
Liberty Braves Group	$26,293	$57,583

		57,583

TOTAL RIGHTS —0.0% (Cost $0)		57,583

COMMON STOCK—96.4%
Basic Industries—6.6%
Avery Dennison Corp. †	465,662	34,635,944
Barrick Gold Corp.	1,585,699	26,592,172
Berry Plastics Group, Inc. * †	1,734,883	67,955,367
Graphic Packaging Holding Co. †	5,508,697	73,816,540
Lintec Corp.	512,600	10,067,906
Packaging Corp. of America †	569,491	38,856,371
PPG Industries, Inc. †	441,447	47,535,013
Sealed Air Corp.	836,074	38,827,277
Stornoway Diamond Corp. *	19,386,145	14,192,015
Valspar Corp., (The) †	406,019	43,979,978
WestRock Co. †	1,301,588	51,555,901

		448,014,484

Capital Goods—12.1%
AMETEK, Inc.	564,755	27,006,584
BAE Systems PLC	4,165,856	29,136,876
Continental Building Products, Inc. *	1,187,948	27,215,889
CRH PLC	1,111,498	33,396,626
Danaher Corp. †	524,173	51,557,656
Dorma+Kaba Holding AG, Registered Shares B	16,810	11,048,857
General Dynamics Corp. †	353,052	50,087,487
Haseko Corp.	953,200	10,399,148
Honeywell International, Inc. †	311,208	35,424,807
Huntington Ingalls Industries, Inc. †	347,682	53,337,896
Ingersoll-Rand PLC †	593,498	39,651,601
KION Group AG	337,645	18,695,967
L-3 Communications Holdings, Inc.	68,650	9,419,467
Lockheed Martin Corp. †	260,790	61,606,422
Masco Corp. †	1,062,325	34,674,288
Nitto Denko Corp.	96,100	6,296,711
Northrop Grumman Corp. †	183,160	38,952,637
Raytheon Co. †	415,516	53,879,960

	Number of Shares	Value

Capital Goods—(continued)
Safran SA	744,266	$52,226,222
Sanwa Holdings Corp.	718,300	6,233,607
Siemens AG, Registered Shares	224,415	24,175,219
Stanley Black & Decker, Inc. †	357,156	40,422,916
Sumitomo Osaka Cement Co., Ltd.	2,380,000	9,647,962
Textron, Inc. †	1,359,924	51,758,707
TopBuild Corp.	—	0
United Technologies Corp. †	330,682	33,259,996
Vinci SA	170,419	12,834,231

		822,347,739

Communications—5.8%
Alphabet Inc., Class A * †	85,320	63,891,882
Baidu, Inc. - Sponsored ADR * †	162,900	29,084,166
Comcast Corp., Class A †	944,583	59,792,104
DeNA Co. Ltd.	573,300	11,452,400
IAC/InterActiveCorp.	310,025	17,324,197
Liberty Broadband Corp., Class C * †	158,905	9,189,476
Liberty Global PLC LiLAC, Class C * †	213,629	9,124,095
Liberty Global PLC, Series C * †	1,779,095	64,278,702
Liberty Media Group, Class C * †	1	14
NetEase, Inc. - ADR †	150,259	26,722,061
Priceline Group, Inc., (The) *	13,544	17,124,086
Verizon Communications, Inc. †	874,292	44,501,463
Vodafone Group PLC	9,457,569	31,585,724
Yandex NV, Class A *	342,928	7,064,317

		391,134,687

Consumer Durables—1.8%
Lear Corp.	185,354	22,012,641
Newell Rubbermaid, Inc. †	630,497	30,068,402
PulteGroup, Inc.	1,831,902	34,366,482
Tenneco, Inc. * †	637,284	34,234,896

		120,682,421

Consumer Non-Durables—4.4%
Activision Blizzard, Inc.	301,557	11,839,128
Britvic PLC	3,854,698	37,709,659
Coca-Cola West Co., Ltd.	568,300	15,742,088
Constellation Brands, Inc., Class A †	148,581	22,755,180
Dr. Pepper Snapple Group, Inc.	147,838	13,512,393
Electronic Arts, Inc. *	153,313	11,766,773

The accompanying notes are an integral part of the portfolio of investments

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2016 (unaudited)

BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Consumer Non-Durables—(continued)
Global Brands Group Holding Ltd. *	35,030,000	$3,476,723
Henkel AG & Co. KGaA	98,725	10,362,876
Imperial Brands PLC	1,110,150	60,375,132
Ontex Group NV	452,542	14,727,301
PepsiCo, Inc.	343,506	34,752,502
Pilgrim’s Pride Corp.	675,025	16,787,872
Reynolds American, Inc. †	505,059	25,101,432
Tyson Foods, Inc., Class A †	284,117	18,120,982

		297,030,041

Consumer Services—9.8%
Alibaba Group Holding Ltd. - Sponsored ADR *	329,345	27,006,290
CBS Corp., Class B non-voting shares †	687,067	37,926,098
CVS Health Corp. †	214,422	20,681,002
eBay, Inc. *	1,661,467	40,639,483
Foot Locker, Inc.	300,386	16,797,585
Interpublic Group of Cos., Inc., (The)	1,066,536	25,490,210
ITV PLC	13,581,828	42,143,344
Liberty Braves Group, Class C *	1	8
Liberty SiriusXM Group, Class C *	559,435	17,594,231
Live Nation Entertainment, Inc. *	579,881	14,004,126
Lowe’s Cos., Inc. †	361,257	28,947,523
ManpowerGroup, Inc. †	376,627	30,036,003
Nielsen Holdings PLC	195,362	10,430,377
Omnicom Group, Inc. †	248,587	20,714,755
Phoenix New Media Ltd. - ADR *	1,284,537	5,125,303
ProSiebenSat.1 Media SE	793,754	39,933,712
Randstad Holding NV	665,906	35,976,263
Robert Half International, Inc. †	565,189	23,506,211
Scripps Networks Interactive, Inc., Class A	398,079	25,612,403
Six Flags Entertainment Corp. †	647,837	37,373,717
Starz, Class A *	875,590	23,640,930
Target Corp. †	311,447	21,421,325
TEGNA, Inc. †	1,393,995	32,006,125
Time Warner, Inc. †	452,584	34,242,505
Walgreens Boots Alliance, Inc.	248,030	19,197,522
WPP PLC	1,463,601	33,753,426

		664,200,477

	Number of Shares	Value

Energy—8.6%
Anadarko Petroleum Corp. †	196,271	$10,178,614
California Resources Corp.	—	0
Canadian Natural Resources Ltd.	1,520,787	45,228,205
Diamondback Energy, Inc. * #	943,974	85,854,435
Energen Corp. †	617,188	29,390,493
EOG Resources, Inc. #	390,718	31,788,816
EQT Corp. †	793,831	58,148,121
Exxon Mobil Corp. #	90,851	8,087,556
Inpex Corp.	1,509,100	12,299,612
Kosmos Energy Ltd. * †	2,061,427	11,832,591
Marathon Petroleum Corp. †	565,278	19,688,633
Occidental Petroleum Corp.	726,126	54,778,945
Parsley Energy, Inc., Class A * †	3,731,116	97,270,194
Phillips 66	458,092	36,812,273
Rice Energy, Inc. * †	1,823,905	36,934,076
RSP Permian, Inc. * †	903,070	29,738,095
Viper Energy Partners LP	687,217	13,318,265

		581,348,924

Finance—18.1%
Alleghany Corp. * †	36,197	19,721,212
Allstate Corp., (The) †	592,871	40,024,721
Ally Financial, Inc. * †	1,583,302	28,404,438
American International Group, Inc. †	300,614	17,399,538
Aon PLC †	335,479	36,657,790
Bank of America Corp. †	3,237,038	47,875,792
BB&T Corp. †	895,300	32,562,061
Berkshire Hathaway, Inc., Class B * †	305,374	42,917,262
Capital One Financial Corp. †	984,334	72,092,622
Charles Schwab Corp., (The) †	955,724	29,226,040
Chubb Ltd. †	319,220	40,416,444
Citigroup, Inc. †	1,357,180	63,203,873
Citizens Financial Group, Inc. †	948,204	22,330,204
CNO Financial Group, Inc.	1,392,343	28,250,639
Discover Financial Services †	1,214,046	68,969,953
Fifth Third Bancorp †	2,836,181	53,518,735
Goldman Sachs Group, Inc., (The) †	177,719	28,342,626
Huntington Bancshares, Inc. †	2,509,878	26,228,225
JPMorgan Chase & Co. †	1,047,813	68,390,755
MetLife, Inc. †	927,171	42,232,639
Morgan Stanley	499,520	13,671,862

The accompanying notes are an integral part of the portfolio of investments

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2016 (unaudited)

BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Finance—(continued)
Navient Corp. †	2,148,146	$29,451,082
Raymond James Financial, Inc.	553,188	31,017,251
SLM Corp. *	3,279,001	22,526,737
Standard Chartered PLC	1,368,715	10,455,675
State Street Corp. †	281,298	17,738,652
SunTrust Banks, Inc. †	669,039	29,317,289
Synchrony Financial *	1,051,850	32,817,720
TD Ameritrade Holding Corp. †	854,563	27,918,573
Travelers Cos., Inc., (The) †	227,817	26,003,032
Unum Group †	1,332,545	49,197,561
Validus Holdings Ltd.	374,103	18,215,075
Wells Fargo & Co. †	1,201,803	60,955,448
WR Berkley Corp. †	323,913	18,472,758
XL Group PLC †	927,769	31,868,865

		1,228,393,149

Health Care—9.4%
AbbVie, Inc. †	476,501	29,986,208
Anthem, Inc. †	200,831	26,541,825
Cardinal Health, Inc. †	490,615	38,734,054
CIGNA Corp. †	308,976	39,582,915
DaVita HealthCare Partners, Inc. *	366,076	28,304,996
Express Scripts Holding Co. * †	618,295	46,712,187
Gilead Sciences, Inc. †	465,658	40,540,185
ICON PLC *	379,839	26,755,859
Johnson & Johnson †	497,913	56,109,816
Laboratory Corp. of America Holdings * †	400,338	51,223,247
McKesson Corp. †	227,013	41,575,161
Merck & Co., Inc. †	855,257	48,116,759
Novartis AG - Sponsored ADR	232,916	18,519,151
Perrigo Co., PLC	209,307	20,059,983
Pfizer, Inc. †	751,450	26,075,315
St. Jude Medical, Inc. †	219,528	17,202,214
Teva Pharmaceutical Industries Ltd. - Sponsored ADR †	479,687	24,881,365
UnitedHealth Group, Inc.	289,752	38,731,150
Zimmer Biomet Holdings, Inc. †	137,765	16,822,484

		636,474,874

Real Estate Investment Trusts—0.5%
American Homes 4 Rent, Class A	758,825	13,916,849
Boston Properties, Inc. †	77,233	9,702,782
SL Green Realty Corp.	110,688	11,219,336

	Number of Shares	Value

Real Estate Investment Trusts—(continued)
Sunstone Hotel Investors, Inc.	1	$11

		34,838,978

Technology—17.6%
Alliance Data Systems Corp. *	166,586	37,013,743
Amdocs Ltd. †	733,224	42,519,660
Apple, Inc.	238,535	23,820,105
Arrow Electronics, Inc. * †	1,008,517	65,170,369
Avnet, Inc. †	904,683	37,119,143
Broadcom Ltd. †	440,021	67,921,642
Brocade Communications Systems, Inc. †	2,597,223	23,530,840
CDW Corp. †	1,265,115	53,843,294
Cisco Systems, Inc. †	766,948	22,279,839
Computer Sciences Corp.	612,740	30,146,808
CoreLogic, Inc. *	274,152	10,217,645
EMC Corp. †	2,378,542	66,480,249
EVERTEC, Inc. †	688,058	10,534,168
Fidelity National Information Services, Inc. †	318,145	23,628,629
Flextronics International Ltd. * †	5,678,834	70,701,483
Harris Corp. †	699,074	55,066,059
Hewlett Packard Enterprise Co. †	3,166,614	58,487,361
Hollysys Automation Technologies, Ltd. *	519,451	8,825,472
HP, Inc. †	2,871,494	38,420,590
Jabil Circuit, Inc. †	1,926,249	36,752,831
Microsoft Corp. †	1,315,318	69,711,854
ON Semiconductor Corp. *	3,791,479	37,042,750
Oracle Corp. †	2,344,254	94,239,011
PayPal Holdings, Inc. * †	274,933	10,389,718
Qorvo Inc. *	475,766	24,249,793
Samsung Electronics Co., Ltd.	58,637	63,467,935
TE Connectivity Ltd. †	478,094	28,685,640
Texas Instruments, Inc. †	1,057,945	64,111,467
Total System Services, Inc.	274,931	14,763,795

		1,189,141,893

Transportation—0.9%
Delta Air Lines, Inc. †	945,074	41,072,916
United Continental Holdings, Inc. *	457,869	20,645,313

		61,718,229

Utilities—0.8%
AES Corp.	2,353,637	26,101,834

The accompanying notes are an integral part of the portfolio of investments

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2016 (unaudited)

BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Utilities—(continued)
Boardwalk Pipeline Partners, LP	1,722,720	$30,423,235

		56,525,069

TOTAL COMMON STOCK—96.4% (Cost $5,839,636,655)		6,531,850,965

WARRANTS—0.0%
Basic Industries—0.0%
Stornoway Diamond Corp. Exercise Price CAD 0.90, Expires 07/08/16 *	7,527,500	401,819

		401,819

TOTAL WARRANTS—0.0% (Cost $773,078)		401,819

TOTAL INVESTMENTS—96.4%
(Cost $5,840,409,733)**		6,532,310,367

SECURITIES SOLD SHORT—(49.7%)
COMMON STOCK——
Capital Goods—0.0%
Rolls Royce Holdings Entitlement	(124,749,698)	(180,681)

		(180,681)

TOTAL COMMON STOCK (Proceeds $181,293)		(180,681)

COMMON STOCK—(49.7%)
Basic Industries—(2.7%)
Air Liquide SA	(191,113)	(20,562,554)
AptarGroup, Inc.	(165,502)	(12,786,685)
Balchem Corp.	(193,993)	(11,629,880)
Ball Corp.	(240,223)	(17,368,123)
Bemis Co., Inc.	(260,648)	(13,121,020)
Detour Gold Corp. *	(565,009)	(11,163,597)
FMC Corp.	(441,416)	(20,962,846)
Goldcorp, Inc.	(1,105,536)	(18,595,116)
International Flavors & Fragrances, Inc.	(156,167)	(20,145,543)
NewMarket Corp.	(61,679)	(24,979,995)
Vale SA - Sponsored ADR	(3,029,277)	(11,905,059)

		(183,220,418)

Capital Goods—(3.8%)
Actuant Corp., Class A	(510,317)	(13,926,551)
Atlas Copco AB, Class A	(791,621)	(20,457,097)
Axalta Coating Systems Ltd. *	(600,963)	(16,917,108)
Caterpillar, Inc.	(289,573)	(20,996,938)
CNH Industrial NV	(1,479,711)	(10,461,557)
Deere & Co.	(267,708)	(22,029,691)
Flowserve Corp.	(338,900)	(16,311,257)

	Number of Shares	Value

Capital Goods—(continued)
Fortune Brands Home & Security, Inc.	(194,125)	$(11,389,314)
GEA Group AG	(379,057)	(17,587,926)
KUKA AG	(55,325)	(6,528,955)
MTU Aero Engines Holding AG	(128,063)	(12,104,722)
Rolls-Royce Holdings PLC	(1,757,038)	(15,755,109)
Rotork PLC	(2,880,706)	(8,192,622)
Sun Hydraulics Corp.	(300,619)	(8,799,118)
TOTO Ltd.	(289,300)	(10,899,720)
Trex Co., Inc. *	(160,027)	(7,228,420)
Wabtec Corp.	(264,691)	(20,481,790)
WW Grainger, Inc.	(82,316)	(18,796,859)
Zardoya Otis SA	(130,815)	(1,355,837)

		(260,220,591)

Communications—(2.9%)
58.Com, Inc. - ADR *	(216,863)	(11,721,445)
CenturyLink, Inc.	(591,390)	(16,038,497)
Cogent Communications Group, Inc.	(611,942)	(24,367,530)
CoStar Group, Inc. *	(66,438)	(13,725,426)
Eutelsat Communications SA	(325,154)	(6,486,150)
Frontier Communications Corp	(3,403,978)	(17,598,566)
Mercadolibre, Inc.	(161,727)	(22,075,736)
Millicom International Cellular SA - SDR	(239,744)	(13,970,032)
SES SA	(588,823)	(13,198,558)
Sprint Corp. *	(6,523,931)	(24,790,938)
Synchronoss Technologies, Inc. *	(382,789)	(13,500,968)
TalkTalk Telecom Group PLC	(3,007,413)	(10,462,612)
Telefonica SA - Sponsored ADR	(905,632)	(9,445,742)

		(197,382,200)

Consumer Durables—(1.3%)
Autoliv, Inc.	(215,894)	(26,470,763)
Dorman Products, Inc. *	(177,076)	(9,776,366)
Ferrari NV	(420,411)	(17,838,039)
Leggett & Platt, Inc.	(248,918)	(12,510,619)
Tesla Motors, Inc. *	(107,938)	(24,095,000)

		(90,690,787)

Consumer Non-Durables—(3.7%)
B&G Foods, Inc.	(610,375)	(26,240,021)
C&C Group PLC	(2,527,645)	(11,628,719)
Campbell Soup Co.	(327,938)	(19,863,205)
Colgate-Palmolive Co.	(304,934)	(21,470,403)

The accompanying notes are an integral part of the portfolio of investments

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2016 (unaudited)

BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Consumer Non-Durables—(continued)
Gildan Activewear, Inc.	(529,990)	$(15,809,602)
Kagome Co. Ltd.	(562,400)	(13,501,168)
Luxottica Group SpA	(312,797)	(16,958,040)
McCormick & Co., Inc., non-voting shares	(181,553)	(17,623,350)
Monster Beverage Corp. *	(155,633)	(23,344,950)
Remy Cointreau SA	(197,329)	(16,394,317)
TreeHouse Foods, Inc. *	(222,279)	(21,049,821)
Tsingtao Brewery Co., Ltd. Class H	(3,622,000)	(13,027,235)
Under Armour, Inc., Class A *	(241,380)	(9,107,267)
Whitewave Foods Co., (The) *	(524,505)	(23,419,148)

		(249,437,246)

Consumer Services—(9.1%)
Acxiom Corp. *	(856,191)	(18,134,125)
Amazon.com, Inc. *	(16,050)	(11,600,780)
Aramark	(762,499)	(25,383,592)
Bob Evans Farms, Inc.	(458,128)	(20,437,090)
Buffalo Wild Wings, Inc. *	(159,207)	(23,147,106)
Casey’s General Stores, Inc.	(145,407)	(17,479,375)
Cheesecake Factory, Inc., (The)	(340,274)	(16,969,464)
Chipotle Mexican Grill, Inc. *	(33,578)	(14,840,133)
Cimpress NV *	(241,733)	(24,214,395)
Coach, Inc.	(413,991)	(16,319,525)
Dixons Carphone PLC	(2,600,988)	(16,553,294)
Dollar Tree, Inc. *	(187,808)	(17,004,136)
FactSet Research Systems, Inc.	(103,206)	(16,416,978)
GrainCorp, Ltd., Class A	(3,600,324)	(23,126,474)
Hennes & Mauritz AB, Class B	(771,515)	(23,681,806)
Jack in the Box, Inc.	(205,672)	(17,523,254)
Kroger Co., (The)	(447,837)	(16,014,651)
Lululemon Athletica, Inc. *	(370,135)	(24,069,879)
Medidata Solutions, Inc. *	(630,489)	(28,964,665)
Monro Muffler Brake, Inc.	(403,554)	(25,403,724)
Netflix, Inc. *	(195,799)	(20,083,103)
Nord Anglia Education, Inc. *	(609,006)	(13,532,113)
Nordstrom, Inc.	(339,206)	(12,883,044)
Norwegian Cruise Line Holdings Ltd. *	(204,820)	(9,505,696)
PriceSmart, Inc.	(285,729)	(25,312,732)
Qunar Cayman Islands Ltd. - ADR *	(165,045)	(5,360,662)
Rollins, Inc.	(502,105)	(14,269,824)

	Number of Shares	Value

Consumer Services—(continued)
SeaWorld Entertainment, Inc.	(427,080)	$(7,456,817)
SEEK Ltd.	(1,687,596)	(19,854,008)
Television Francaise 1	(1,564,588)	(19,781,447)
Texas Roadhouse, Inc.	(533,091)	(23,887,808)
Wayfair, Inc., Class A *	(300,587)	(12,378,173)
Whitbread PLC	(183,303)	(11,170,740)
Zillow Group, Inc., Class A *	(747,488)	(21,856,549)

		(614,617,162)

Energy—(3.2%)
Cabot Oil & Gas Corp.	(856,867)	(20,539,102)
Chevron Corp.	(333,237)	(33,656,937)
Continental Resources, Inc. *	(730,605)	(30,729,246)
Helmerich & Payne, Inc.	(210,924)	(12,898,003)
Hess Corp.	(365,070)	(21,878,645)
Matador Resources Co. *	(1,113,887)	(25,307,513)
National Oilwell Varco, Inc.	(792,472)	(26,111,952)
Southwestern Energy Co. *	(1,745,740)	(23,864,266)
Transocean Ltd.	(967,279)	(9,469,661)
Weatherford International PLC *	(1,814,109)	(10,177,151)

		(214,632,476)

Finance—(6.9%)
Aberdeen Asset Management PLC	(3,423,621)	(13,807,506)
Arch Capital Group Ltd. *	(232,131)	(16,866,638)
BancorpSouth, Inc.	(475,116)	(11,350,521)
Bank of East Asia Ltd., (The)	(3,818,136)	(14,077,272)
Bank of Hawaii Corp.	(138,806)	(9,973,211)
Bankia SA	(4,968,007)	(4,314,531)
Bankinter SA	(1,627,309)	(12,368,457)
BOK Financial Corp.	(164,481)	(10,484,019)
Canadian Western Bank	(496,474)	(9,771,605)
Community Bank System, Inc.	(442,590)	(18,252,412)
Credit Acceptance Corp. *	(23,703)	(4,440,520)
Cullen/Frost Bankers, Inc.	(224,441)	(15,015,103)
CVB Financial Corp.	(1,120,698)	(19,668,250)
Eaton Vance Corp.	(610,727)	(22,206,034)
Financial Engines, Inc.	(410,715)	(11,352,163)
First Financial Bankshares, Inc.	(709,372)	(23,771,056)
Glacier Bancorp, Inc.	(497,219)	(13,593,967)
Hang Seng Bank Ltd.	(629,300)	(11,180,314)
HDFC Bank Ltd. - ADR	(127,963)	(8,235,699)
Home Bancshares, Inc.	(132,440)	(5,820,738)
IBERIABANK Corp.	(158,747)	(9,842,314)

The accompanying notes are an integral part of the portfolio of investments

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2016 (unaudited)

BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Finance—(continued)
MB Financial, Inc.	(240,470)	$(8,692,991)
Mercury General Corp.	(286,049)	(15,037,596)
New York Community Bancorp, Inc.	(904,665)	(14,239,427)
Oversea-Chinese Banking Corp. Ltd.	(1,830,300)	(11,460,493)
Prosperity Bancshares, Inc.	(199,848)	(10,761,815)
RLI Corp.	(261,975)	(17,319,167)
Texas Capital Bancshares, Inc. *	(228,512)	(11,708,955)
Trustmark Corp.	(554,085)	(13,730,226)
UMB Financial Corp.	(184,004)	(10,589,430)
United Bankshares, Inc.	(635,365)	(25,293,881)
Valley National Bancorp	(1,363,198)	(12,991,277)
Verisk Analytics, Inc. *	(232,750)	(18,478,023)
Westamerica Bancorporation	(444,734)	(21,636,309)
WisdomTree Investments, Inc.	(1,030,063)	(12,772,781)

		(471,104,701)

Health Care—(4.5%)
athenahealth, Inc. *	(147,327)	(18,691,376)
Baxter International, Inc.	(234,879)	(10,137,378)
Bristol-Myers Squibb Co.	(380,714)	(27,297,194)
Brookdale Senior Living, Inc. *	(888,118)	(15,932,837)
BTG PLC *	(940,220)	(9,244,074)
Carl Zeiss Meditec AG	(486,432)	(18,813,699)
Coloplast A/S, Class B	(150,156)	(11,357,682)
Concordia Healthcare Corp.	(259,171)	(7,972,668)
Cooper Cos., Inc., (The)	(95,579)	(15,561,217)
DexCom, Inc. *	(175,046)	(11,288,717)
Edwards Lifesciences Corp. *	(129,534)	(12,759,099)
Elekta AB, Class B	(2,047,201)	(16,143,263)
Henry Schein, Inc. *	(100,059)	(17,383,250)
IDEXX Laboratories, Inc. *	(190,282)	(16,662,995)
Illumina, Inc. *	(75,440)	(10,925,975)
Intuitive Surgical, Inc. *	(27,046)	(17,166,367)
Nevro Corp. *	(166,564)	(11,612,842)
Seattle Genetics, Inc. *	(213,831)	(8,645,187)
Sonova Holding AG	(81,528)	(10,887,860)
Takeda Pharmaceutical Co., Ltd.	(231,500)	(9,962,859)
West Pharmaceutical Services, Inc.	(247,919)	(18,613,759)
Wright Medical Group NV *	(498,706)	(9,644,974)

		(306,705,272)

	Number of Shares	Value

Real Estate Investment Trusts—(1.3%)
Equinix, Inc.	(116,183)	$(42,058,246)
Iron Mountain, Inc.	(643,115)	(23,628,045)
Realty Income Corp.	(340,582)	(20,465,572)

		(86,151,863)

Technology—(7.9%)
2U Inc. *	(396,274)	(11,032,268)
ACI Worldwide, Inc. *	(689,977)	(14,254,925)
Arista Networks, Inc. *	(265,888)	(19,486,932)
Blackbaud, Inc.	(464,917)	(29,136,348)
Cavium, Inc. *	(391,160)	(19,460,210)
Cognex Corp.	(642,059)	(27,653,481)
Dassault Systemes SA	(295,144)	(23,511,260)
Demandware, Inc. *	(150,192)	(7,207,714)
Electronics For Imaging, Inc. *	(482,245)	(21,136,798)
F5 Networks, Inc. *	(142,853)	(15,742,401)
Finisar Corp. *	(848,620)	(14,273,788)
Guidewire Software, Inc. *	(455,453)	(26,735,091)
Hexagon AB, Class B	(695,622)	(27,019,951)
Infineon Technologies AG	(703,046)	(10,527,529)
Itron, Inc. *	(988,823)	(43,557,653)
National Instruments Corp.	(1,302,847)	(37,222,339)
NetSuite, Inc. *	(400,990)	(31,802,517)
Nidec Corp.	(190,200)	(14,570,066)
Proofpoint, Inc. *	(276,892)	(16,231,409)
Telefonaktiebolaget LM Ericsson, Class B	(1,281,678)	(9,893,646)
Unisys, Corp. *	(1,154,790)	(9,746,428)
Veeva Systems, Inc., Class A *	(877,709)	(28,920,512)
ViaSat, Inc. *	(179,367)	(12,381,704)
Wipro Ltd. - ADR	(2,948,507)	(35,411,569)
Workday, Inc., Class A *	(365,427)	(27,713,984)

		(534,630,523)

Transportation—(1.3%)
Heartland Express, Inc.	(755,426)	(13,960,272)
J.B. Hunt Transport Services, Inc.	(129,545)	(10,715,962)
Keikyu Corp.	(1,188,220)	(11,204,095)
Kintetsu Group Holdings, Co., Ltd.	(1,994,000)	(7,988,240)
Norwegian Air Shuttle ASA *	(301,513)	(12,317,907)
Old Dominion Freight Line, Inc. *	(150,728)	(9,699,347)
Panalpina Welttransport Holding AG, Registered Shares	(100,625)	(12,058,974)
Tobu Railway Co., Ltd.	(1,857,000)	(9,389,932)

		(87,334,729)

The accompanying notes are an integral part of the portfolio of investments

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2016 (unaudited)

BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number of Shares	Value
Utilities—(1.1%)
Kinder Morgan, Inc.	(1,381,191)	$(24,971,933)
Ormat Technologies, Inc.	(504,513)	(22,001,812)
Sembcorp Industries Ltd.	(3,028,700)	(6,130,253)
Spectra Energy Corp.	(615,359)	(19,605,338)

		(72,709,336)

TOTAL COMMON STOCK (Proceeds $3,230,844,723)		(3,368,837,304)

TOTAL SECURITIES SOLD SHORT —(49.7%) (Proceeds $3,231,026,016)		(3,369,017,985)

	Number of Contracts
OPTIONS WRITTEN ††—(0.3%)
Diamondback Energy, Inc. Call Options Expires 06/17/16 Strike Price $65.00	(4,000)	(10,420,000)
Diamondback Energy, Inc. Call Options Expires 06/17/16 Strike Price $85.00	(2,260)	(1,548,100)
EOG Resources Call Options Expires 07/15/16 Strike Price $70.00	(3,633)	(4,443,159)
Exxon Mobil Corp. Call Options Expires 07/15/16 Strike Price $75.00	(3)	(4,433)

TOTAL OPTIONS WRITTEN (Premiums received $(5,901,931))		(16,415,692)

OTHER ASSETS IN EXCESS OF LIABILITIES—53.6%		3,630,404,736

NET ASSETS—100.0%		$6,777,281,426

ADR	—	American Depositary Receipt
LP	—	Limited Partnership
PLC	—	Public Limited Company
SDR	—	Swedish Depositary Receipt
*	—	Non-income producing.
†	—	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
#	—	Security segregated as collateral for options written.
††	—	Primary risk exposure is equity contracts.

**	—	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$5,840,409.733

Gross unrealized appreciation	$847,327,606
Gross unrealized depreciation	(155,426,972)

Net unrealized appreciation	$691,900,634

The accompanying notes are an integral part of the portfolio of investments

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2016 (unaudited)

BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

Contracts for Difference held by the Fund at May 31, 2016, are as follows:

Reference Company	Counterparty	Number of Contracts Long	Notional Amount	Unrealized Appreciation

Long

Kweichow Moutai Co., Ltd., Class A	Goldman Sachs	552,020	$21,118,422	$ 1,242,977
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	Goldman Sachs	1,389,911	14,380,590	175,950

				1,418,927

Reference Company	Counterparty	Number of Contracts (Short)	Notional Amount	Unrealized Appreciation (Depreciation)

Short

First Financial Holding Co., Ltd.	Goldman Sachs	(19,190,000)	$9,395,631	$ (286,193)
Semiconductor Manufacturing International Corp.	Goldman Sachs	(238,736,000)	20,291,399	313,368

				27,175

Net unrealized gain on Contracts for Difference				$ 1,446,102

The accompanying notes are an integral part of the portfolio of investments

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2016 (unaudited)

BOSTON PARTNERS LONG/SHORT RESEARCH FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of May 31, 2016 is as follows (see Notes to Portfolio of Investments):

	Total Value as of May 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock
Basic Industries	$448,014,484	$437,946,578	$10,067,906	$—
Capital Goods	822,347,739	608,256,313	214,091,426	—
Communications	391,134,687	348,096,563	43,038,124	—
Consumer Durables	120,682,421	120,682,421	—	—
Consumer Non-Durables	297,030,041	154,636,262	142,393,779	—
Consumer Services	664,200,477	512,393,732	151,806,745	—
Energy	581,348,924	569,049,312	12,299,612	—
Finance	1,228,393,149	1,217,937,474	10,455,675	—
Health Care	636,474,874	636,474,874	—	—
Real Estate Investment Trusts	34,838,978	34,838,978	—	—
Technology	1,189,141,893	1,125,673,958	63,467,935	—
Transportation	61,718,229	61,718,229	—	—
Utilities	56,525,069	56,525,069	—	—
Rights	57,583	57,583	—	—
Warrants	401,819	401,819	—	—
Contracts for difference	1,732,295	—	1,732,295	—

Total Assets	$6,534,042,662	$5,884,689,165	$649,353,497	$—

	Total Value as of May 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Securities Sold Short
Basic Industries	$(183,220,418)	$(162,657,864)	$(20,562,554)	$—
Capital Goods	(260,220,591)	(167,338,603)	(92,881,988)	—
Communications	(197,382,200)	(163,727,460)	(33,654,740)	—
Consumer Durables	(90,690,787)	(90,690,787)	—	—
Consumer Non-Durables	(249,437,246)	(177,927,767)	(71,509,479)	—
Consumer Services	(614,617,162)	(500,449,393)	(114,167,769)	—
Energy	(214,632,476)	(214,632,476)	—	—
Finance	(471,104,701)	(403,896,128)	(67,208,573)	—
Health Care	(306,705,272)	(230,295,835)	(76,409,437)	—
Real Estate Investment Trusts	(86,151,863)	(86,151,863)	—	—
Technology	(534,630,523)	(449,108,071)	(85,522,452)	—
Transportation	(87,334,729)	(34,375,581)	(52,959,148)	—
Utilities	(72,709,336)	(66,579,083)	(6,130,253)	—
Preferred Stock	(180,681)	—	(180,681)	—
Options
Equity Contracts	(16,415,692)	(16,415,692)	—	—
Contracts for difference	(286,193)	—	(286,193)	—

Total Liabilities	$(3,385,719,870)	$(2,764,246,603)	$(621,473,267)	$—

The accompanying notes are an integral part of the portfolio of investments

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2016 (unaudited)

BOSTON PARTNERS ALL-CAP VALUE FUND	Portfolio of Investments

	Number of Shares	Value

RIGHTS—0.0%
Technology—0.0%
CVR Banctec, Inc. Escrow Shares * ‡	14,327	$0

TOTAL RIGHTS (Cost $0)		0

COMMON STOCK—97.9%
Basic Industries—1.5%
Avery Dennison Corp.	54,090	4,023,214
Crown Holdings, Inc. *	127,725	6,663,413
Graphic Packaging Holding Co.	379,215	5,081,481
Mosaic Co., (The)	143,273	3,614,778

		19,382,886

Capital Goods—8.8%
CRH PLC — Sponsored ADR	120,153	3,677,883
General Dynamics Corp.	68,730	9,750,725
General Electric Co.	800,998	24,214,170
Huntington Ingalls Industries, Inc.	31,551	4,840,239
Ingersoll-Rand PLC	67,543	4,512,548
Masco Corp.	153,838	5,021,271
Oshkosh Corp.	135,827	6,235,818
Raytheon Co.	158,858	20,599,117
Stanley Black & Decker, Inc.	90,834	10,280,592
Textron, Inc.	122,259	4,653,177
Timken Co.	163,796	5,446,217
United Technologies Corp.	108,251	10,887,886
WESCO International, Inc. * (a)	128,430	7,491,322

		117,610,965

Communications—1.9%
Comcast Corp., Class A	114,397	7,241,330
IAC/InterActiveCorp.	203,752	11,385,661
NetEase, Inc. - ADR	39,691	7,058,647

		25,685,638

Consumer Durables—1.9%
Brunswick Corp.	70,001	3,350,948
Lear Corp.	64,425	7,651,113
Newell Rubbermaid, Inc.	104,605	4,988,612
Thor Industries, Inc.	137,582	8,942,830

		24,933,503

Consumer Non-Durables—3.7%
Activision Blizzard, Inc.	486,008	19,080,674
Electronic Arts, Inc. *	152,644	11,715,427
PepsiCo, Inc.	112,460	11,377,578
Reynolds American, Inc.	137,614	6,839,416

		49,013,095

	Number of Shares	Value

Consumer Services—6.1%
Bed Bath & Beyond, Inc.	92,468	$4,137,943
Best Buy Co., Inc.	303,987	9,779,262
eBay, Inc. *	643,276	15,734,531
Lowe’s Cos., Inc.	95,391	7,643,680
ManpowerGroup, Inc.	95,660	7,628,885
New Oriental Education & Technology Group, Inc. — Sponsored ADR	117,251	4,953,855
Office Depot, Inc. *	477,233	1,708,494
Omnicom Group, Inc.	203,359	16,945,905
Robert Half International, Inc.	102,471	4,261,769
Sportsman’s Warehouse Holdings, Inc. *	316,165	2,731,666
TEGNA, Inc.	274,349	6,299,053

		81,825,043

Energy—6.6%
Anadarko Petroleum Corp.	75,732	3,927,462
Canadian Natural Resources Ltd. (a)	248,751	7,397,855
Cimarex Energy Co.	41,161	4,786,201
Diamondback Energy, Inc. *	74,965	6,818,067
Energen Corp.	92,519	4,405,755
EOG Resources, Inc.	59,784	4,864,026
EQT Corp.	81,881	5,997,783
Marathon Petroleum Corp.	77,937	2,714,546
Occidental Petroleum Corp.	178,779	13,487,088
Parsley Energy, Inc., Class A *	276,490	7,208,094
Phillips 66	195,556	15,714,880
QEP Resources, Inc.	187,206	3,487,648
Rice Energy, Inc. *	271,491	5,497,693
RSP Permian, Inc. *	69,243	2,280,172

		88,587,270

Finance—28.2%
AFLAC, Inc.	207,990	14,446,985
Alleghany Corp. *	17,784	9,689,257
Allstate Corp., (The)	167,651	11,318,119
Ally Financial, Inc. *	297,366	5,334,746
American Express Co. #	101,816	6,695,420
American International Group, Inc.	233,928	13,539,753
Aon PLC	67,646	7,391,678
Bank of America Corp.	1,353,177	20,013,488
BB&T Corp.	408,431	14,854,635
Capital One Financial Corp.	322,370	23,610,379

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2016 (unaudited)

BOSTON PARTNERS ALL-CAP VALUE FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Finance—(continued)
Chubb Ltd.	166,456	$21,074,994
Citigroup, Inc.	504,712	23,504,438
FCB Financial Holdings, Inc., Class A *	82,104	3,035,385
Fifth Third Bancorp	1,030,534	19,446,177
Goldman Sachs Group, Inc., (The)	67,723	10,800,464
JPMorgan Chase & Co.	650,556	42,461,790
Loews Corp.	275,382	11,147,463
MetLife, Inc.	198,546	9,043,770
Navient Corp.	488,867	6,702,367
OneBeacon Insurance Group Ltd., Class A	245,630	3,198,103
Peoples Choice Financial Corp. 144A * ‡	1,465	0
Prudential Financial, Inc.	161,867	12,827,960
Raymond James Financial, Inc.	173,135	9,707,679
SLM Corp. *	322,251	2,213,864
Solar Cayman Ltd. 144A * ‡	19,375	0
State Street Corp.	153,249	9,663,882
Torchmark Corp.	91,247	5,623,553
Travelers Cos., Inc., (The)	129,330	14,761,726
Wells Fargo & Co.	248,152	12,586,269
White Mountains Insurance Group Ltd.	18,899	15,220,877
WR Berkley Corp.	211,325	12,051,865
XL Group PLC	169,716	5,829,745

		377,796,831

Health Care—18.8%
AbbVie, Inc.	123,450	7,768,709
Allscripts Healthcare Solutions, Inc. *	239,434	3,229,965
Amgen, Inc.	154,184	24,353,363
Anthem, Inc.	29,901	3,951,716
Cardinal Health, Inc.	168,086	13,270,390
Cigna Corp.	82,760	10,602,384
Express Scripts Holding Co. *	153,706	11,612,488
Gilead Sciences, Inc.	162,577	14,153,954
Johnson & Johnson	224,270	25,272,986
McKesson Corp.	111,759	20,467,543
Medtronic PLC	167,099	13,448,128
Merck & Co., Inc.	500,141	28,137,933
Novartis AG — Sponsored ADR	209,212	16,634,446
Perrigo Co., PLC	50,521	4,841,933
Pfizer, Inc.	374,309	12,988,522
St. Jude Medical, Inc.	278,931	21,857,033

	Number of Shares	Value

Health Care—(continued)
Teva Pharmaceutical Industries Ltd. — Sponsored ADR	186,856	$9,692,221
UnitedHealth Group, Inc.	72,113	9,639,345

		251,923,059

Real Estate Investment Trusts—0.0%
TMST, Inc. ‡	191,097	0

Technology—20.4%
Amdocs Ltd.	126,426	7,331,443
Arrow Electronics, Inc. *	163,176	10,544,433
Avnet, Inc.	201,613	8,272,181
Brocade Communications Systems, Inc.	655,788	5,941,439
Cisco Systems, Inc.	782,202	22,722,968
Computer Sciences Corp.	301,168	14,817,466
CSRA, Inc.	104,577	2,590,372
EMC Corp.	926,748	25,902,607
Fidelity National Information Services, Inc.	91,638	6,805,954
Flextronics International Ltd. *	720,917	8,975,417
Hewlett Packard Enterprise Co.	1,265,797	23,379,271
HP, Inc.	595,775	7,971,470
Jabil Circuit, Inc.	712,472	13,593,965
Linear Technology Corp.	97,662	4,621,366
Microsemi Corp. *	245,493	8,305,028
Microsoft Corp.	335,480	17,780,440
ON Semiconductor Corp. *	796,768	7,784,423
Oracle Corp.	660,685	26,559,537
PayPal Holdings, Inc. *	88,553	3,346,418
Qorvo Inc. *	268,746	13,697,984
Symantec Corp.	334,224	5,802,129
TE Connectivity Ltd.	177,137	10,628,220
Texas Instruments, Inc.	114,485	6,937,790
Total System Services, Inc.	160,011	8,592,591

		272,904,912

TOTAL COMMON STOCK (Cost $1,091,043,207)		1,309,663,202

SECURITIES LENDING COLLATERAL—0.2%
BlackRock Liquidity TempFund, Institutional Shares	2,334,500	2,334,500

TOTAL SECURITIES LENDING COLLATERAL (Cost $2,334,500)		2,334,500

TOTAL INVESTMENTS—98.0% (Cost $1,093,377,707) **		1,311,997,702

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2016 (unaudited)

BOSTON PARTNERS ALL-CAP VALUE FUND (continued)	Portfolio of Investments

Number of Contracts		Value

OPTIONS WRITTEN††—(0.1%)
American Express Co. Call Options Expires 01/20/2017 Strike Price $62.50	(1,017)	$(610,200)

TOTAL OPTIONS WRITTEN (Premiums received $649,870)		(610,200)

OTHER ASSETS IN EXCESS OF LIABILITIES—2.0%		26,881,991

NET ASSETS—100.0%		$1,338,269,493

ADR	—	American Depository Receipt
PLC	—	Public Limited Company
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of May 31, 2016, these securities amounted to $0 or 0.0% of net assets. These 144A securities have not been deemed illiquid.
*	—	Non-income producing.
‡	—	Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.‘s Board of Directors. As of May 31, 2016, these securities amounted to $0 or 0% of net assets.
#	—	Security segregated as collateral for options written.
(a)	—	All or a portion of the security is on loan. At May 31, 2016, the market value of securities on loan was $702,015.
††	—	Primary risk exposure is equity contracts.
**	—	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,093,377,707

Gross unrealized appreciation	$254,711,325
Gross unrealized depreciation	(36,091,330)

Net unrealized appreciation	$218,619,995

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2016 (unaudited)

BOSTON PARTNERS ALL-CAP VALUE FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of May 31, 2016 is as follows: (see Notes to Portfolio of Investments):

	Total Value as of May 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Rights	$—	$—	$—	$—
Common Stock *	1,309,663,202	1,309,663,202	—	—
Securities Lending Collateral	2,334,500	2,334,500	—	—

Total Assets	$1,311,997,702	$1,311,997,702	$—	$—

	Total Value as of May 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Options Written
Equity Contracts	$(610,200)	$(610,200)	$—	$—

Total Liabilities	$(610,200)	$(610,200)	$—	$—

*	See Portfolio of Investments detail for industry and security type breakout.

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2016 (unaudited)

WPG PARTNERS SMALL/MICRO CAP VALUE FUND	Portfolio of Investments

	Number of Shares	Value

COMMON STOCK—97.2%

Basic Industries—2.7%
Allegheny Technologies, Inc. (a)	15,100	$186,938
Schweitzer-Mauduit International, Inc.	13,300	457,520
Westmoreland Coal Co. *(a)	34,000	275,060

		919,518

Capital Goods—12.6%
Carpenter Technology Corp. (a)	6,600	211,464
Engility Holdings, Inc. *	6,400	150,592
FreightCar America, Inc.	35,500	511,555
Great Lakes Dredge & Dock Corp. *	169,600	773,376
KBR, Inc.	23,700	344,835
KEYW Holding Corp., (The) *(a)	37,200	331,824
Landec Corp. *	29,900	346,242
Matrix Service Co. *	16,700	276,719
Orion Group Holdings, Inc. *	48,000	224,160
Primoris Services Corp.	10,700	230,264
SiteOne Landscape, Inc. *	5,000	140,650
Sterling Construction Co., Inc. *	25,200	127,260
Tutor Perini Corp. *	26,300	594,906

		4,263,847

Communications—0.0%
Ooma Inc. *	2,200	15,180

Consumer Durables—2.9%
Century Communities Inc. *	16,700	302,437
LGI Homes, Inc. *(a)	600	16,212
Libbey, Inc.	39,500	675,055

		993,704

Consumer Non-Durables—3.9%
Callaway Golf Co.	21,400	215,284
Crocs, Inc. *	12,900	126,936
Freshpet, Inc. *(a)	22,200	205,572
Matthews International Corp., Class A	7,100	389,577
Performance Sports Group, Ltd. *	21,900	71,175
Sequential Brands Group, Inc. *	36,900	297,414

		1,305,958

	Number of Shares	Value

Consumer Services—6.5%
ARC Document Solutions, Inc. *	63,000	$267,120
Destination XL Group, Inc. *	14,600	68,328
ICF International, Inc. *	19,500	795,210
InnerWorkings, Inc. *	18,400	158,608
Korn/Ferry International	6,800	196,180
Lumber Liquidators Holdings, Inc.*(a)	13,900	182,090
MDC Partners, Inc., Class A	14,300	256,542
Shoe Carnival, Inc.	2,400	55,920
Titan Machinery, Inc. *	21,600	230,472

		2,210,470

Energy—5.4%
Approach Resources, Inc. *	39,000	104,130
Bill Barrett Corp. *	23,600	167,796
Flotek Industries, Inc.* (a)	11,900	139,944
Gulfport Energy Corp. *	10,000	307,400
Pacific Ethanol, Inc. *(a)	66,500	420,945
Synergy Resources Corp. *	53,900	325,556
TETRA Technologies, Inc. *	64,400	352,268

		1,818,039

Finance—27.8%
Central Pacific Financial Corp.	19,900	477,003
CNO Financial Group, Inc.	24,600	499,134
Customers Bancorp, Inc *	21,200	570,068
Employers Holdings, Inc.	9,700	289,545
FBR & Co.	17,195	330,488
First Foundation, Inc. *	10,000	229,500
FNFV Group *(a)	24,500	294,490
Fulton Financial Corp.	28,500	406,125
Hanover Insurance Group, Inc., (The)	2,400	208,032
Investors Bancorp, Inc.	42,700	511,119
Kearny Financial Corp.	18,200	238,238
Kemper Corp.	18,800	607,428
Kennedy-Wilson Holdings, Inc.	25,000	533,000
Maiden Holdings Ltd.	35,200	461,824
Meridian Bancorp, Inc.	36,600	549,000
National Bank Holdings Corp., Class A	24,200	514,250
Northfield Bancorp, Inc.	35,100	545,805

The accompanying notes are an integral part of the portfolio of Investments.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2016 (unaudited)

WPG PARTNERS SMALL/MICRO CAP VALUE FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Finance—(continued)
Popular, Inc.	17,000	$532,780
Real Industry, Inc. *(a)	9,900	67,073
State Bank Financial Corp.	29,300	636,982
THL Credit, Inc.	11,800	129,682
United Community Banks, Inc.	20,200	406,626
Yadkin Financial Corp.	15,500	410,285

		9,448,477

Health Care—4.5%
Accuray, Inc. *(a)	141,400	770,630
Invacare Corp. (a)	15,300	163,710
Trinity Biotech PLC - Sponsored ADR *(a)	50,600	584,936

		1,519,276

Real Estate Investment Trusts—11.9%
CatchMark Timber Trust, Inc., Class A	44,100	476,721
Cedar Realty Trust, Inc.	66,400	450,856
Colony Starwood Homes	19,900	541,678
Equity Commonwealth *	20,300	586,467
FelCor Lodging Trust, Inc.	32,500	214,825
Geo Group, Inc., (The)	25,600	851,456
Gramercy Property Trust, Inc.	61,900	552,767
Seritage Growth Properties	4,700	217,187
Two Harbors Investment Corp.	18,200	154,336

		4,046,293

Technology—10.0%
Applied Micro Circuits Corp. *	34,700	228,326
CIBER, Inc. *	153,800	190,712
Digi International, Inc. *	29,000	320,160
Exar Corp. *	95,800	654,314
Finisar Corp. *	3,400	57,188
Generac Holdings, Inc. *(a)	6,700	253,997
Mercury Systems, Inc. *	5,900	125,375
Plantronics, Inc.	4,100	182,532
QAD, Inc., Class A	11,800	221,722
SuperCom Ltd. *(a)	29,700	113,157
Ultratech, Inc. *	19,600	447,076
Viavi Solutions Inc. *	24,300	165,969
Vocera Communications, Inc. *	18,100	209,055
Xcerra Corp. *	36,900	240,957

		3,410,540

	Number of Shares	Value

Transportation—3.8%
Air Transport Services Group, Inc. *	12,000	$151,800
Ardmore Shipping Corp.	20,200	191,496
Celadon Group, Inc.	12,700	125,476
Navigator Holdings Ltd. *	9,500	132,335
Rand Logistics, Inc. *	22,200	19,447
Scorpio Tankers, Inc.	80,000	470,400
StealthGas, Inc. *	44,400	208,236

		1,299,190

Utilities—5.2%
ALLETE Inc.	5,100	294,474
Cadiz, Inc. *(a)	17,300	105,357
California Water Service Group	8,000	233,200
Chesapeake Utilities Corp.	3,200	184,608
Covanta Holding Corp.	13,500	225,045
PNM Resources, Inc.	6,800	223,312
Portland General Electric Co.	6,100	251,198
South Jersey Industries, Inc.	8,800	254,232

		1,771,426

TOTAL COMMON STOCK (Cost $30,192,505)		33,021,918

SECURITIES LENDING COLLATERAL—10.0%
TOTAL SECURITIES LENDING COLLATERAL (Cost $3,398,540)		3,398,540

TOTAL INVESTMENTS—107.2% (Cost $33,591,045) **		36,420,458

LIABILITIES IN EXCESS OF OTHER ASSETS—(7.2)%		(2,454,640)

NET ASSETS—100.0%		$33,965,818

ADR	—	American Depository Receipt
PLC	—	Public Limited Company
*	—	Non-income Producing
(a)	—	All or a portion of the security is on loan. At May 31, 2016, the market value of securities on loan was $3,286,993.
**	—	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal income tax basis, are as follows:

Aggregate cost	$33,591,045

Gross unrealized appreciation	$5,047,714
Gross unrealized depreciation	(2,218,301)

Net unrealized appreciation	$2,829,413

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2016 (unaudited)

WPG PARTNERS SMALL/MICRO CAP VALUE FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of May 31, 2016 is as follows (see Notes to Portfolio of Investments):

	Total Value as of May 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock *	$33,021,918	$33,021,918	$—	$—
Securities Lending Collateral	3,398,540	3,398,540	—	—

Total Assets	$36,420,458	$36,420,458	$—	$—

*	See Portfolio of Investments detail for industry and security type breakout.

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2016 (unaudited)

BOSTON PARTNERS GLOBAL EQUITY FUND	Portfolio Holdings Summary

The following table represents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value

COMMON STOCK
Finance	19.5%	$72,887,753
Industrials	15.5	58,155,509
Information Technology	13.9	51,920,021
Health Care	13.2	49,451,762
Consumer Discretionary	10.1	37,600,274
Materials	7.7	28,956,507
Consumer Staples	7.2	26,960,484
Energy	6.1	22,646,229
Telecommunication Services	2.0	7,473,158
PREFERRED STOCK	0.5	1,836,500
OTHER ASSETS IN EXCESS OF LIABILITIES	4.3	16,153,057

NET ASSETS	100.0%	$374,041,254

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2016 (unaudited)

BOSTON PARTNERS GLOBAL EQUITY FUND	Portfolio of Investments

	Number of Shares	Value

PREFERRED STOCK—0.5%

South Korea—0.5%
Samsung Electronics Co., Ltd.	2,063	$1,836,500

TOTAL PREFERRED STOCK (Cost $2,024,692)		1,836,500

COMMON STOCK—95.5%

Australia—0.6%
Australia & New Zealand Banking Group Ltd.	119,691	2,197,688

Bermuda—0.7%
Validus Holdings Ltd.	51,132	2,489,617

Canada—1.7%
Barrick Gold Corp.	80,572	1,351,192
Canadian Natural Resources Ltd.	86,000	2,555,702
Cenovus Energy Inc.	158,844	2,394,743

		6,301,637

France—5.4%
Bollore SA	404,953	1,464,534
Cap Gemini SA	41,349	3,943,642
Havas SA	296,794	2,504,647
Safran SA	81,771	5,737,989
Teleperformance SA	41,772	3,643,391
Vinci SA	36,557	2,753,103

		20,047,306

Germany—8.2%
Allianz SE, Registered Shares	16,798	2,743,530
Aurelius AG	66,387	3,991,348
Bayer AG, Registered Shares	30,596	2,913,846
Henkel AG & Co. KGaA	33,535	3,520,072
KION Group AG	57,116	3,162,608
Merck KGaA	58,867	5,895,943
Muenchener Rueckversicherungs AG, Registered Shares	15,254	2,867,788
NORMA Group AG	27,333	1,358,432
Siemens AG, Registered Shares	39,319	4,235,659

		30,689,226

Hong Kong—0.7%
WH Group Ltd.	3,521,000	2,705,047

	Number of Shares	Value

Ireland—4.8%
CRH PLC	170,293	$5,116,709
Eaton Corp. PLC #	23,370	1,440,293
Greencore Group PLC	301,071	1,501,367
Ingersoll-Rand PLC	78,066	5,215,589
Medtronic PLC	57,073	4,593,235

		17,867,193

Italy—0.4%
Prysmian SpA	61,995	1,517,314

Japan—5.0%
Alpine Electronics, Inc.	78,200	886,490
Citizen Holdings Co., Ltd.	351,200	1,956,468
Coca-Cola West Co., Ltd.	69,800	1,933,482
Inpex Corp.	192,200	1,566,487
Lintec Corp.	145,400	2,855,782
Nippon Telegraph & Telephone Corp.	36,100	1,579,922
Nippon Television Holdings, Inc.	129,200	2,267,378
Nitto Denko Corp.	37,800	2,476,750
Tokio Marine Holdings Inc.	89,700	3,078,834

		18,601,593

Netherlands—2.7%
Koninklijke Ahold NV	247,206	5,480,496
LyondellBasell Industries NV, Class A	17,495	1,423,393
Randstad Holding NV	60,660	3,277,219

		10,181,108

Singapore—1.0%
Flextronics International Ltd. *	301,296	3,751,135

South Korea—0.7%
Samsung Electronics Co., Ltd.	2,485	2,689,732

Switzerland—2.9%
Credit Suisse Group AG, Registered Shares	53,696	739,368
Dufry AG, Registred Shares *	15,424	2,072,515
Georg Fischer AG, Registered Shares	4,810	3,841,272

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2016 (unaudited)

BOSTON PARTNERS GLOBAL EQUITY FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Switzerland—(continued)
Roche Holding AG, Participation Certificate	16,067	$4,220,095

		10,873,250

Taiwan—0.5%
Casetek Holdings Ltd.	200,000	758,060
Hon Hai Precision Industry Co., Ltd.	541,000	1,325,791

		2,083,851

United Kingdom—7.8%
BAE Systems PLC	505,452	3,535,238
Berendsen PLC	106,123	1,856,214
Dialog Semiconductor PLC *	39,293	1,249,685
HSBC Holdings PLC	120,789	780,717
Imperial Brands PLC	123,368	6,709,327
Liberty Global PLC LiLAC, Class C *	13,969	596,616
Liberty Global PLC, Series C *	96,803	3,497,492
Rightmove PLC	23,620	1,444,237
Standard Chartered PLC	116,573	890,506
Vodafone Group PLC	1,085,674	3,625,858
WH Smith PLC	53,949	1,367,036
WPP PLC	150,403	3,468,580

		29,021,506

United States—52.4%
Activision Blizzard, Inc.	59,133	2,321,562
Allstate Corp., (The)	34,947	2,359,272
Alphabet, Inc., Class C *	15,445	11,363,196
Amgen, Inc.	23,394	3,695,082
Anadarko Petroleum Corp. #	50,124	2,599,431
Apple, Inc.	29,728	2,968,638
Bank of America Corp.	137,103	2,027,753
Berkshire Hathaway, Inc., Class B *	57,581	8,092,434
Berry Plastics Group, Inc. *	152,769	5,983,962
Brocade Communications Systems, Inc.	231,222	2,094,871
Brunswick Corp.	76,360	3,655,353
Builders FirstSource, Inc. *	93,667	1,101,524
Capital One Financial Corp.	45,451	3,328,831

	Number of Shares	Value

United States—(continued)
Chubb Ltd.	44,304	$5,609,330
CIGNA Corp.	20,065	2,570,527
Cisco Systems, Inc.	48,489	1,408,605
Comcast Corp., Class A	152,598	9,659,453
CVS Health Corp.	52,988	5,110,693
Diamondback Energy, Inc. *	37,812	3,439,001
Dow Chemical Co., (The)	33,495	1,720,303
eBay, Inc. *	107,046	2,618,345
EQT Corp.	43,888	3,214,796
FedEx Corp.	11,275	1,860,037
Fifth Third Bancorp	163,934	3,093,435
Graphic Packaging Holding Co.	150,923	2,022,368
Hewlett Packard Enterprise Co.	318,773	5,887,737
Honeywell International, Inc.	35,795	4,074,545
Huntington Bancshares, Inc.	182,166	1,903,635
Ingevity Corp. *	1	15
Johnson & Johnson	58,522	6,594,844
Laboratory Corp. of America Holdings *	41,387	5,295,467
Loews Corp.	120,986	4,897,513
Marathon Petroleum Corp.	46,223	1,609,947
McKesson Corp.	13,827	2,532,277
Merck & Co., Inc.	98,372	5,534,409
Michaels Cos., Inc., (The) *	52,914	1,550,909
Minerals Technologies, Inc.	12,396	714,010
Northrop Grumman Corp.	7,348	1,562,699
Occidental Petroleum Corp.	7,007	528,608
ON Semiconductor Corp. *	226,615	2,214,029
Oracle Corp.	62,998	2,532,520
Parsley Energy, Inc., Class A *	150,900	3,933,963
PayPal Holdings, Inc. *	36,829	1,391,768
Pfizer, Inc.	136,010	4,719,547
Phillips 66	22,359	1,796,769
PPG Industries, Inc.	20,215	2,176,751
Priceline Group, Inc., (The) *	1,460	1,845,922
PulteGroup, Inc.	157,772	2,959,803
Raytheon Co. #	52,154	6,762,809
Scripps Networks Interactive, Inc., Class A	27,840	1,791,226
SunTrust Banks, Inc.	77,392	3,391,317
Synchrony Financial *	78,641	2,453,599
Tenneco, Inc. *	48,971	2,630,722
United Parcel Service, Inc., Class B	48,105	4,959,144

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2016 (unaudited)

BOSTON PARTNERS GLOBAL EQUITY FUND (continued)	Portfolio of Investments

	Number of Shares	Value

United States—(continued)
United Technologies Corp.	20,628	$2,074,764
Unum Group	45,857	1,693,040
Wells Fargo & Co.	75,393	3,823,933
WestRock Co.	78,649	3,115,287
WR Berkley Corp.	59,624	3,400,357

		196,272,687

TOTAL COMMON STOCK (Cost $328,201,071)		357,289,890

TOTAL INVESTMENTS—96.0% (Cost $330,225,763) **		359,126,390

	Number of Contracts

OPTIONS WRITTEN ††—(0.3%)
Anadarko Petroleum Corp. Call Options Expires 08/19/2016 Strike Price $32.50	(501)	(993,233)
Eaton Corp. PLC Call Options Expires 07/15/2016 Strike Price $57.50	(185)	(86,950)
Raytheon Co. Call Options Expires 08/19/2016 Strike Price $125.00	(229)	(158,010)

TOTAL OPTIONS WRITTEN (Premiums received $447,606)		(1,238,193)

OTHER ASSETS IN EXCESS OF LIABILITIES—4.3%		16,153,057

NET ASSETS—100.0%		$374,041,254

PLC	—	Public Limited Company
*	—	Non-income producing.
#	—	Security segregated as collateral for options written.
††	—	Primary risk exposure is equity contracts.
**	—	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$330,225,763

Gross unrealized appreciation	$38,326,265
Gross unrealized depreciation	(9,425,638)

Net unrealized appreciation	$28,900,627

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2016 (unaudited)

BOSTON PARTNERS GLOBAL EQUITY FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of May 31, 2016 is as follows (see Notes to Portfolio of Investments):

	Total Value as of May 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock
Australia	$2,197,688	$—	$2,197,688	$—
Bermuda	2,489,617	2,489,617	—	—
Canada	6,301,637	6,301,637	—	—
France	20,047,306	—	20,047,306	—
Germany	30,689,226	—	30,689,226	—
Hong Kong	2,705,047	—	2,705,047	—
Ireland	17,867,193	11,249,117	6,618,076	—
Italy	1,517,314	—	1,517,314	—
Japan	18,601,593	—	18,601,593	—
Netherlands	10,181,108	1,423,393	8,757,715	—
Singapore	3,751,135	3,751,135	—	—
South Korea	2,689,732	—	2,689,732	—
Switzerland	10,873,250	—	10,873,250	—
Taiwan	2,083,851	—	2,083,851	—
United Kingdom	29,021,506	4,094,108	24,927,398	—
United States	196,272,687	196,272,687	—	—
Preferred Stock	1,836,500	—	1,836,500	—

Total Assets	$359,126,390	$225,581,694	$133,544,696	$—

	Total Value as of May 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Options Written
Equity Contracts	$(1,238,193)	$(1,238,193)	$—	$—

Total Liabilities	$(1,238,193)	$(1,238,193)	$—	$—

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2016 (unaudited)

BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Portfolio Holdings Summary

The following table represents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
LONG POSITIONS:
Common Stock
Financial	14.4%	$119,566,274
Industrial	14.0	116,115,736
Health Care	12.9	106,567,872
Information Technology	8.2	68,236,275
Energy	8.1	67,212,100
Capital Goods	6.2	51,225,805
Technology	6.2	51,035,110
Consumer Discretionary	5.5	45,324,827
Consumer Staples	4.2	35,142,765
Communications	3.7	30,805,614
Consumer Non-Durables	3.5	28,770,489
Consumer Services	3.2	26,923,516
Materials	3.0	24,497,955
Consumer Durables	1.5	12,448,353
Utilities	0.5	4,446,594
Telecommunication Services	0.4	3,509,791
WARRANTS	0.0	2,468

SHORT POSITIONS:
Common Stock
Transportation	(0.4)%	(3,734,359)
Utilities	(0.6)	(5,107,667)
Communications	(1.1)	(9,005,369)
Consumer Non-Durables	(1.3)	(11,082,585)
Consumer Durables	(1.5)	(12,579,214)
Consumer Staples	(1.6)	(13,478,793)
Capital Goods	(1.8)	(14,916,195)
Materials	(2.7)	(22,194,658)
Consumer Services	(2.9)	(24,080,492)
Energy	(3.1)	(25,626,540)
Technology	(3.7)	(30,639,790)
Information Technology	(4.0)	(33,192,355)
Health Care	(5.0)	(41,351,514)
Financial	(6.4)	(52,887,571)
Industrial	(7.5)	(61,947,101)
Consumer Discretionary	(8.3)	(68,859,514)
WRITTEN OPTIONS	(0.6)	(4,502,278)
OTHER ASSETS IN EXCESS OF LIABILITIES	57.0	472,554,412

NET ASSETS	100.0%	$829,199,961

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2016 (unaudited)

BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Portfolio of Investments

	Number of Shares	Value

LONG POSITIONS—95.5%

COMMON STOCK—95.5%
Australia—0.6%
Australia & New Zealand Banking Group Ltd.	272,420	$5,001,997

		5,001,997

Canada—1.9%
Barrick Gold Corp. †	176,197	2,954,824
Canadian Natural Resources Ltd.	189,506	5,631,638
Cenovus Energy Inc.	355,449	5,358,773
Stornoway Diamond Corp. *	2,220,777	1,625,764

		15,570,999

France—4.5%
Bollore SA	1,162,242	4,203,310
Cap Gemini SA †	95,531	9,111,226
Havas SA	663,811	5,601,907
Safran SA †	102,026	7,159,312
Teleperformance †	59,747	5,211,186
Vinci SA	81,422	6,131,880

		37,418,821

Germany—6.9%
Aurelius AG †	72,351	4,349,918
Bayer AG, Registered Shares	68,545	6,527,963
Henkel AG & Co. KGaA	76,544	8,034,601
KION Group AG †	96,535	5,345,304
Merck KGaA †	130,406	13,061,076
Muenchener Rueckversicherungs- Gesellschaft AG, Registered Shares	37,432	7,037,305
Norma Group SE	67,728	3,366,037
Siemens AG, Registered Shares	87,942	9,473,596

		57,195,800

Hong Kong—1.2%
NewOcean Energy Holdings Ltd.	10,359,101	3,670,258
WH Group Ltd. 144A	7,935,000	6,096,151

		9,766,409

India—0.8%
Videocon d2h Ltd. ADR * †	758,617	6,766,864

Ireland—4.2%
CRH PLC †	380,877	11,444,021
Eaton Corp. PLC #	54,087	3,333,382
Greencore Group PLC †	756,710	3,773,527
Ingersoll-Rand PLC †	118,405	7,910,638

	Number of Shares	Value

Ireland—(continued)
Medtronic PLC †	100,908	$8,121,076

		34,582,644

Italy—0.4%
Prysmian SpA	135,275	3,310,825

		3,310,825

Japan—7.0%
Alpine Electronics, Inc.	248,000	2,811,376
Amano Corp.	528,233	8,870,288
Coca-Cola West Co., Ltd.	159,100	4,407,120
cocokara fine Inc.	167,500	8,831,627
Haseko Corp.	476,400	5,197,392
Inpex Corp.	480,453	3,915,834
Lintec Corp.	275,856	5,418,050
Nippon Telegraph & Telephone Corp.	80,196	3,509,791
Nippon Television Holdings, Inc.	293,200	5,145,473
Nitto Denko Corp.	85,842	5,624,581
Tokio Marine Holdings Inc.	120,000	4,118,842

		57,850,374

Netherlands—2.7%
Koninklijke Ahold NV †	542,827	12,034,340
LyondellBasell Industries NV, Class A † #	41,997	3,416,876
Randstad Holding NV	137,658	7,437,116

		22,888,332

Russia—1.1%
PhosAgro OAO - GDR	204,525	2,971,482
Yandex NV, Class A *	290,043	5,974,886

		8,946,368

Singapore—1.1%
Flextronics International Ltd. * †	737,825	9,185,921

South Korea—1.3%
Samsung Electronics Co., Ltd.	5,715	6,185,843
Samsung Electronics Co., Ltd. — Pref.	4,840	4,308,610

		10,494,453

Switzerland—3.8%
ACE Ltd.	94,846	12,008,452
Credit Suisse Group AG, Registered Shares	123,515	1,700,741
Dufry AG *	34,705	4,663,294
Georg Fischer AG, Registered Shares †	6,182	4,936,953

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2016 (unaudited)

BOSTON PARTNERS GLOBAL LONG/SHORT FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Switzerland—(continued)
Roche Holding AG, Participation Certificate †	31,638	$8,309,912

		31,619,352

Taiwan—0.9%
Casetek Holdings Ltd.	464,000	1,758,700
Hon Hai Precision Industry Co., Ltd.	1,203,000	2,948,108
Pegatron Corp.	1,202,000	2,496,488

		7,203,296

United Kingdom—6.4%
BAE Systems PLC †	1,149,130	8,037,258
Dialog Semiconductor PLC *	89,688	2,852,462
HSBC Holdings PLC †	277,842	1,795,825
Imperial Tobacco Group PLC †	283,367	15,410,819
Liberty Global PLC LiLAC, Class C * †	36,542	1,560,709
Liberty Global PLC, Series C * †	149,063	5,385,646
Rightmove PLC	56,740	3,469,349
Standard Chartered PLC	268,145	2,048,372
Vodafone Group PLC †	2,105,697	7,032,459
WH Smith PLC †	46,631	1,181,602
WPP PLC †	191,585	4,418,315

		53,192,816

United States—50.7%
Activision Blizzard, Inc. †	135,636	5,325,069
Alphabet, Inc., Class C * †	29,165	21,457,274
Amgen, Inc. †	52,734	8,329,335
Anadarko Petroleum Corp. † #	122,875	6,372,298
Apple, Inc. †	53,706	5,363,081
Bank of America Corp. †	301,273	4,455,828
Berkshire Hathaway, Inc., Class B * †	161,004	22,627,502
Berry Plastics Group, Inc. * †	343,745	13,464,492
Boardwalk Pipeline Partners LP †	251,789	4,446,594
Brocade Communications Systems, Inc. †	527,365	4,777,927
Brunswick Corp. †	171,264	8,198,408
Builders FirstSource, Inc. * †	200,137	2,353,611
California Resources Corp.	1	1
Capital One Financial Corp. †	104,253	7,635,490
Cigna Corp. †	31,600	4,048,276
Cisco Systems, Inc. †	106,532	3,094,755
Coherent, Inc. * †	58,109	5,498,274

	Number of Shares	Value

United States—(continued)
Comcast Corp., Class A †	224,749	$14,226,612
CVS Health Corp. †	96,961	9,351,888
Diamondback Energy, Inc. * † #	127,237	11,572,205
Dow Chemical Co., (The) †	107,483	5,520,327
eBay, Inc. * †	138,935	3,398,350
EQT Corp.	97,492	7,141,289
FedEx Corp. †	25,946	4,280,312
Fifth Third Bancorp †	371,031	7,001,355
Gener8 Maritime Inc. * †	439,162	3,175,141
Graphic Packaging Holding Co. †	341,511	4,576,247
Hewlett Packard Enterprise Co. †	761,221	14,059,752
Honeywell International, Inc. †	65,706	7,479,314
Ingevity Corp. *	29,027	845,856
International Speedway Corp., Class A †	174,803	5,782,483
Johnson & Johnson †	135,300	15,246,957
Laboratory Corp. of America Holdings * †	101,853	13,032,091
Loews Corp. †	277,512	11,233,686
Marathon Petroleum Corp.	20,620	718,195
McKesson Corp. †	32,888	6,023,108
Merck & Co., Inc. †	238,205	13,401,413
Michaels Cos, Inc. (The) * †	119,282	3,496,155
Minerals Technologies, Inc.	26,781	1,542,586
Northrop Grumman Corp.	8,547	1,817,690
Occidental Petroleum Corp.	22,791	1,719,353
ON Semiconductor Corp. * †	516,277	5,044,026
Oracle Corp. †	139,505	5,608,101
Parsley Energy, Inc., Class A * †	324,875	8,469,491
PayPal Holdings, Inc. * †	84,181	3,181,200
Pfizer, Inc. †	301,633	10,466,665
Phillips 66 †	59,562	4,786,402
Priceline Group, Inc., (The) *	3,231	4,085,050
PulteGroup, Inc. †	355,009	6,659,969
Raytheon Co. † #	96,037	12,453,118
Rice Energy, Inc. * †	231,805	4,694,051
Scripps Networks Interactive, Inc., Class A †	61,742	3,972,480
SunTrust Banks, Inc. †	178,626	7,827,391
Synchrony Financial *	174,042	5,430,110
Tenneco, Inc. * †	107,751	5,788,384
United Parcel Service, Inc., Class B † #	78,405	8,082,771

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2016 (unaudited)

BOSTON PARTNERS GLOBAL LONG/SHORT FUND (continued)	Portfolio of Investments

	Number of Shares	Value

United States—(continued)
United Technologies Corp. †	48,117	$4,839,608
Unum Group †	110,669	4,085,899
Viper Energy Partners LP †	163,174	3,162,312
Wells Fargo & Co. †	170,634	8,654,556
WestRock Co †	174,164	6,898,636
WR Berkley Corp.	44,766	2,553,005

		420,833,805

TOTAL COMMON STOCK (Cost $719,380,600)		791,829,076

WARRANTS—0.0%
Canada—0.0%
Stornoway Diamond Corp. Exercise Price CAD 0.90 Expires 7/08/16 *	46,241	2,468

TOTAL WARRANTS (Cost $4,833)		2,468

TOTAL INVESTMENTS—95.5%
(Cost $719,385,433)**		791,831,544

SECURITIES SOLD SHORT—(51.9%)
COMMON STOCK—(51.9%)
Australia—(0.3%)
Blackmores Ltd.	(5,866)	(640,527)
Seek Ltd.	(161,964)	(1,905,453)

		(2,545,980)

Bermuda—(0.6%)
Arch Capital Group Ltd. *	(40,313)	(2,929,143)
Norwegian Cruise Line Holdings Ltd. *	(51,459)	(2,388,212)

		(5,317,355)

Brazil—(0.1%)
Vale SA — Sponsored ADR	(280,515)	(1,102,424)

		(1,102,424)

Canada—(0.7%)
Dollarama, Inc.	(19,248)	(1,325,424)
Goldcorp, Inc.	(127,782)	(2,149,293)
Teck Resources Ltd., Class B	(222,232)	(2,136,993)

		(5,611,710)

China—(1.0%)
58.Com, Inc. — ADR *	(34,784)	(1,880,075)
Qunar Cayman Islands Ltd. — ADR *	(50,724)	(1,647,516)
Semiconductor Manufacturing International, Corp. *	(29,644,000)	(2,478,869)

	Number of Shares	Value

China—(continued)
Tsingtao Brewery Co., Ltd., H Shares	(758,000)	$(2,726,296)

		(8,732,756)

Denmark—(0.3%)
Coloplast A/S, Class B	(32,519)	(2,459,712)

Finland—(0.8%)
Neste Oil Oyj	(73,327)	(2,469,192)
Stora Enso OYJ	(452,570)	(3,881,510)

		(6,350,702)

France—(2.1%)
Air Liquide SA	(14,346)	(1,543,539)
Essilor International SA	(21,668)	(2,830,824)
Ingenico Group SA	(31,583)	(3,848,912)
Kering	(17,598)	(2,843,224)
Korian SA	(76,540)	(2,493,074)
Pernod Ricard SA	(25,430)	(2,771,398)
Societe Television Francaise 1	(64,653)	(817,423)

		(17,148,394)

Germany—(1.3%)
Axel Springer SE	(51,323)	(2,920,731)
GEA Group AG	(70,433)	(3,268,032)
KUKA AG	(23,712)	(2,798,275)
Zalando SE * 144A	(73,998)	(2,170,476)

		(11,157,514)

Hong Kong—(1.4%)
ASM Pacific Technology Ltd.	(300,600)	(2,203,606)
Bank of East Asia Ltd. (The)	(881,411)	(3,249,717)
Cathay Pacific Airways Ltd.	(1,722,000)	(2,694,102)
Hang Seng Bank Ltd.	(71,400)	(1,268,512)
Noble Group Ltd. *	(8,628,986)	(1,848,894)

		(11,264,831)

Italy—(0.6%)
Luxottica Group SpA	(44,530)	(2,414,159)
Tod’s SpA	(44,126)	(2,655,709)

		(5,069,868)

Japan—(3.5%)
Asics Corp.	(111,000)	(2,505,195)
Casio Computer Co. Ltd.	(186,500)	(2,883,787)
Marubeni Corp.	(706,400)	(3,373,378)
McDonald’s Holdings Co., Ltd.	(63,723)	(1,673,839)
Nidec Corp.	(53,400)	(4,090,649)
Sanrio Co., Ltd.	(62,700)	(1,152,753)
Shimano, Inc.	(34,000)	(5,259,462)

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2016 (unaudited)

BOSTON PARTNERS GLOBAL LONG/SHORT FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Japan—(continued)
Takeda Pharmaceutical Co., Ltd.	(57,700)	$(2,483,183)
TOTO Ltd.	(81,700)	(3,078,144)
Unicharm Corp.	(132,800)	(2,579,925)

		(29,080,315)

Netherlands—(1.3%)
Airbus Group SE	(60,329)	(3,754,011)
Ferrari NV	(47,468)	(2,014,067)
Fugro NV *	(88,973)	(1,585,409)
Gemalto NV	(60,386)	(3,689,671)

		(11,043,158)

Singapore—(2.1%)
DBS Group Holdings Ltd.	(304,000)	(3,420,823)
Jardine Cycle & Carriage	(91,500)	(2,245,664)
Keppel Corp. Ltd.	(705,000)	(2,752,473)
Oversea-Chinese Banking Corp. Ltd.	(527,304)	(3,301,734)
Sembcorp Industries Ltd.	(1,015,800)	(2,056,034)
Sembcorp Marine Ltd.	(3,298,000)	(3,708,841)

		(17,485,569)

Spain—(0.4%)
Industria de Diseno Textil SA	(88,577)	(2,992,506)

Sweden—(1.3%)
Atlas Copco AB, A Shares	(112,814)	(2,915,343)
Autoliv, Inc.	(17,237)	(2,113,428)
Elekta AB, B Shares	(327,848)	(2,585,255)
Hexagon AB, B Shares	(73,681)	(2,861,981)

		(10,476,007)

Switzerland—(1.2%)
Cie Financiere Richemont	(77,322)	(4,557,562)
Nestle SA	(55,485)	(4,100,324)
Transocean Ltd.	(130,486)	(1,277,458)

		(9,935,344)

United Kingdom—(3.4%)
Aberdeen Asset Management PLC	(908,612)	(3,664,443)
CNH Industrial NV	(345,426)	(2,442,162)
Dixons Carphone PLC	(348,326)	(2,216,828)
DS Smith PLC	(409,444)	(2,305,827)
GW Pharmaceuticals PLC — ADR *	(21,947)	(1,955,917)
IMI PLC	(161,064)	(2,342,840)
Ocado Group PLC *	(706,862)	(2,770,246)
PZ Cussons PLC	(667,127)	(3,386,619)

	Number of Shares	Value

United Kingdom—(continued)
Rolls-Royce Holdings PLC	(307,099)	$(2,753,713)
Rotork PLC	(322,333)	(916,703)
Spirax-Sarco Engineering PLC	(65,456)	(3,266,861)

		(28,022,159)

United States—(29.5%)
3D Systems Corp. *	(198,335)	(2,655,706)
ACI Worldwide, Inc. *	(162,045)	(3,347,850)
Advisory Board Co., (The) *	(73,709)	(2,419,866)
Air Products & Chemicals, Inc.	(23,167)	(3,304,541)
AmerisourceBergen Corp.	(39,129)	(2,933,892)
AptarGroup, Inc.	(41,806)	(3,229,931)
Automatic Data Processing, Inc.	(54,391)	(4,777,705)
AutoZone, Inc. *	(3,208)	(2,445,138)
Axalta Coating Systems Ltd. *	(99,827)	(2,810,130)
Ball Corp.	(71,609)	(5,177,331)
Bemis Co., Inc.	(78,106)	(3,931,856)
Blackbaud, Inc.	(49,899)	(3,127,170)
BlackRock, Inc.	(9,405)	(3,422,009)
Buffalo Wild Wings, Inc. *	(24,392)	(3,546,353)
Cabot Oil & Gas Corp.	(86,075)	(2,063,218)
Casey’s General Stores, Inc.	(18,175)	(2,184,817)
Caterpillar, Inc.	(67,347)	(4,883,331)
Cavium, Inc. *	(45,330)	(2,255,168)
Cheesecake Factory, Inc. (The)	(49,252)	(2,456,197)
Chevron Corp.	(20,297)	(2,049,997)
Chipotle Mexican Grill, Inc. *	(9,626)	(4,254,307)
Cogent Communications Holdings, Inc.	(104,627)	(4,166,247)
Cognex Corp.	(70,468)	(3,035,057)
Colgate-Palmolive Co.	(39,114)	(2,754,017)
Continental Resources, Inc. *	(78,590)	(3,305,495)
Cullen/Frost Bankers, Inc.	(64,173)	(4,293,174)
Dollar Tree, Inc. *	(30,843)	(2,792,525)
Dorman Products, Inc. *	(68,170)	(3,763,666)
Eaton Vance Corp.	(123,766)	(4,500,132)
Ecolab, Inc.	(32,926)	(3,860,244)
FactSet Research Systems, Inc.	(23,271)	(3,701,718)
First Financial Bankshares, Inc.	(106,937)	(3,583,459)
G-III Apparel Group Ltd. *	(44,380)	(1,736,146)
Guidewire Software, Inc. *	(56,295)	(3,304,517)
Halyard Health, Inc. *	(53,136)	(1,651,998)
Hess Corp.	(63,574)	(3,809,990)
HSN, Inc.	(75,039)	(3,929,792)

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2016 (unaudited)

BOSTON PARTNERS GLOBAL LONG/SHORT FUND (continued)	Portfolio of Investments

	Number of Shares	Value

United States—(continued)
IDEXX Laboratories, Inc. *	(59,063)	$(5,172,147)
Illumina, Inc. *	(23,130)	(3,349,918)
j2 Global , Inc.	(27,368)	(1,832,835)
Kinder Morgan, Inc.	(168,785)	(3,051,633)
Kite Pharma, Inc. *	(33,932)	(1,739,015)
Kroger Co., (The)	(73,770)	(2,638,015)
lululemon athletica, Inc. *	(26,525)	(1,724,921)
Matador Resources Co. *	(135,901)	(3,087,671)
Mercadolibre, Inc.	(21,678)	(2,959,047)
Mercury General Corp.	(87,125)	(4,580,161)
MiMedx Group, Inc. *	(339,256)	(2,669,945)
Monro Muffler Brake, Inc.	(17,208)	(1,083,244)
Monster Beverage Corp. *	(26,361)	(3,954,150)
National Instruments Corp.	(121,589)	(3,473,798)
National Oilwell Varco, Inc.	(92,688)	(3,054,070)
Netflix, Inc. *	(57,089)	(5,855,619)
NetSuite, Inc. *	(37,413)	(2,967,225)
NewMarket Corp.	(11,250)	(4,556,250)
Nordstrom, Inc.	(63,584)	(2,414,920)
Old Dominion Freight Line, Inc. *	(58,032)	(3,734,359)
Palo Alto Networks, Inc. *	(29,592)	(3,860,572)
ResMed, Inc.	(41,939)	(2,476,917)
Rockwell Automation, Inc.	(25,067)	(2,909,025)
Seattle Genetics, Inc. *	(74,158)	(2,998,208)
SeaWorld Entertainment, Inc.	(115,217)	(2,011,689)
Semtech Corp. *	(111,511)	(2,624,969)
Skyworks Solutions, Inc.	(43,467)	(2,901,857)
Southwestern Energy Co. *	(213,902)	(2,924,040)
Tesla Motors, Inc. *	(21,001)	(4,688,053)
Texas Capital Bancshares, Inc. *	(47,932)	(2,456,036)
TransDigm Group, Inc. *	(10,861)	(2,862,308)
UMB Financial Corp.	(72,554)	(4,175,483)
Under Armour, Inc., Class A *	(43,682)	(1,648,122)
VF Corp.	(33,711)	(2,100,870)
Wabtec Corp.	(52,724)	(4,079,783)
West Pharmaceutical Services, Inc.	(47,303)	(3,551,509)
Westamerica Bancorporation	(63,125)	(3,071,031)
WisdomTree Investments, Inc.	(102,419)	(1,269,996)
Workday, Inc., Class A *	(39,484)	(2,994,467)
World Wrestling Entertainment, Inc., Class A	(137,694)	(2,419,284)

	Number of Shares	Value

United States—(continued)
Yelp, Inc. *	(57,257)	$(1,499,561)

		(244,887,413)

TOTAL COMMON STOCK (Proceeds $425,954,953)		(430,683,717)

TOTAL SECURITIES SOLD SHORT —(51.9%) (Proceeds $425,954,953)		(430,683,717)

	Number of Contracts

OPTIONS WRITTEN—(0.6%)
Anadarko Petroleum Corp. Call Options Expires 08/19/2016 Strike Price $32.50	(1,105)	(2,190,663)
Diamondback Energy, Inc. Call Options Expires 06/17/2017 Strike Price $70.00	(340)	(725,900)
Diamondback Energy, Inc. Call Options Expires 09/16/16 Strike Price $80.00	(400)	(562,000)
Eaton Corp., PLC. Call Options Expires 07/15/2016 Strike Price $57.50	(392)	(184,240)
LyondellBasell Industries Call Options Expires 06/17/2016 Strike Price $75.00	(397)	(265,990)
Raytheon Co. Call Options Expires 08/19/2016 Strike Price $125.00	(525)	(362,250)

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2016 (unaudited)

BOSTON PARTNERS GLOBAL LONG/SHORT FUND (continued)	Portfolio of Investments

	Number of Contracts	Value
United Parcel Service, Inc. Call Options Expires 07/15/2016 Strike Price $100.00	(509)	$(211,235)

TOTAL OPTIONS WRITTEN (Premiums received $(1,926,594))		(4,502,278)

OTHER ASSETS IN EXCESS OF LIABILITIES—57.0%		472,554,412

NET ASSETS—100.0%		$829,199,961

ADR	—	American Depository Receipt
LiLAC	—	Liberty Global Latin America and the Caribbean
PLC	—	Public Limited Company
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of May 31, 2016, these securities amounted to $6,096,151 or 0.73% of net assets. These 144A securities have not been deemed illiquid.
*	—	Non-income producing.
†	—	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
††	—	Primary risk exposure is equity contracts.
#	—	Security segregated as collateral for options written.
**	—	The cost and unrealized appreciation and depreciation in the value of the investstments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$719,385,433

Gross unrealized appreciation	$81,966,436
Gross unrealized depreciation	(9,520,325)

Net unrealized appreciation	$72,446,111

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2016 (unaudited)

BOSTON PARTNERS GLOBAL LONG/SHORT FUND (continued)	Portfolio of Investments

Contracts for Difference held by the Fund at May 31, 2016, are as follows:

Reference Company	Counterparty	Number of Contracts (Short)	Notional Amount	Unrealized Appreciation (Depreciation)

Short

Eclat Textile Co., Ltd.	Goldman Sachs	(323,048)	$(2,891,507)	$(572,184)
Feng Tay Enterprise Co., Ltd.	Goldman Sachs	(23,000)	(90,792)	(5,272)
KaKao Corp.	Goldman Sachs	(35,882)	(3,188,635)	99,002
Unilever Indonesia Tbk PT	Goldman Sachs	(418,600)	(1,346,717)	26,511

Net unrealized loss on Contracts for Difference				$(451,943)

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2016 (unaudited)

BOSTON PARTNERS GLOBAL LONG/SHORT FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of May 31, 2016 is as follows: (see Notes to Portfolio of Investments):

	Total Value as of May 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock
Australia	$5,001,997	$—	$5,001,997	$—
Canada	15,570,999	15,570,999	—	—
France	37,418,821	—	37,418,821	—
Germany	57,195,800	—	57,195,800	—
Hong Kong	9,766,409	—	9,766,409	—
India	6,766,864	6,766,864	—	—
Ireland	34,582,644	19,365,096	15,217,548	—
Italy	3,310,825	—	3,310,825	—
Japan	57,850,374	—	57,850,374	—
Netherlands	22,888,332	3,416,876	19,471,456	—
Russia	8,946,368	8,946,368	—	—
Singapore	9,185,921	9,185,921	—	—
South Korea	10,494,453	—	10,494,453	—
Switzerland	31,619,352	12,008,452	19,610,900	—
Taiwan	7,203,296	—	7,203,296	—
United Kingdom	53,192,816	6,946,355	46,246,461	—
United States	420,833,805	420,833,805	—	—
Warrants	2,468	2,468	—	—
Contracts for Difference	125,513	—	125,513	—

Total Assets	$791,957,057	$503,043,204	$288,913,853	$—

	Total Value as of May 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Securities Sold Short
Australia	$(2,545,980)	$—	$(2,545,980)	$—
Bermuda	(5,317,355)	(5,317,355)	—	—
Brazil	(1,102,424)	(1,102,424)	—	—
Canada	(5,611,710)	(5,611,710)	—	—
China	(8,732,756)	(3,527,591)	(5,205,165)	—
Denmark	(2,459,712)	—	(2,459,712)	—
Finland	(6,350,702)	—	(6,350,702)	—
France	(17,148,394)	—	(17,148,394)	—
Germany	(11,157,514)	—	(11,157,514)	—
Hong Kong	(11,264,831)	—	(11,264,831)	—
Italy	(5,069,868)	—	(5,069,868)	—
Japan	(29,080,319)	—	(29,080,319)	—
Netherlands	(11,043,158)	(3,599,476)	(7,443,682)	—
Singapore	(17,485,569)	—	(17,485,569)	—
Spain	(2,992,506)	—	(2,992,506)	—
Sweden	(10,476,008)	(2,113,429)	(8,362,579)	—
Switzerland	(9,935,344)	(1,277,458)	(8,657,886)	—
United Kingdom	(28,022,159)	(4,398,079)	(23,624,080)	—
United States	(244,887,414)	(244,887,414)	—	—
Options
Equity Contracts	(4,502,278)	(4,502,278)	—	—
Contracts for Difference	(577,456)	—	(577,456)	—

Total Liabilities	$(435,763,457)	$(276,337,214)	$(159,426,243)	$—

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2016 (unaudited)

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND	Portfolio of Investments

	Number of Shares	Value

LONG POSITIONS—25.7%
RIGHTS—0.0%
Thailand—0.0%
True Corp. PCL *	78,807	$22

TOTAL RIGHTS (Cost $0)		22

COMMON STOCK—23.8%
Argentina—1.6%
Pampa Energia SA — Sponsored ADR * †	5,129	120,378
YPF SA — Sponsored ADR	1,843	38,537

		158,915

Brazil—0.7%
Tegma Gestao Logistica	49,100	65,492

Canada—0.7%
Africa Oil Corp. *	43,007	66,576

China—3.1%
China Mobile Ltd.	8,000	91,092
Hollysys Automation Technologies Ltd. *	3,352	56,950
Lenovo Group Ltd.	36,000	22,086
NetEase, Inc. — ADR †	687	122,176
Phoenix New Media Ltd. — ADR *	3,451	13,769

		306,073

Hong Kong—2.9%
Galaxy Entertainment Group Ltd.	15,000	50,330
Melco Crown Entertainment Ltd. — ADR	3,287	47,563
NewOcean Energy Holdings Ltd.	228,000	80,781
PAX Global Technology Ltd.	43,000	36,267
Sands China Ltd.	13,600	52,050
WH Group Ltd.	30,500	23,432

		290,423

India—2.2%
Dr Reddy’s Laboratories Ltd. — ADR	1,640	77,342
EID Parry India Ltd.	1,930	6,728
Eros International Media Ltd. *	3,693	10,986
Greenply Industries Ltd.	1,936	6,136
Indo Count Industries Ltd.	427	5,964
Jain Irrigation Systems Ltd.	5,979	5,731
KRBL Ltd.	1,422	5,958
Mahindra Holidays & Resorts India Ltd.	1,288	7,934
Minda Industries Ltd.	452	8,052
Navneet Education Ltd.	4,331	5,602

	Number of Shares	Value

India—(continued)
Sanofi India Ltd.	92	$5,729
Sun TV Network Ltd.	1,065	5,931
Tata Motors Ltd. — Sponsored ADR * †	1,637	54,823
Vardhman Textiles Ltd.	645	8,110

		215,026

Indonesia—0.1%
Surya Toto Indonesia Tbk PT	20,300	8,508

Israel—1.6%
Gazit-Globe Ltd.	18,460	158,387

Malaysia—0.2%
Malaysian Pacific Industries Bhd	13,200	23,590

Mexico—0.9%
Fomento Economico Mexicano SAB de CV — Sponsored ADR	272	24,665
Grupo Televisa SAB — Sponsored ADR †	2,561	68,481

		93,146

Netherlands—0.2%
VimpelCom Ltd. — Sponsored ADR	4,136	15,717

Philippines—0.1%
Philippine Seven Corp.	3,840	10,223

Russia—2.2%
PhosAgro OJSC — GDR †	7,807	113,426
Yandex NV, Class A * †	4,966	102,300

		215,726

South Africa—2.7%
Imperial Holdings Ltd.	3,497	31,134
JSE Ltd.	6,019	64,688
Naspers Ltd., Class N	842	123,888
Net 1 UEPS Technologies, Inc. *	4,408	48,444

		268,154

South Korea—1.5%
KT&G Corp.	525	56,204
Mando Corp.	262	48,767
SK Hynix, Inc.	640	15,401
Woori Bank	3,870	32,276

		152,648

Taiwan—0.2%
TPK Holding Co., Ltd.	7,000	14,028

Thailand—1.0%
Krungthai Card PCL	1,200	2,977
Krungthai Card PCL — NVDR	39,100	96,997

		99,974

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2016 (unaudited)

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Turkey—0.3%
TAV Havalimanlari Holding AS	2,695	$13,815
Turkcell Iletisim Hizmetleri AS *	5,314	19,420

		33,235

United Kingdom—1.3%
Firestone Diamonds PLC *	44,322	19,650
Liberty Global PLC LiLAC, Class C *	829	35,407
Ophir Energy PLC *	17,638	18,282
Standard Chartered PLC	6,617	50,548

		123,887

United States—0.3%
Cobalt International Ener *	7,082	15,864
Kosmos Energy Ltd. *	3,071	17,628

		33,492

TOTAL COMMON STOCK (Cost $2,204,756)		2,353,220

PREFERRED STOCK—1.9%
South Korea—1.9%
Samsung Electronics Co., Ltd.	215	191,395

TOTAL PREFERRED STOCK (Cost $188,932)		191,395

TOTAL INVESTMENTS—25.7% (Cost $2,393,688) **		2,544,637

SECURITIES SOLD SHORT—(1.7%)
COMMON STOCK—(1.7%)
China—(1.2%)
58.com, Inc. — ADR *	(830)	(44,861)
Qunar Cayman Islands Ltd. — ADR *	(590)	(19,163)
Yirendai Ltd. — ADR *	(3,973)	(57,609)

		(121,633)

United States—(0.5%)
PriceSmart, Inc.	(486)	(43,055)

TOTAL COMMON STOCK (Proceeds $153,186)		(164,688)

TOTAL SECURITIES SOLD SHORT —(1.7%) (Proceeds $153,186)		(164,688)

OTHER ASSETS IN EXCESS OF LIABILITIES—76.0%		7,532,638

NET ASSETS—100.0%		$9,912,587

ADR	—	American Depositary Receipt
ADR	—	American Depository Receipt
GDR	—	Global Depository Receipt
NVDR	—	Non-Voting Depository Receipt
PLC	—	Public Limited Company
Sponsored ADR	—	Sponsored American Depository Receipt
*	—	Non-income producing.
†	—	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
**	—	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,393,688

Gross unrealized appreciation	$195,820
Gross unrealized depreciation	(44,871)

Net unrealized appreciation	$150,949

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2016 (unaudited)

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND (continued)	Portfolio of Investments

Contracts for Difference held by the Fund at May 31, 2016, are as follows:

Reference Company	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Unrealized Appreciation (Depreciation)

Long

51job, Inc. — ADR	Goldman Sachs	2,638	$77,109	$4,696
Aarti Industries Ltd.	Goldman Sachs	727	5,553	80
Adcock Ingram Holdings Ltd.	Goldman Sachs	18,831	48,896	(661)
Alibaba Group Holding Ltd. — Sponsored ADR	Goldman Sachs	2,269	179,933	6,125
Allcargo Logistics Ltd.	Goldman Sachs	6,532	14,401	1,307
Ambev SA	Goldman Sachs	4,600	24,424	249
ANTA Sports Products Ltd.	Goldman Sachs	35,000	84,163	(7,881)
Apar Industries Ltd.	Goldman Sachs	2,021	14,403	290
Astral Foods Ltd.	Goldman Sachs	13,242	103,609	(842)
Ayala Land, Inc.	Goldman Sachs	102,200	80,355	(2,259)
Baidu, Inc. — Sponsored ADR	Goldman Sachs	734	125,543	5,505
Banco Bradesco SA	Goldman Sachs	2,150	15,414	(1,606)
Bank Mandiri Persero Tbk PT	Goldman Sachs	91,400	59,934	1,806
Bank Rakyat Indonesia Persero Tbk PT	Goldman Sachs	164,400	119,914	6,786
BB Seguridade Participacoes SA	Goldman Sachs	9,700	72,593	2,228
Bharti Infratel Ltd.	Goldman Sachs	11,668	67,467	(2,340)
Bloomage BioTechnology Corp. Ltd.	Goldman Sachs	15,000	28,164	(740)
BR Malls Participacoes SA	Goldman Sachs	21,820	74,033	(2,939)
Capevin Holdings Ltd.	Goldman Sachs	44,269	23,268	873
Catcher Technology Co., Ltd.	Goldman Sachs	6,000	42,443	2,941
Century Pacific Food, Inc.	Goldman Sachs	58,600	26,509	1,238
China Coal Energy Co., Ltd., Class H	Goldman Sachs	46,000	18,483	2,222
China Overseas Land & Investment Ltd.	Goldman Sachs	16,000	45,846	2,298
China Overseas Property Holdings Ltd.	Goldman Sachs	12,666	1,827	29
China Resources Land Ltd.	Goldman Sachs	40,000	91,280	4,499
Cia de Gas de Sao Paulo — COMGAS, Class A	Goldman Sachs	1,800	21,272	1,863
Cleanaway Co., Ltd.	Goldman Sachs	4,000	21,634	(299)
Dishman Pharmaceuticals & Chemicals Ltd.	Goldman Sachs	6,092	14,403	(618)
Egis Technology, Inc.	Goldman Sachs	6,000	24,017	2,079
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	Goldman Sachs	98,855	91,083	(2,086)
Finolex Industries Ltd.	Goldman Sachs	1,037	6,146	(143)
Firstsource Solutions Ltd.	Goldman Sachs	24,594	13,754	829
Foschini Group Ltd., (The)	Goldman Sachs	6,029	51,184	1,927
Gentera SAB de CV	Goldman Sachs	52,500	94,525	765
Global Brands Group Holding Ltd.	Goldman Sachs	786,000	79,025	(957)
Global Mediacom Tbk PT	Goldman Sachs	340,400	29,948	(4,589)
Gree Electric Appliances Inc, Class A	Goldman Sachs	12,700	37,422	(73)
Grindrod Ltd.	Goldman Sachs	90,425	69,043	(8,286)
Grupo GICSA SA de CV	Goldman Sachs	188,500	135,241	755
Gujarat Gas Ltd.	Goldman Sachs	1,839	14,466	(165)
Hana Financial Group, Inc.	Goldman Sachs	1,830	37,426	2,366
Hanwha Corp.	Goldman Sachs	2,410	81,317	(2,976)
Heineken Malaysia Bhd	Goldman Sachs	13,100	47,783	5
Hindustan Media Ventures Ltd.	Goldman Sachs	3,422	14,211	(766)
Hon Hai Precision Industry Co., Ltd.	Goldman Sachs	20,000	45,560	3,360
HSBC Holdings PLC	Goldman Sachs	21,792	138,179	3,681
HT Media Ltd.	Goldman Sachs	10,836	14,432	(1,361)
HwaSung Industrial Co., Ltd.	Goldman Sachs	7,250	75,669	(2,831)
Hyundai Mobis Co., Ltd.	Goldman Sachs	371	78,095	1,851
Iguatemi Empresa de Shopping Centers SA	Goldman Sachs	9,100	70,237	(3,766)
Indraprastha Gas Ltd.	Goldman Sachs	1,667	14,731	(826)
Itau Unibanco Holding SA	Goldman Sachs	2,000	17,313	(973)
Jagran Prakashan Ltd.	Goldman Sachs	5,630	14,322	(119)
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	Goldman Sachs	9,400	97,019	1,330
Jubilant Life Sciences Ltd.	Goldman Sachs	2,470	14,427	(1,055)
KAP Industrial Holdings Ltd.	Goldman Sachs	235,284	92,416	(1,214)
Kimberly-Clark de Mexico SAB de CV, Class A	Goldman Sachs	10,700	24,252	1,144
Kingenta Ecological Engineering Group Co., Ltd., Class A	Goldman Sachs	12,500	14,260	247
Koh Young Technology, Inc.	Goldman Sachs	470	17,219	26
Korea United Pharm, Inc.	Goldman Sachs	4,358	78,902	(932)

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2016 (unaudited)

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND (continued)	Portfolio of Investments

Reference Company	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Unrealized Appreciation (Depreciation)

Long—(continued)

KPIT Technologies Ltd.	Goldman Sachs	5,933	$14,238	$1,764
KT Corp.	Goldman Sachs	2,891	78,575	44
Kweichow Moutai Co., Ltd., Class A	Goldman Sachs	3,168	121,437	6,895
Lee & Man Paper Manufacturing Ltd.	Goldman Sachs	67,000	42,504	1,864
LG Chem Ltd.	Goldman Sachs	484	117,732	(6,963)
Lupin Ltd.	Goldman Sachs	3,378	81,367	(6,977)
Massmart Holdings Ltd.	Goldman Sachs	12,122	90,717	1,058
Meritz Securities Co., Ltd.	Goldman Sachs	27,530	79,374	(5,376)
Metro Pacific Investments Corp.	Goldman Sachs	399,800	53,972	(2,356)
MNC Land Tbk PT	Goldman Sachs	103,300	7,768	1,688
Mphasis Ltd.	Goldman Sachs	2,065	14,289	1,846
New Oriental Education & Technology Group, Inc. — Sponsored ADR	Goldman Sachs	1,671	66,355	4,244
Nine Dragons Paper Holdings Ltd.	Goldman Sachs	141,000	97,710	4,460
PC Jeweller Ltd.	Goldman Sachs	2,765	14,375	645
Pegatron Corp.	Goldman Sachs	46,000	88,173	7,017
Persistent Systems Ltd.	Goldman Sachs	526	5,681	100
Petra Diamonds Ltd.	Goldman Sachs	78,615	135,632	(2,562)
Petroleo Brasileiro SA — Sponsored ADR	Goldman Sachs	6,156	33,119	(5,971)
Petronet LNG Ltd.	Goldman Sachs	3,464	14,411	(273)
Phoenix Healthcare Group Co., Ltd.	Goldman Sachs	10,500	14,874	(7)
PICC Property & Casualty Co., Ltd., Class H	Goldman Sachs	134,000	231,238	13,779
Playmates Toys Ltd.	Goldman Sachs	380,000	93,958	7,582
PTT PCL — NVDR	Goldman Sachs	16,100	141,538	(6,020)
Redington India Ltd.	Goldman Sachs	3,720	6,162	182
Remgro Ltd.	Goldman Sachs	5,682	84,208	2,747
Rosneft PJSC	Goldman Sachs	14,400	71,719	(3,083)
Samsonite International SA	Goldman Sachs	25,200	74,521	937
Samsung Electronics Co., Ltd.	Goldman Sachs	265	285,388	3,624
Samsung SDI Co., Ltd.	Goldman Sachs	242	22,680	312
Sberbank of Russia PJSC — Sponsored ADR	Goldman Sachs	1,864	14,688	932
Shanghai Haohai Biological Technology Co., Ltd., Class H	Goldman Sachs	5,800	30,363	(1,484)
Sinopec Shanghai Petrochemical Co., Ltd., Class H	Goldman Sachs	82,000	38,333	1,925
Sinopharm Group Co., Ltd., Class H	Goldman Sachs	14,400	63,494	3,391
SKS Microfinance Ltd.	Goldman Sachs	1,528	14,269	548
Soulbrain Co., Ltd.	Goldman Sachs	1,843	76,006	335
SpiceJet Ltd.	Goldman Sachs	11,661	14,106	(2,230)
Sunny Optical Technology Group Co., Ltd.	Goldman Sachs	22,000	70,495	5,464
Surgutneftegas OJSC	Goldman Sachs	73,900	48,433	(2,252)
Taiwan Semiconductor Manufacturing Co., Ltd.	Goldman Sachs	45,000	202,811	12,087
Tech Mahindra Ltd.	Goldman Sachs	9,886	71,026	8,471
Tencent Holdings Ltd.	Goldman Sachs	15,400	323,067	20,338
Tongaat Hulett Ltd.	Goldman Sachs	4,704	33,459	(317)
Tongyang Life Insurance Co., Ltd.	Goldman Sachs	8,660	80,806	(2,388)
Torrent Pharmaceuticals Ltd.	Goldman Sachs	684	14,186	(488)
True Corp PCL — NVDR	Goldman Sachs	234,566	48,909	(938)
Via Varejo SA	Goldman Sachs	20,400	40,852	(4,312)
Videocon d2h Ltd. — ADR	Goldman Sachs	20,887	173,989	12,323
VST Industries Ltd.	Goldman Sachs	563	14,225	(309)
Welspun Corp. Ltd.	Goldman Sachs	9,242	14,219	(3,414)
Welspun India Ltd.	Goldman Sachs	10,073	14,755	910
Wuliangye Yibin Co., Ltd., Class A	Goldman Sachs	32,100	143,075	4,035
Wynn Macau Ltd.	Goldman Sachs	33,200	47,886	4,235
Zhengzhou Yutong Bus Co., Ltd., Class A	Goldman Sachs	22,204	73,529	(7,027)

				83,132

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2016 (unaudited)

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND (continued)	Portfolio of Investments

Reference Company	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Unrealized Appreciation (Depreciation)

Short

13 Holdings Ltd., (The)	Goldman Sachs	(114,500)	$(47,922)	$1,321
Acer, Inc.	Goldman Sachs	(62,000)	(21,670)	(2,589)
Advanced Info Service PCL — NVDR	Goldman Sachs	(5,100)	(22,921)	(672)
Astra International Tbk PT	Goldman Sachs	(97,400)	(46,012)	(1,913)
B2W Cia Digital	Goldman Sachs	(13,600)	(40,229)	1,271
Bank of East Asia Ltd., (The)	Goldman Sachs	(16,742)	(61,232)	(539)
Barclays Africa Group Ltd.	Goldman Sachs	(2,910)	(24,849)	(1,900)
Beijing Properties Holdings Ltd.	Goldman Sachs	(892,000)	(58,585)	(987)
Brilliance China Automotive Holdings Ltd.	Goldman Sachs	(10,000)	(9,710)	(13)
Capital Environment Holdings Ltd.	Goldman Sachs	(256,000)	(9,725)	(824)
China Everbright International Ltd.	Goldman Sachs	(9,000)	(9,376)	(270)
China Huishan Dairy Holdings Co., Ltd.	Goldman Sachs	(140,000)	(51,924)	(3,290)
China Life Insurance Co., Ltd., Class H	Goldman Sachs	(8,000)	(17,308)	(597)
China Modern Dairy Holdings Ltd.	Goldman Sachs	(159,000)	(28,462)	(423)
China Pacific Insurance Group Co., Ltd., Class H	Goldman Sachs	(8,400)	(27,909)	(976)
China Power International Development Ltd.	Goldman Sachs	(115,000)	(47,304)	(1,301)
China Resources Power Holdings Co., Ltd.	Goldman Sachs	(30,000)	(47,443)	295
China Shenhua Energy Co., Ltd., Class H	Goldman Sachs	(40,500)	(61,857)	(2,543)
China Shipping Container Lines Co., Ltd., Class H	Goldman Sachs	(139,000)	(30,073)	(171)
China Smarter Energy Group Holdings Ltd., Class H	Goldman Sachs	(162,000)	(9,597)	(1,287)
China Taiping Insurance Holdings Co., Ltd.	Goldman Sachs	(14,800)	(27,636)	(1,020)
China Traditional Chinese Medicine Co., Ltd.	Goldman Sachs	(20,000)	(9,349)	267
Cia Brasileira de Distribuicao	Goldman Sachs	(3,000)	(36,629)	2,636
Copa Holdings SA — Class A	Goldman Sachs	(505)	(27,169)	1,126
COSON Co., Ltd.	Goldman Sachs	(540)	(9,018)	331
CTCI Corp.	Goldman Sachs	(7,000)	(10,035)	(11)
Digital Domain Holdings Ltd.	Goldman Sachs	(130,000)	(10,380)	643
Dongfang Electric Corp. Ltd., Class H	Goldman Sachs	(39,200)	(29,027)	(686)
Doosan Heavy Industries & Construction Co., Ltd.	Goldman Sachs	(470)	(9,470)	(161)
e-LITECOM Co., Ltd.	Goldman Sachs	(4,550)	(43,683)	(904)
E-MART, Inc.	Goldman Sachs	(62)	(9,882)	343
Fila Korea Ltd.	Goldman Sachs	(113)	(9,194)	437
FirstRand Ltd.	Goldman Sachs	(10,328)	(26,908)	(707)
FNC Entertainment Co., Ltd.	Goldman Sachs	(662)	(9,306)	721
Gamevil, Inc.	Goldman Sachs	(809)	(66,997)	2,701
Genel Energy PLC	Goldman Sachs	(7,737)	(14,675)	557
Genting Malaysia Bhd	Goldman Sachs	(22,100)	(23,795)	(268)
Gol Linhas Aereas Inteligentes SA — ADR	Goldman Sachs	(6,287)	(49,290)	8,802
Greentown China Holdings Ltd.	Goldman Sachs	(14,500)	(9,766)	(429)
Hiwin Technologies Corp.	Goldman Sachs	(11,000)	(44,011)	(2,369)
Holcim Indonesia Tbk PT	Goldman Sachs	(106,600)	(8,056)	(766)
Hong Kong Exchanges and Clearing Ltd.	Goldman Sachs	(2,500)	(58,885)	(1,023)
Hotel Shilla Co., Ltd.	Goldman Sachs	(771)	(45,195)	2,247
Huadian Power International Corp. Ltd., Class H	Goldman Sachs	(96,000)	(46,879)	(3,989)
Huaneng Power International, Inc., Class H	Goldman Sachs	(70,000)	(46,876)	(1,012)
Huaneng Renewables Corp. Ltd., Class H	Goldman Sachs	(98,000)	(29,911)	117
Hyundai Rotem Co., Ltd.	Goldman Sachs	(3,494)	(49,119)	(2,347)
Imperial Pacific International Holdings Ltd.	Goldman Sachs	(3,700,000)	(72,903)	2,753
Infosys Ltd. — Sponsored ADR	Goldman Sachs	(1,291)	(23,833)	(1,264)
Intime Retail Group Co., Ltd.	Goldman Sachs	(11,500)	(10,219)	(210)
JHSF Participacoes SA	Goldman Sachs	(104,200)	(37,262)	5,014
Kakao Corp.	Goldman Sachs	(107)	(9,581)	295
Kangwon Land, Inc.	Goldman Sachs	(656)	(23,782)	187
KEPCO Engineering & Construction Co., Inc.	Goldman Sachs	(990)	(26,190)	2,258
KuangChi Science Ltd.	Goldman Sachs	(62,000)	(27,866)	(742)
Kumho Tire Co., Inc.	Goldman Sachs	(9,970)	(68,805)	(2,280)
Latam Airlines Group SA — Sponsored ADR	Goldman Sachs	(4,804)	(31,178)	2,306
Localiza Rent a Car SA	Goldman Sachs	(5,000)	(47,804)	994
Matahari Department Store Tbk PT	Goldman Sachs	(24,600)	(34,777)	(18)
Mr Price Group Ltd.	Goldman Sachs	(4,349)	(45,761)	(4,776)
Nedbank Group Ltd.	Goldman Sachs	(2,129)	(22,333)	(1,394)

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2016 (unaudited)

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND (continued)	Portfolio of Investments

Reference Company	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Unrealized Appreciation (Depreciation)

Short—(continued)

Neo Solar Power Corp.	Goldman Sachs	(44,589)	$(23,377)	$(976)
New China Life Insurance Co., Ltd., Class H	Goldman Sachs	(21,000)	(66,663)	(5,578)
Noble Group Ltd.	Goldman Sachs	(63,800)	(15,232)	1,618
Paradise Co., Ltd.	Goldman Sachs	(4,940)	(69,026)	(3,077)
People’s Insurance Co. Group of China Ltd., (The), Class H	Goldman Sachs	(100,000)	(38,634)	(1,584)
Perusahaan Gas Negara Persero Tbk	Goldman Sachs	(29,100)	(5,055)	(323)
Petroleo Brasileiro SA — Sponsored ADR	Goldman Sachs	(4,876)	(34,571)	7,119
PGE Polska Grupa Energetyczna SA	Goldman Sachs	(7,110)	(23,698)	846
Ping An Insurance Group Co. of China Ltd., Class H	Goldman Sachs	(11,500)	(50,353)	(1,287)
Poly Property Group Co., Ltd.	Goldman Sachs	(177,000)	(44,677)	(1,538)
Prada SpA	Goldman Sachs	(7,300)	(25,571)	1,567
Precious Shipping PCL — NVDR	Goldman Sachs	(400,200)	(68,786)	1,425
Realord Group Holdings Ltd.	Goldman Sachs	(20,000)	(10,122)	(360)
Ruentex Industries Ltd.	Goldman Sachs	(7,000)	(9,636)	(626)
Samsung Heavy Industries Co., Ltd.	Goldman Sachs	(6,150)	(46,735)	(2,451)
Sany Heavy Equipment International Holdings Co., Ltd.	Goldman Sachs	(265,000)	(52,555)	1,289
Sasol Ltd. — Sponsored ADR	Goldman Sachs	(1,378)	(40,541)	(1,089)
Seah Besteel Corp.	Goldman Sachs	(920)	(19,804)	(61)
Sembcorp Marine Ltd.	Goldman Sachs	(56,400)	(66,511)	3,332
Shangri-La Asia Ltd.	Goldman Sachs	(68,000)	(77,413)	(220)
Sincere Watch Hong Kong Ltd.	Goldman Sachs	(170,000)	(12,041)	889
SJM Holdings Ltd.	Goldman Sachs	(78,000)	(48,517)	(1,583)
Ssangyong Motor Co.	Goldman Sachs	(6,910)	(42,860)	1,455
Sun International Ltd.	Goldman Sachs	(3,893)	(18,612)	842
Sunac China Holdings Ltd.	Goldman Sachs	(69,000)	(41,941)	(991)
Sungwoo Hitech Co., Ltd.	Goldman Sachs	(5,451)	(40,963)	4,334
Surya Citra Media Tbk PT	Goldman Sachs	(124,200)	(31,007)	3
Taigen Biopharmaceuticals Holdings Ltd.	Goldman Sachs	(7,160)	(5,740)	(166)
Tingyi Cayman Islands Holding Corp.	Goldman Sachs	(60,000)	(68,769)	14,145
Total Access Communication PCL — NVDR	Goldman Sachs	(62,300)	(57,929)	(7,217)
Towngas China Co., Ltd.	Goldman Sachs	(18,000)	(9,597)	(236)
Trinity Ltd.	Goldman Sachs	(176,000)	(14,506)	1,126
Tsingtao Brewery Co., Ltd., Class H	Goldman Sachs	(3,000)	(10,740)	(58)
Tsogo Sun Holdings Ltd.	Goldman Sachs	(20,598)	(33,063)	(1,900)
Unilever Indonesia Tbk PT	Goldman Sachs	(14,300)	(46,319)	300
Universal Medical Financial & Technical Advisory Services Co., Ltd.	Goldman Sachs	(13,224)	(9,486)	118
Value Partners Group Ltd.	Goldman Sachs	(10,000)	(9,504)	(470)
Vinda International Holdings Ltd.	Goldman Sachs	(5,000)	(9,517)	665
Wijaya Karya Persero Tbk PT	Goldman Sachs	(49,200)	(8,583)	(224)
Xinyi Solar Holdings Ltd.	Goldman Sachs	(24,000)	(9,519)	(194)
Yang Ming Marine Transport Corp.	Goldman Sachs	(40,000)	(9,572)	55
Yashili International Holdings Ltd.	Goldman Sachs	(238,000)	(55,170)	2,321
YuanShengTai Dairy Farm Ltd.	Goldman Sachs	(167,000)	(9,893)	4
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	Goldman Sachs	(59,800)	(17,558)	(1,675)

				520

Net unrealized gain on Contracts for Difference				$83,652

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS	MAY 31, 2016 (unaudited)

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of May 31, 2016 is as follows (see Notes to Portfolio of Investments):

	Total Value as of May 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Rights	$22	$—	$22	$—
Common Stock
Argentina	158,915	158,915	—	—
Brazil	65,492	65,492	—	—
Canada	66,576	66,576	—	—
China	306,073	192,895	113,178	—
Hong Kong	290,423	47,563	242,860	—
India	215,026	132,165	82,861	—
Indonesia	8,508	8,508	—	—
Israel	158,387	158,387	—	—
Malaysia	23,590	—	23,590	—
Mexico	93,146	93,146	—	—
Netherlands	15,717	15,717	—	—
Philippines	10,223	10,223	—	—
Russia	215,726	215,726	—	—
South Africa	268,154	48,444	219,710	—
South Korea	152,648	—	152,648	—
Taiwan	14,028	—	14,028	—
Thailand	99,974	—	99,974	—
Turkey	33,235	—	33,235	—
United Kingdom	123,887	55,057	68,830	—
United States	33,492	33,492	—	—
Preferred Stocks	191,395	—	191,395	—
Contracts for Difference	282,257	—	282,257	—

Total Assets	$2,826,894	$1,302,306	$1,524,588	$—

	Total Value as of May 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Securities Sold Short
China	$(121,633)	$(121,633)	$—	$—
United States	(43,055)	(43,055)	—	—
Contracts for Difference	(198,605)	—	(198,605)	—

Total Liabilities	$(363,293)	$(164,688)	$(198,605)	$—

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO PORFOLIO OF INVESTMENTS

May 31, 2016 (unaudited)

Portfolio Valuation — Each Boston Partners Investment Fund’s, Boston Partners Small Cap Value Fund II (“BP Small Cap Value Fund II”), Boston Partners Long/Short Equity Fund (“BP Long/Short Equity Fund”), Boston Partners Long/Short Research Fund (“BP Long/Short Research Fund”), Boston Partners All-Cap Value Fund (“BP All-Cap Value Fund”), Boston Partners Global Equity Fund (“BP Global Equity Fund”), Boston Partners Global Long/Short Fund (“BP Global Long/Short Fund”), Boston Partners Emerging Markets Long/Short Fund (“BP Emerging Markets Long/Short Fund”) (collectively “BP Funds”), and WPG Partners Small/Micro Cap Value Fund (“WPG Small/Micro Cap Value Fund” and, collectively with the BP Funds, the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by a Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 - quoted prices in active markets for identical securities;

• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used to value each Fund’s investments as of May 31, 2016 is included in each Fund’s Portfolio of Investments.

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO PORFOLIO OF INVESTMENTS (continued)

May 31, 2016 (unaudited)

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of invest-ments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

Foreign securities that utilize international fair pricing are categorized as Level 2 in the hierarchy. For the BP Emerging Markets Long/Short Fund, security held as long positions with an end of period value of $56,204 transferred from Level 1 into Level 2. This transfer occurred as a result of this security being valued utilizing the international fair value pricing at May 31, 2016. For the BP Long/Short Research Fund and the BP Global Long/Short Fund, securities held as short positions with an end of period value of $10,462,612 and $1,585,409, respectively, transferred from Level 2 into Level 1. These transfers occurred as a result of these securities no longer being valued utilizing the international fair value pricing at May 31, 2016.

Options Written — The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may enter into options written to hedge against changes in the value of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. A Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes.

Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid. As of May 31, 2016, all of each Fund’s written options were exchanged-traded options.

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO PORFOLIO OF INVESTMENTS (continued)

May 31, 2016 (unaudited)

The BP Long/Short Equity Fund, BP Long/Short Research Fund, BP All-Cap Value Fund, the BP Global Long/Short Fund and BP Global Equity Fund had transactions in options written during the period ended May 31, 2016 as follows:

	BP Long/Short Equity Fund		BP Long/Short Research Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding at
August 31, 2015	1,052	$649,513	39,654	$17,783,087
Options written	15,826	6,041,328	49,298	23,657,704
Options closed	(1,052)	(649,513)	(20,335)	(7,142,682)
Options expired	—	—	(26,693)	(9,935,645)
Options exercised	—	—	(32,028)	(18,460,533)
Option outstanding at May 31, 2016	15,826	$6,041,328	9,896	$5,901,931

	BP All-Cap Value Fund		BP Global Long/Short Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding at
August 31, 2015	95	$ 558,681	1,732	$ 1,055,665
Options written	1,066	663,171	7,189	3,855,118
Options closed	(144)	(571,982)	(2,756)	(1,788,565)
Options expired	—	—	(2,497)	(1,195,624)
Options exercised	—	—	—	—
Options outstanding at May 31, 2016	1,017	$ 649,870	3,668	$ 1,926,594

	BP Global Equity Fund
	Number of Contracts	Premiums Received
Options outstanding at
August 31, 2015	—	$—
Options written	1,200	562,017
Options closed	—	—
Options expired	(285)	(114,411)
Options exercised	—	—
Options outstanding at May 31, 2016	915	$447,606

For the period ended May 31, 2016, the average quarterly volume of derivatives is as follows:

Fund	Purchased Options (Cost)		Written Options (Proceeds)
BP Long/Short Equity Fund	$662,078	$	3,183,042
BP Long/Short Research Fund	—		15,375,237
BP All-Cap Value Fund	—		601,056
BP Global Equity Fund	—		252,406

BP Global Long/Short Fund	343,315		1,880,140

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO PORFOLIO OF INVESTMENTS (continued)

May 31, 2016 (unaudited)

Short Sales — When the investment adviser believes that a security is overvalued, the BP Long/Short Equity Fund, the BP Long/Short Research Fund and the BP Global Long/Short Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. A Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.

Contracts for Difference — The BP Global Long/Short Fund and BP Long/Short Research Fund (for this section only, each a “Fund”) may enter into Contracts for Differences (“CFDs”). CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require a Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded over-the-counter. CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.

CFDs are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Periodic payments made or received are recorded as realized gains or losses. Entering into CFDs involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions. CFDs outstanding at period end, if any, are listed on the Schedule of Investments. In connection with CFDs, cash or securities may be segregated as collateral by the Funds’ custodian. As of May 31, 2016, the BP Long/Short Research Fund, the BP Global Long/Short Fund and the BP Emerging Markets Long/Short Fund held CFDs.

For the period ended May 31, 2016, the average volume of CFD was as follows:

Fund	Notional Amount Long	Notional Amount Short

BP Long/Short Research Fund	$32,783,046	$33,627,633
BP Global Long/Short Fund	—	8,770,510
BP Emerging Markets Long/Short Fund	4,004,033	2,131,985

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO PORFOLIO OF INVESTMENTS (concluded)

May 31, 2016 (unaudited)

Securities Lending — Securities may be loaned to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Company’s Board of Directors, is invested in short-term investments. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by Robeco to be of good standing and only when, in Robeco’s judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. During the nine month period ended May 31, 2016, the Funds participated in securities lending.

Restricted Securities — A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by Boston Partners as applicable, based on policies and procedures established by the Board of Directors. Therefore, not all restricted securities are considered illiquid.

    At May 31, 2016, the following Fund held restricted securities that were illiquid:

	Acquisition Date	Acquisition Cost	Shares	Value	% of Net Assets
BP All-Cap Value Fund
Common Stocks:
Peoples Choice Financial Corp. 144A	12/21/04-01/23/06	$14,293	1,465	$0.00	0.0
Solar Cayman Ltd., 144A	03/24/10	—	19,375	0.00	0.0

		$14,293	20,840	$—	0.0%

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

CAMPBELL CORE CARRY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

MAY 31, 2016

(UNAUDITED)

	COUPON*	MATURITY	PAR	VALUE
SHORT-TERM INVESTMENTS — 68.3%
U.S. TREASURY OBLIGATIONS—68.3%
United States Treasury Bill	0.220%	07/21/16	$5,000,000	$4,997,778
United States Treasury Bill	0.440%	09/22/16	5,400,000	5,394,422

				10,392,200

TOTAL SHORT-TERM INVESTMENTS (Cost $ 10,393,202)				10,392,200

TOTAL INVESTMENTS — 68.3% (Cost $ 10,393,202)**				10,392,200

OTHER ASSETS IN EXCESS OF LIABILITIES — 31.7%				4,820,320

NET ASSETS — 100.0%				$15,212,520

*	Short-term investments reflect the annualized effective yield on the date of purchase for discounted investments.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$10,393,202

Gross unrealized appreciation	$—
Gross unrealized depreciation	(1,002)

Net unrealized depreciation	$(1,002)

The accompanying notes are an integral part of the consolidated portfolio of investments.

1

CAMPBELL CORE CARRY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2016

(UNAUDITED)

FUTURES CONTRACTS

LONG CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL COST	UNREALIZED APPRECIATION (DEPRECIATION)
90-DAY Eurodollar	06/19/17	220	$54,444,411	$(41,161)
90-DAY Sterling	06/21/17	81	14,563,064	(4,087)
Amsterdam Index	06/17/16	3	285,898	12,880
Australian 10-Year Bond	06/16/16	6	574,982	1,278
Australian 3-Year Bond	06/16/16	123	9,963,731	56,259
Bank Acceptance	09/19/16	16	3,020,738	576
CAC 40 10 Euro	06/20/16	1	47,083	2,764
Canadian 10-Year Bond	09/30/16	16	1,760,691	7,624
Euro STOXX 50	06/17/16	6	198,223	5,591
Euro-Bund	06/10/16	11	2,004,808	2,035
FTSE 100 Index	06/20/16	13	1,158,510	12,533
Hang Seng Index	06/30/16	6	774,719	15,707
IBEX 35 Index	06/17/16	4	385,647	15,715
London Metals Exchange Aluminum	06/13/16	50	1,989,635	(57,447)
London Metals Exchange Copper	06/13/16	23	2,791,571	(100,428)
London Metals Exchange Nickel	06/13/16	2	108,783	(8,001)
London Metals Exchange Zinc	06/13/16	8	368,988	14,962
Long Gilt	09/30/16	1	177,931	(146)
MSCI Taiwan Index	06/29/16	31	947,410	19,170
OMX Stockholm 30 Index	06/17/16	57	918,131	15,486
S&P/TSX 60 Index	06/17/16	5	607,384	17,773
Soybean	07/18/16	32	1,632,617	92,983
Soybean Meal	07/18/16	21	684,460	148,400
SPI 200 Index	06/17/16	6	577,435	6,043
Sugar No. 11 (World)	09/15/16	8	157,462	(482)
U.S. Treasury 10-Year Notes	09/30/16	26	3,364,401	7,474
U.S. Treasury 2-Year Notes	10/05/16	151	32,883,280	20,564
U.S. Treasury 5-Year Notes	10/05/16	44	5,273,808	11,348

			$141,665,801	$275,413

SHORT CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL COST	UNREALIZED APPRECIATION (DEPRECIATION)
3-Month Euro Euribor	06/19/17	-95	$(26,505,177)	$604
Brent Crude	06/30/16	-8	(390,206)	(8,914)
CBOE Volatility Index	06/15/16	-21	(362,860)	42,085
Coffee	07/29/16	-16	(762,872)	33,572
Copper	07/29/16	-11	(584,361)	8,099
Corn	07/18/16	-30	(550,576)	(56,549)
Cotton No. 2	07/21/16	-1	(31,197)	(773)
Gold 100 Oz	08/29/16	-1	(124,938)	3,188
Kansas City Hard Red Winter Wheat	07/29/16	-14	(325,034)	11,959
London Metals Exchange Aluminum	06/13/16	-84	(3,271,510)	25,435
London Metals Exchange Copper	06/13/16	-12	(1,446,649)	42,574
London Metals Exchange Nickel	06/13/16	-8	(421,637)	18,509
London Metals Exchange Zinc	06/13/16	-14	(643,877)	(28,036)
Natural Gas	07/31/16	-41	(933,243)	(4,837)
NY Harbor Ultra-Low Sulfur Diesel	07/28/16	-4	(224,493)	(27,020)
Silver	07/29/16	-6	(526,586)	46,766
Wheat	07/18/16	-39	(912,101)	6,326
WTI Crude	07/31/16	-3	(143,643)	(3,657)

			$(38,160,960)	$109,331

Total Futures Contracts			$103,504,841	$384,744

The accompanying notes are an integral part of the consolidated portfolio of investments.

2

CAMPBELL CORE CARRY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2016

(UNAUDITED)

Forward foreign currency contracts outstanding as of May 31, 2016 were as follows:

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION	COUNTERPARTY	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	3,700,000	USD	2,729,120	06/15/16	UBS	$ (56,550)
AUD	400,000	USD	303,709	06/15/16	UBS	(14,783)
AUD	200,000	USD	148,837	06/15/16	UBS	(4,374)
AUD	100,000	USD	71,833	06/15/16	UBS	399
EUR	600,000	USD	673,166	06/15/16	UBS	(5,189)
EUR	250,000	USD	279,759	06/15/16	UBS	(1,436)
EUR	50,000	USD	56,010	06/15/16	UBS	(345)
GBP	200,000	USD	290,038	06/15/16	UBS	(332)
JPY	90,000,000	USD	823,828	06/15/16	UBS	(10,598)
JPY	84,900,000	USD	764,828	06/15/16	UBS	2,319
JPY	62,200,000	USD	561,207	06/15/16	UBS	825
JPY	9,500,000	USD	85,763	06/15/16	UBS	78
JPY	800,000	USD	7,314	06/15/16	UBS	(85)
NZD	2,000,000	USD	1,344,000	06/15/16	UBS	8,101
NZD	400,000	USD	271,618	06/15/16	UBS	(1,198)
NZD	300,000	USD	203,243	06/15/16	UBS	(428)
NZD	300,000	USD	203,685	06/15/16	UBS	(870)
SEK	8,300,000	USD	1,019,580	06/15/16	UBS	(23,866)
SEK	3,100,000	USD	375,359	06/15/16	UBS	(3,466)
SEK	700,000	USD	84,175	06/15/16	UBS	(199)
USD	841,263	AUD	1,100,000	06/15/16	UBS	46,715
USD	527,882	AUD	700,000	06/15/16	UBS	22,261
USD	441,992	AUD	600,000	06/15/16	UBS	8,603
USD	152,101	AUD	200,000	06/15/16	UBS	7,638
USD	72,117	AUD	100,000	06/15/16	UBS	(114)
USD	100,341	CHF	100,000	06/15/16	UBS	(337)
USD	885,392	EUR	800,000	06/15/16	UBS	(5,244)
USD	337,670	EUR	300,000	06/15/16	UBS	3,682
USD	226,938	EUR	200,000	06/15/16	UBS	4,279
USD	225,279	EUR	200,000	06/15/16	UBS	2,620
USD	113,928	EUR	100,000	06/15/16	UBS	2,598
USD	424,974	GBP	300,000	06/15/16	UBS	(9,585)
USD	142,744	GBP	100,000	06/15/16	UBS	(2,109)
USD	2,143,110	JPY	242,600,000	06/15/16	UBS	(48,997)
USD	181,404	JPY	19,900,000	06/15/16	UBS	1,589
USD	106,529	JPY	11,600,000	06/15/16	UBS	1,713
USD	76,963	JPY	8,400,000	06/15/16	UBS	1,062
USD	57,190	JPY	6,300,000	06/15/16	UBS	264
USD	608,505	NZD	900,000	06/15/16	UBS	60
USD	402,592	NZD	600,000	06/15/16	UBS	(3,038)
USD	132,259	NZD	200,000	06/15/16	UBS	(2,951)
USD	1,432,223	SEK	12,100,000	06/15/16	UBS	(19,360)
USD	1,204,065	SEK	9,900,000	06/15/16	UBS	16,406
USD	920,944	SEK	7,500,000	06/15/16	UBS	21,202
USD	159,970	SEK	1,300,000	06/15/16	UBS	4,015

Total Forward Foreign Currency Contracts						$ (59,025)

The accompanying notes are an integral part of the consolidated portfolio of investments.

3

CAMPBELL CORE CARRY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONCLUDED)

MAY 31, 2016

(UNAUDITED)

AUD	Australian Dollar	MSCI	Morgan Stanley Capital International
CAC	Cotation Assistée en Continu (Continuous Assisted Quotation)	NZD	New Zealand Dollar
CHF	Swiss Franc	OMX	Option Market Index
EUR	Euro	SEK	Swedish Krona
FTSE	Financial Times Stock Exchange	TSX	Toronto Stock Exchange
GBP	British Pound	UBS	UBS AG
IBEX	Index of the Bolsa de Madrid	USD	United States Dollar
JPY	Japanese Yen	WTI	West Texas Intermediate

The accompanying notes are an integral part of the consolidated portfolio of investments.

4

CAMPBELL CORE CARRY FUND

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS

MAY 31, 2016

(UNAUDITED)

CONSOLIDATION OF SUBSIDIARY —The Campbell Core Carry Fund (the “Fund”) pursues its investment objective by (i) investing its assets pursuant to the Campbell Core Carry Program; (ii) allocating up to 25% of its assets in its wholly-owned subsidiary, Campbell Core Carry Offshore Limited (the “Subsidiary”), which is organized under the laws of the Cayman Islands and employs the Manager’s Campbell Core Carry Program, and (iii) allocating the remainder of its assets directly in an actively managed investment grade securities portfolio (including government securities) for cash management purposes. Securities rated in the four highest categories by the ratings agencies are considered investment grade. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling economic interest (greater than 50%). All inter-company accounts and transactions have been eliminated. As of May 31, 2015, the net assets of the Subsidiary were $1,570,707, which represented 10.3% of the Fund’s net assets.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 –	quoted prices in active markets for identical securities;

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

CAMPBELL CORE CARRY FUND

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS

MAY 31, 2016

(UNAUDITED) (CONTINUED)

    The following is a summary of inputs used, as of May 31, 2016, in valuing the Fund’s investments carried at fair value.

	TOTAL FAIR VALUE AT MAY 31, 2016	LEVEL 1 QUOTED PRICE	LEVEL 2 SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS

Short-Term Investments	$10,392,200	$—	$10,392,200	$—
Commodity Contracts
Futures	452,773	452,773	—	—
Equity Contracts
Futures	165,747	165,747	—	—
Interest Rate Contracts
Futures	107,762	107,762	—	—
Foreign Exchange Contracts
Forward Foreign Currency Contracts	156,429	—	156,429	—

Total Assets	$11,274,911	$726,282	$10,548,629	$—

	TOTAL FAIR VALUE AT MAY 31, 2016	LEVEL 1 QUOTED PRICE	LEVEL 2 SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS
Commodity Contracts
Futures	$(296,144)	$(296,144)	$—	$—
Interest Rate Contracts
Futures	(45,394)	(45,394)	—	—
Foreign Exchange Contracts
Forward Foreign Currency Contracts	(215,454)	—	(215,454)	—

Total Liabilities	$(556,992)	$(341,538)	$(215,454)	$—

    At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

    Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

    For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had

6

CAMPBELL CORE CARRY FUND

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS

MAY 31, 2016

(UNAUDITED) (CONTINUED)

an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2016, the Fund had no transfers between Levels 1, 2 and 3.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The following table lists the fair values of the Fund’s derivative holdings as of May 31, 2016 grouped by contract type and risk exposure category.

DERIVATIVE TYPE	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	COMMODITY CONTRACTS	TOTAL

Asset Derivatives

Forward Contracts	Unrealized appreciation on forward foreign currency contracts	$—	$—	$156,429	$—	$156,429

Futures Contracts(a)	Receivable: Variation Margin	165,747	107,762	—	452,773	726,282

Total Value - Assets		$165,747	$107,762	$156,429	$452,773	$882,711

Liability Derivatives

Forward Contracts	Unrealized depreciation on forward foreign currency contracts	$—	$—	$(215,454)	$—	$(215,454)

Futures Contracts(a)	Receivable: Variation Margin	—	(45,394)	—	(296,144)	(341,538)

Total Value - Liabilities		$—	$(45,394)	$(215,454)	$(296,144)	$(556,992)

(a)	This amount represents the cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Portfolio of Investments.

    For the period ended May 31, 2016, the Fund’s quarterly average volume of derivatives is as follows:

LONG FUTURES NOTIONAL COST	SHORT FUTURES NOTIONAL COST	FORWARD FOREIGN CURRENCY CONTRACTS — PAYABLE (VALUE AT TRADE DATE)	FORWARD FOREIGN CURRENCY CONTRACTS — RECEIVABLE (VALUE AT TRADE DATE)
$102,003,911	$(25,099,542)	$(20,016,360)	$20,016,360

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the consolidated financial statement period.

CURRENCY RISK — Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange

7

CAMPBELL CORE CARRY FUND

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS

MAY 31, 2016

(UNAUDITED) (CONTINUED)

rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

    COMMODITY SECTOR RISK — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

    FOREIGN SECURITIES MARKET RISK — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

    COUNTERPARTY RISK — The derivative contracts entered into by the Fund or its Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

    CREDIT RISK — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

    FUTURES CONTRACTS — The Fund uses futures contracts in the normal course of pursuing its investment objectives. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as a “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the

8

CAMPBELL CORE CARRY FUND

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS

MAY 31, 2016

(UNAUDITED) (CONCLUDED)

Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Portfolio of Investments, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

    FORWARD FOREIGN CURRENCY CONTRACTS — The Fund uses forward foreign currency contracts in the normal course of pursuing its investment objectives. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. A Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

For more information with regard to accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

9

CAMPBELL CORE TREND FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

MAY 31, 2016

(UNAUDITED)

	COUPON*	MATURITY	PAR	VALUE
SHORT-TERM INVESTMENTS — 72.6%
U.S. TREASURY OBLIGATIONS—72.6%
United States Treasury Bill	0.220%	07/21/16	$3,250,000	$3,248,556
United States Treasury Bill	0.440%	09/22/16	3,350,000	3,346,539

				6,595,095

TOTAL SHORT-TERM INVESTMENTS (Cost $ 6,595,716)				6,595,095

TOTAL INVESTMENTS — 72.6% (Cost $ 6,595,716)**				6,595,095

OTHER ASSETS IN EXCESS OF LIABILITIES — 27.4%				2,493,530

NET ASSETS — 100.0%				$9,088,625

*	Short-term investments reflect the annualized effective yield on the date of purchase for discounted investments.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$6,595,716

Gross unrealized appreciation	$—
Gross unrealized depreciation	(621)

Net unrealized depreciation	$(621)

The accompanying notes are an integral part of the consolidated portfolio of investments.

1

CAMPBELL CORE TREND FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2016

(UNAUDITED)

FUTURES CONTRACTS

LONG CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL COST	UNREALIZED APPRECIATION (DEPRECIATION)
10-Year Mini Japanese Government Bond	06/10/16	1	$136,931	$261
3-Month Euro Euribor	06/19/17	23	6,416,484	413
90-DAY Bank Bill	09/09/16	4	2,877,993	(465)
90-DAY Eurodollar	06/19/17	17	4,207,638	(3,750)
90-DAY Sterling	06/21/17	30	5,395,077	(2,683)
Amsterdam Index	06/17/16	1	98,971	622
Australian 10-Year Bond	06/16/16	11	1,049,709	6,766
Australian 3-Year Bond	06/16/16	20	1,629,938	(671)
Brent Crude	06/30/16	1	48,542	1,348
CAC 40 10 Euro	06/20/16	1	50,192	(318)
Canadian 10-Year Bond	09/30/16	8	880,589	3,568
Corn	07/18/16	7	141,670	(8)
Dow Jones E-Mini	06/17/16	6	529,192	4,028
Euro Buxl 30-Year Bond	06/10/16	3	553,944	7,896
Euro-Bobl	06/10/16	12	1,751,927	2,223
Euro-BTP	06/10/16	9	1,388,423	9,303
Euro-Bund	06/10/16	12	2,181,742	7,541
Euro-OAT	06/10/16	12	2,107,395	9,789
Euro-Schatz	06/10/16	12	1,493,082	42
FTSE 100 Index	06/20/16	1	88,141	1,940
FTSE/JSE Top 40	06/15/16	3	91,404	614
Gold 100 Oz	08/29/16	2	247,304	(3,804)
London Metals Exchange Aluminum	06/13/16	18	706,890	(11,302)
London Metals Exchange Copper	06/13/16	4	494,634	(26,609)
London Metals Exchange Nickel	06/13/16	6	321,760	(19,414)
London Metals Exchange Zinc	06/13/16	14	651,410	20,502
Long Gilt	09/30/16	8	1,421,132	1,149
MSCI Taiwan Index	06/29/16	1	30,852	88
NASDAQ 100 E-Mini	06/17/16	2	177,929	3,041
Platinum	07/29/16	1	50,662	(1,642)
Russell 2000 Index	06/17/16	1	113,880	1,460
S&P 500 E-Mini	06/17/16	4	413,171	5,809
S&P Mid 400 E-Mini	06/17/16	2	290,441	7,919
S&P/TSX 60 Index	06/17/16	3	368,832	6,262
SGX Nifty 50 Index	06/30/16	1	16,344	(3)
Silver	07/29/16	2	166,730	(6,790)
Soybean	07/18/16	11	572,069	21,106
SPI 200 Index	06/17/16	2	192,328	2,165
Sugar No. 11 (World)	09/15/16	18	333,622	18,976
U.S. Treasury 10-Year Notes	09/30/16	9	1,164,108	3,079
U.S. Treasury 5-Year Notes	10/05/16	11	1,319,157	2,132
U.S. Treasury Long Bond	09/30/16	5	813,406	3,156
U.S. Treasury Ultra Bond	09/30/16	3	523,575	1,800

			$43,509,220	$77,539

SHORT CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL COST	UNREALIZED APPRECIATION (DEPRECIATION)
Cattle Feeder	08/25/16	-2	$(147,582)	$482
Cocoa	07/29/16	-5	(145,485)	(7,464)
Coffee	07/29/16	-3	(137,354)	610
Cotton No.2	07/21/16	-2	(60,859)	(3,081)
Euro STOXX 50	06/17/16	-1	(32,343)	(1,626)
FTSE/MIB Index	06/17/16	-1	(96,742)	(3,613)
Hang Seng Index	06/30/16	-1	(128,685)	(3,053)
IBEX 35 Index	06/17/16	-1	(97,044)	(3,297)
Live Cattle	09/16/16	-7	(325,589)	(4,951)
London Metals Exchange Aluminum	06/13/16	-22	(846,412)	(3,751)

The accompanying notes are an integral part of the consolidated portfolio of investments.

2

CAMPBELL CORE TREND FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2016

(UNAUDITED)

SHORT CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL COST	UNREALIZED APPRECIATION (DEPRECIATION)
London Metals Exchange Copper	06/13/16	-7	$(846,077)	$27,034
London Metals Exchange Nickel	06/13/16	-12	(635,911)	31,219
London Metals Exchange Zinc	06/13/16	-10	(452,696)	(27,241)
MSCI Singapore Index	06/30/16	-3	(67,394)	(259)
Natural Gas	07/31/16	-13	(294,969)	(2,471)
Nikkei 225	06/10/16	-1	(75,540)	(2,168)
OMX Stockholm 30 Index	06/17/16	-1	(15,952)	(427)
U.S. Treasury 2-Year Notes	10/05/16	-1	(217,670)	(236)
Wheat	07/18/16	-6	(139,658)	308
WTI Crude	07/31/16	-1	(48,958)	(142)

			$(4,812,920)	$(4,127)

Total Futures Contracts			$38,696,300	$73,412

The accompanying notes are an integral part of the consolidated portfolio of investments.

3

CAMPBELL CORE TREND FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2016

(UNAUDITED)

Forward foreign currency contracts outstanding as of May 31, 2016 were as follows:

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION	COUNTERPARTY	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	800,000	USD	604,564	06/15/16	UBS	$(26,711)
AUD	600,000	USD	458,021	06/15/16	UBS	(24,631)
AUD	500,000	USD	372,198	06/15/16	UBS	(11,040)
AUD	100,000	USD	73,760	06/15/16	UBS	(1,528)
CAD	1,000,000	USD	771,546	06/15/16	UBS	(8,982)
CAD	400,000	USD	305,782	06/15/16	UBS	(756)
CAD	100,000	USD	75,773	06/15/16	UBS	483
CAD	100,000	USD	77,969	06/15/16	UBS	(1,713)
EUR	1,150,000	USD	1,292,107	06/15/16	UBS	(11,819)
EUR	550,000	USD	620,732	06/15/16	UBS	(8,420)
EUR	200,000	USD	229,019	06/15/16	UBS	(6,360)
EUR	100,000	USD	114,252	06/15/16	UBS	(2,922)
GBP	400,000	USD	575,310	06/15/16	UBS	4,102
GBP	200,000	USD	285,878	06/15/16	UBS	3,828
GBP	200,000	USD	287,816	06/15/16	UBS	1,890
JPY	43,800,000	USD	403,643	06/15/16	UBS	(7,871)
JPY	37,200,000	USD	335,686	06/15/16	UBS	449
JPY	36,200,000	USD	319,788	06/15/16	UBS	7,311
JPY	31,400,000	USD	286,903	06/15/16	UBS	(3,176)
JPY	2,500,000	USD	22,586	06/15/16	UBS	4
JPY	100,000	USD	937	06/15/16	UBS	(34)
MXN	4,700,000	USD	268,492	06/15/16	UBS	(14,300)
MXN	3,300,000	USD	188,323	06/15/16	UBS	(9,848)
MXN	1,700,000	USD	97,672	06/15/16	UBS	(5,730)
MXN	1,000,000	USD	57,190	06/15/16	UBS	(3,106)
NOK	5,600,000	USD	672,673	06/15/16	UBS	(3,294)
NOK	4,000,000	USD	484,484	06/15/16	UBS	(6,356)
NOK	2,400,000	USD	287,522	06/15/16	UBS	(645)
NOK	200,000	USD	23,522	06/15/16	UBS	385
NZD	700,000	USD	479,948	06/15/16	UBS	(6,713)
NZD	300,000	USD	204,412	06/15/16	UBS	(1,597)
NZD	200,000	USD	136,444	06/15/16	UBS	(1,234)
NZD	100,000	USD	68,929	06/15/16	UBS	(1,324)
SEK	7,800,000	USD	956,640	06/15/16	UBS	(20,908)
SEK	6,500,000	USD	792,447	06/15/16	UBS	(12,670)
SEK	4,600,000	USD	554,547	06/15/16	UBS	(2,705)
SEK	600,000	USD	74,303	06/15/16	UBS	(2,324)
SEK	100,000	USD	12,343	06/15/16	UBS	(346)
SGD	800,000	USD	586,891	06/15/16	UBS	(6,114)
SGD	600,000	USD	433,479	06/15/16	UBS	2,104
SGD	500,000	USD	361,862	06/15/16	UBS	1,124
SGD	300,000	USD	221,715	06/15/16	UBS	(3,924)
USD	746,666	AUD	1,000,000	06/15/16	UBS	24,350
USD	455,947	AUD	600,000	06/15/16	UBS	22,557
USD	223,347	AUD	300,000	06/15/16	UBS	6,652

The accompanying notes are an integral part of the consolidated portfolio of investments.

4

CAMPBELL CORE TREND FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2016

(UNAUDITED)

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION	COUNTERPARTY	UNREALIZED APPRECIATION (DEPRECIATION)
USD	75,317	AUD	100,000	06/15/16	UBS	$3,086
USD	306,555	CAD	400,000	06/15/16	UBS	1,530
USD	224,500	CAD	300,000	06/15/16	UBS	(4,269)
USD	156,147	CAD	200,000	06/15/16	UBS	3,634
USD	151,340	CAD	200,000	06/15/16	UBS	(1,173)
USD	76,318	CAD	100,000	06/15/16	UBS	62
USD	75,545	CAD	100,000	06/15/16	UBS	(712)
USD	1,009,745	EUR	900,000	06/15/16	UBS	7,780
USD	452,155	EUR	400,000	06/15/16	UBS	6,837
USD	451,295	EUR	400,000	06/15/16	UBS	5,977
USD	115,026	EUR	100,000	06/15/16	UBS	3,697
USD	113,182	EUR	100,000	06/15/16	UBS	1,853
USD	569,609	GBP	400,000	06/15/16	UBS	(9,803)
USD	566,632	GBP	400,000	06/15/16	UBS	(12,780)
USD	142,744	GBP	100,000	06/15/16	UBS	(2,109)
USD	141,791	GBP	100,000	06/15/16	UBS	(3,062)
USD	141,047	GBP	100,000	06/15/16	UBS	(3,806)
USD	294,925	JPY	32,400,000	06/15/16	UBS	2,162
USD	245,567	JPY	27,300,000	06/15/16	UBS	(1,113)
USD	208,718	JPY	23,200,000	06/15/16	UBS	(914)
USD	43,922	JPY	4,800,000	06/15/16	UBS	549
USD	344,818	MXN	6,200,000	06/15/16	UBS	9,500
USD	280,126	MXN	5,100,000	06/15/16	UBS	4,299
USD	279,266	MXN	5,000,000	06/15/16	UBS	8,848
USD	128,099	MXN	2,300,000	06/15/16	UBS	3,707
USD	110,549	MXN	2,000,000	06/15/16	UBS	2,381
USD	10,766	MXN	200,000	06/15/16	UBS	(50)
USD	469,464	NOK	3,900,000	06/15/16	UBS	3,289
USD	387,236	NOK	3,200,000	06/15/16	UBS	4,734
USD	363,036	NOK	3,100,000	06/15/16	UBS	(7,514)
USD	109,691	NOK	900,000	06/15/16	UBS	2,113
USD	271,028	NZD	400,000	06/15/16	UBS	608
USD	265,744	NZD	400,000	06/15/16	UBS	(4,676)
USD	66,762	NZD	100,000	06/15/16	UBS	(843)
USD	65,820	NZD	100,000	06/15/16	UBS	(1,785)
USD	1,008,640	SEK	8,300,000	06/15/16	UBS	12,926
USD	683,394	SEK	5,600,000	06/15/16	UBS	11,587
USD	269,894	SEK	2,200,000	06/15/16	UBS	5,969
USD	158,076	SEK	1,300,000	06/15/16	UBS	2,120
USD	60,568	SEK	500,000	06/15/16	UBS	585
USD	732,766	SGD	1,000,000	06/15/16	UBS	6,794
USD	294,948	SGD	400,000	06/15/16	UBS	4,560
USD	145,790	SGD	200,000	06/15/16	UBS	596
USD	289,236	ZAR	4,500,000	06/15/16	UBS	3,858
USD	268,211	ZAR	4,200,000	06/15/16	UBS	1,859
USD	149,542	ZAR	2,300,000	06/15/16	UBS	3,682
USD	122,360	ZAR	1,900,000	06/15/16	UBS	1,868
ZAR	3,800,000	USD	251,665	06/15/16	UBS	(10,680)
ZAR	3,600,000	USD	237,993	06/15/16	UBS	(9,691)

The accompanying notes are an integral part of the consolidated portfolio of investments.

5

CAMPBELL CORE TREND FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONCLUDED)

MAY 31, 2016

(UNAUDITED)

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION	COUNTERPARTY	UNREALIZED APPRECIATION (DEPRECIATION)
ZAR	900,000	USD	59,106	06/15/16	UBS	$ (2,031)
ZAR	400,000	USD	27,755	06/15/16	UBS	(2,388)
ZAR	300,000	USD	19,951	06/15/16	UBS	(926)

Total Forward Foreign Currency Contracts						$ (91,137)

AUD	Australian Dollar	NOK	Norwegian Krone
CAC	Cotation Assistée en Continu (Continuous Assisted Quotation)	NZD	New Zealand Dollar
CAD	Canadian Dollar	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
FTSE	Financial Times Stock Exchange	SGX	Singapore Stock Exchange
GBP	British Pound	TSX	Toronto Stock Exchange
IBEX	Index of the Bolsa de Madrid	UBS	UBS AG
JPY	Japanese Yen	USD	United States Dollar
JSE	Johannesburg Stock Exchange	WTI	West Texas Intermediate
MXN	Mexican Peso	ZAR	South African Rand

The accompanying notes are an integral part of the consolidated portfolio of investments.

6

CAMPBELL CORE TREND FUND

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS

MAY 31, 2016

(UNAUDITED)

CONSOLIDATION OF SUBSIDIARY — The Campbell Core Trend Fund (the “Fund”) pursues its investment objective by (i) investing its assets pursuant to the Campbell Core Trend Program; (ii) allocating up to 25% of its assets in its wholly-owned subsidiary, Campbell Core Offshore Limited (the “Subsidiary”), which is organized under the laws of the Cayman Islands and employs the Manager’s Campbell Core Trend Program, and (iii) allocating the remainder of its assets directly in a portfolio of investment grade securities (including government securities) for cash management purposes. Securities rated in the four highest categories by the ratings agencies are considered investment grade. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling economic interest (greater than 50%). All inter-company accounts and transactions have been eliminated. As of May 31, 2016, the net assets of the Subsidiary were $865,317, which represented 9.5% of the Fund’s net assets.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 –	quoted prices in active markets for identical securities;

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

7

CAMPBELL CORE TREND FUND

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS

MAY 31, 2016

(UNAUDITED) (CONTINUED)

The following is a summary of inputs used, as of May 31, 2016, in valuing the Fund’s investments carried at fair value.

	TOTAL FAIR VALUE AT MAY 31, 2016	LEVEL 1 QUOTED PRICE	LEVEL 2 SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS

Short-Term Investments	$6,595,095	$—	$6,595,095	$—
Commodity Contracts
Futures	121,585	121,585	—	—
Equity Contracts
Futures	33,948	33,948	—	—
Interest Rate Contracts
Futures	59,118	59,118	—	—
Foreign Exchange Contracts
Forward Foreign Currency Contracts	208,289	—	208,289	—

Total Assets	$7,018,035	$214,651	$6,803,384	$—

	TOTAL FAIR VALUE AT MAY 31, 2016	LEVEL 1 QUOTED PRICE	LEVEL 2 SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS
Commodity Contracts
Futures	$(118,670)	$(118,670)	$—	$—
Equity Contracts
Futures	(14,764)	(14,764)	—	—
Interest Rate Contracts
Futures	(7,805)	(7,805)	—	—
Foreign Exchange Contracts
Forward Foreign Currency Contracts	(299,426)	—	(299,426)	—

Total Liabilities	$(440,665)	$(141,239)	$(299,426)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of

8

CAMPBELL CORE TREND FUND

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS

MAY 31, 2016

(UNAUDITED) (CONTINUED)

Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2016, the Fund had no transfers between Levels 1, 2 and 3.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The following table lists the fair values of the Fund’s derivative holdings as of May 31, 2016 grouped by contract type and risk exposure category.

DERIVATIVE TYPE	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	COMMODITY CONTRACTS	TOTAL

	Asset Derivatives

Forward Contracts	$—	$—	$208,289	$—	$208,289

Futures Contracts(a)	33,948	59,118	—	121,585	214,651

Total Value - Assets	$33,948	$59,118	$208,289	$121,585	$422,940

	Liability Derivatives

Forward Contracts	$—	$—	$(299,426)	$—	$(299,426)

Futures Contracts(a)	(14,764)	(7,805)	—	(118,670)	(141,239)

Total Value - Liabilities	$(14,764)	$(7,805)	$(299,426)	$(118,670)	$(440,665)

(a)	This amount represents the cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Portfolio of Investments.

For the period ended May 31, 2016, the Fund’s quarterly average volume of derivatives is as follows:

LONG FUTURES NOTIONAL COST	SHORT FUTURES NOTIONAL COST	FORWARD FOREIGN CURRENCY CONTRACTS — PAYABLE (VALUE AT TRADE DATE)	FORWARD FOREIGN CURRENCY CONTRACTS — RECEIVABLE (VALUE AT TRADE DATE)
$28,993,293	$(7,543,450)	$(41,644,350)	$41,644,350

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the consolidated financial statement period.

CURRENCY RISK — Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies.

9

CAMPBELL CORE TREND FUND

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS

MAY 31, 2016

(UNAUDITED) (CONTINUED)

Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

COMMODITY SECTOR RISK — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

FOREIGN SECURITIES MARKET RISK — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

COUNTERPARTY RISK — The derivative contracts entered into by the Fund or its Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

CREDIT RISK — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

FUTURES CONTRACTS — The Fund uses futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Portfolio of Investments, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

10

CAMPBELL CORE TREND FUND

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS

MAY 31, 2016

(UNAUDITED) (CONCLUDED)

FORWARD FOREIGN CURRENCY CONTRACTS — The Fund uses forward foreign currency contracts in the normal course of pursuing its investment objectives. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. A Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

For more information with regard to accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

11

FREE MARKET FUNDS

FREE MARKET U.S. EQUITY FUND

Portfolio of Investments

May 31, 2016

(Unaudited)

	Number of Shares	Value
EQUITY FUNDS — 99.9%
U.S. Large Cap Value Portfolio III(a)	29,098,463	$659,371,159
U.S. Large Company Portfolio(a)	19,843,875	326,233,305
U.S. Micro Cap Portfolio(b)	18,216,412	328,077,579
U.S. Small Cap Portfolio(b)	11,166,209	328,844,864
U.S. Small Cap Value Portfolio(b)	17,240,596	547,906,136

TOTAL EQUITY FUNDS (Cost $1,795,497,829)		2,190,433,043

TOTAL INVESTMENTS — 99.9% (Cost $1,795,497,829)*		2,190,433,043

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,899,000

NET ASSETS — 100.0%		$2,192,332,043

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,795,497,829

Gross unrealized appreciation	$394,935,214
Gross unrealized depreciation	—

Net unrealized appreciation	$394,935,214

(a)	A portfolio of Dimensional Investment Group Inc.
(b)	A portfolio of DFA Investment Dimensions Group Inc.

The accompanying notes are an integral part of the portfolio of investments.

1

FREE MARKET FUNDS

FREE MARKET INTERNATIONAL EQUITY FUND

Portfolio of Investments

May 31, 2016

(Unaudited)

	Number of Shares	Value
INTERNATIONAL EQUITY FUNDS — 99.8%
Asia Pacific Small Company Portfolio(a)	1,055,935	$20,875,839
Canadian Small Company Series(b)	2,062,525	19,758,228
Continental Small Company Portfolio(a)	1,431,264	30,815,111
Continental Small Company Series(b)	304,874	21,101,753
DFA International Small Cap Value Portfolio(a)	34,243,415	648,227,851
DFA International Value Portfolio III(c)	34,440,820	459,784,940
Emerging Markets Portfolio(a)	3,921,205	84,070,645
Emerging Markets Small Cap Portfolio(a)	4,310,496	78,019,975
Emerging Markets Value Portfolio(a)	3,662,093	77,929,336
Japanese Small Company Portfolio(a)	1,727,892	35,957,433
Large Cap International Portfolio(a)	4,076,339	79,651,668
United Kingdom Small Company Portfolio(a)	186,330	5,906,648
United Kingdom Small Company Series(b)	396,855	24,857,429

TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,604,510,910)		1,586,956,856

TOTAL INVESTMENTS — 99.8% (Cost $1,604,510,910)*		1,586,956,856

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		2,385,446

NET ASSETS — 100.0%		$1,589,342,302

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,604,510,910

Gross unrealized appreciation	$101,898,239
Gross unrealized depreciation	(119,452,293)

Net unrealized depreciation	$(17,554,054)

(a)	A portfolio of DFA Investment Dimensions Group Inc.
(b)	A portfolio of DFA Investment Trust Company.
(c)	A portfolio of Dimensional Investment Group Inc.

The accompanying notes are an integral part of the portfolio of investments.

2

FREE MARKET FUNDS

FREE MARKET FIXED INCOME FUND

Portfolio of Investments

May 31, 2016

(Unaudited)

	Number of Shares	Value
FIXED INCOME FUNDS — 99.5%
DFA Five-Year Global Fixed Income Portfolio(a)	46,959,919	$521,255,108
DFA Inflation-Protected Securities Portfolio(a)	8,762,403	104,097,350
DFA Intermediate Government Fixed Income Portfolio(a)	9,756,962	125,279,387
DFA One-Year Fixed Income Portfolio(a)	29,310,453	301,897,665
DFA Short-Term Government Portfolio(a)	7,754,715	83,285,641
DFA Two-Year Global Fixed Income Portfolio(a)	31,372,632	312,785,138
iShares 1-3 Year Credit Bond ETF	4,734,302	499,468,861
iShares Intermediate Credit Bond ETF	1,145,755	125,872,644

TOTAL FIXED INCOME FUNDS (Cost $2,065,858,877)		2,073,941,794

TOTAL INVESTMENTS — 99.5% (Cost $2,065,858,877)*		2,073,941,794

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		10,151,602

NET ASSETS — 100.0%		$2,084,093,396

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,065,858,877

Gross unrealized appreciation	$10,503,023
Gross unrealized depreciation	(2,420,106)

Net unrealized appreciation	$8,082,917

(a)	A portfolio of DFA Investment Dimensions Group Inc.
ETF	Exchange-Traded Fund

The accompanying notes are an integral part of the portfolio of investments.

3

FREE MARKET FUNDS

Portfolio of Investments

May 31, 2016

(Unaudited)

PORTFOLIO VALUATION — Investments in the underlying funds are valued at the Free Market U.S. Equity Fund, the Free Market International Equity Fund and the Free Market Fixed Income Fund (each a “Fund,” collectively the “Funds”) net asset value determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). As required, some securities and assets may be valued at fair value as determined in good faith by the RBB Fund, Inc.’s Board of Directors. Direct investments in fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

FAIR VALUE MEASUREMENTS — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;
• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2016, in valuing the Funds’ investments carried at fair value:

FREE MARKET U.S. EQUITY FUND

	Total Value at May 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input

Investments in Securities*	$2,190,433,043	$2,190,433,043	$—	$—

*Please refer to the Portfolio of Investments for further details.

FREE MARKET INTERNATIONAL EQUITY FUND

	Total Value at May 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input

Investments in Securities*	$1,586,956,856	$1,586,956,856	$—	$—

*Please refer to the Portfolio of Investments for further details.

FREE MARKET FIXED INCOME FUND

	Total Value at May 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input

Investments in Securities*	$2,073,941,794	$2,073,941,794	$—	$—

*Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

4

FREE MARKET FUNDS

Portfolio of Investments (Concluded)

May 31, 2016

(Unaudited)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires a Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2016, there were no transfers between Levels 1, 2 and 3 for the Funds.

For more information with regards to significant accounting policies, see the most recent semi or annual report filed with the Securities and Exchange Commission.

5

MATSON MONEY VI PORTFOLIOS

MATSON MONEY U.S. EQUITY VI PORTFOLIO

Portfolio of Investments

May 31, 2016

(Unaudited)

	Number of Shares	Value
EQUITY FUNDS — 98.5%
U.S. Large Cap Value Portfolio III(a)	188,908	$4,280,652
U.S. Large Company Portfolio(a)	135,506	2,227,719
U.S. Micro Cap Portfolio(b)	136,395	2,456,470
U.S. Small Cap Portfolio(b)	83,682	2,464,448
U.S. Small Cap Value Portfolio(b)	51,383	1,632,951
VA U.S. Large Value Portfolio(b)	30,585	658,494
VA U.S. Targeted Value Portfolio(b)	148,266	2,465,665

TOTAL EQUITY FUNDS (Cost $16,856,537)		16,186,399

TOTAL INVESTMENTS — 98.5% (Cost $16,856,537)*		16,186,399

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%		238,638

NET ASSETS — 100.0%		$16,425,037

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$16,856,537

Gross unrealized appreciation	$110,554

Gross unrealized depreciation	(780,692)

Net unrealized depreciation	$(670,138)

(a)	A portfolio of Dimensional Investment Group Inc.
(b)	A portfolio of DFA Investment Dimensions Group Inc.

The accompanying notes are an integral part of the portfolio of investments.

1

MATSON MONEY VI PORTFOLIOS

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

Portfolio of Investments

May 31, 2016

(Unaudited)

	Number of Shares	Value
INTERNATIONAL EQUITY FUNDS — 99.2%
DFA International Small Cap Value Portfolio(a)	174,681	$3,306,713
DFA International Value Portfolio III(b)	265,095	3,539,016
Emerging Markets Portfolio(a)	28,198	604,563
Emerging Markets Small Cap Portfolio(a)	30,974	560,624
Emerging Markets Value Portfolio(a)	25,703	546,960
Large Cap International Portfolio(a)	23,921	467,413
VA International Small Portfolio(b)	174,502	1,998,053
VA International Value Portfolio(b)	55,880	583,391

TOTAL INTERNATIONAL EQUITY FUNDS (Cost $12,784,850)		11,606,733

TOTAL INVESTMENTS — 99.2% (Cost $12,784,850)*		11,606,733

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		93,763

NET ASSETS — 100.0%		$11,700,496

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$12,784,850

Gross unrealized appreciation	$—

Gross unrealized depreciation	(1,178,117)

Net unrealized depreciation	$(1,178,117)

(a)	A portfolio of DFA Investment Dimensions Group Inc.
(b)	A portfolio of Dimensional Investment Group Inc.

The accompanying notes are an integral part of the portfolio of investments.

2

MATSON MONEY VI PORTFOLIOS

MATSON MONEY FIXED INCOME VI PORTFOLIO

Portfolio of Investments

May 31, 2016

(Unaudited)

	Number of Shares	Value
FIXED INCOME FUNDS — 98.5%
DFA Five-Year Global Fixed Income Portfolio(a)	183,102	$2,032,435
DFA Inflation Protected Securities Portfolio(a)	85,463	1,015,305
DFA Intermediate Government Fixed Income Portfolio(a)	189,924	2,438,623
DFA One-Year Fixed Income Portfolio(a)	423,450	4,361,530
DFA Short-Term Fixed Portfolio(a)	39,545	404,150
DFA Short-Term Government Portfolio(a)	151,255	1,624,481
DFA Two-Year Global Fixed Income Portfolio(a)	509,686	5,081,568
VA Global Bond Portfolio(a)	279,694	3,051,459

TOTAL FIXED INCOME FUNDS (Cost $19,921,423)		20,009,551

TOTAL INVESTMENTS — 98.5% (Cost $19,921,423)		20,009,551

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%		310,189

NET ASSETS — 100.0%		$20,319,740

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$19,921,423

Gross unrealized appreciation	$97,244

Gross unrealized depreciation	(9,116)

Net unrealized appreciation	$88,128

(a)	A portfolio of DFA Investment Dimensions Group Inc.

The accompanying notes are an integral part of the portfolio of investments.

3

MATSON MONEY VI PORTFOLIOS

Portfolio of Investments

May 31, 2016

(Unaudited)

PORTFOLIO VALUATION — Investments in the underlying funds are valued at the Matson Money U.S. Equity VI Portfolio, the Matson Money International Equity VI Portfolio, and the Matson Money Fixed Income VI Portfolio (each a Portfolio, collectively the “Portfolios”) net asset value determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). As required, some securities and assets may be valued at fair value as determined in good faith by the RBB Fund, Inc. s Board of Directors. Direct investments in fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

FAIR VALUE MEASUREMENTS — The inputs and valuations techniques used to measure fair value of the Portfolios investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;
• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 —	significant unobservable inputs (including the Portfolios own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2016, in valuing the Portfolios’ investments carried at fair value:

MATSON MONEY U.S. EQUITY VI PORTFOLIO

	Total Value at May 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input

Investments in Securities*	$16,186,399	$16,186,399	$—	$—

* Please refer to the Portfolio of Investments for further details.

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

	Total Value at May 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input

Investments in Securities*	$11,606,733	$11,606,733	$—	$—

* Please refer to the Portfolio of Investments for further details.

MATSON MONEY FIXED INCOME VI PORTFOLIO

	Total Value at May 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input

Investments in Securities*	$20,009,551	$20,009,551	$—	$—

* Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

4

MATSON MONEY VI PORTFOLIOS

Portfolio of Investments (Concluded)

May 31, 2016

(Unaudited)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Portfolio to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires a Portfolio to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Portfolio had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when a Portfolio had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2016, there were no transfers between Levels 1, 2 and 3 for the Portfolios.

For more information with regards to significant accounting policies, see the most recent semi or annual report filed with the Securities and Exchange Commission.

5

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Portfolio of Investments

May 31, 2016

(Unaudited)

	Shares	Value
COMMON STOCKS — 96.5%
Auto Parts & Equipment — 0.2%
Commercial Vehicle Group, Inc. *	14,199	$52,536

Banks — 12.7%
Bancorp, Inc., (The) *	45,960	310,230
Dundee Corp., Class A *	4,300	21,887
Hancock Holding Co. (a)	5,350	147,071
OFG Bancorp	109,312	999,112
Regions Financial Corp.	178,486	1,754,517

		3,232,817

Coal — 3.1%
Cloud Peak Energy, Inc. * (a)	17,148	33,610
CONSOL Energy, Inc. (a)	48,700	748,032

		781,642

Commercial Services — 4.7%
Aegean Marine Petroleum Network, Inc.	116,568	776,343
Ardmore Shipping Corp. (a)	23,134	219,310
Genco Shipping & Trading Ltd. *	1	1
Hudson Global, Inc.	74,340	163,548
Viad Corp.	1,658	52,741

		1,211,943

Electronics — 2.1%
Kemet Corp. *	202,944	545,919
TTM Technologies, Inc. *		2

		545,921

Healthcare - Products — 0.6%
Invacare Corp.	14,965	160,126

Healthcare - Services — 0.3%
Five Star Quality Care, Inc. *	41,173	82,758

Home Builders — 2.5%
PulteGroup, Inc.	340	6,378
Taylor Morrison Home Corp., Class A *	42,696	636,170

		642,548

Insurance — 2.7%
Assured Guaranty Ltd.	17,037	458,125
Genworth Financial, Inc., Class A *	61,151	226,259

		684,384

Internet — 0.5%
ModusLink Global Solutions, Inc. * (a)	93,770	129,403

Machinery - Construction & Mining — 3.1%
Terex Corp.	37,614	796,665

Machinery - Diversified — 4.8%
DXP Enterprises Inc. *	45,436	630,652
Intevac, Inc. *	120,322	588,375

		1,219,027

	Shares	Value
Mining — 0.2%
Ur-Energy, Inc. *	131,055	$61,294

Oil & Gas — 30.9%
Approach Resources, Inc. *	258,715	690,769
Chesapeake Energy Corp. * (a)	914	3,921
Eclipse Resources Corp. * (a)	1,635	4,365
MRC Global, Inc. *	82,869	1,175,911
Scorpio Tankers, Inc.	4,745	27,901
SM Energy Co. (a)	91,630	2,888,178
Unit Corp. * (a)	6,090	85,077
Weatherford International PLC *	250,035	1,402,696
Willbros Group, Inc. *	276,895	897,140
WPX Energy, Inc. *	68,863	708,600

		7,884,558

Real Estate — 0.7%
Forestar Group, Inc. *	13,808	169,010

Real Estate Investment Trusts — 5.3%
NorthStar Realty Europe Corp.	72,410	814,613
NorthStar Realty Finance Corp. (a)	13,710	185,085
Parkway Properties, Inc.	15,385	268,468
RAIT Financial Trust	26,682	88,584
Sunstone Hotel Investors, Inc.	—^	4

		1,356,754

Savings & Loans — 10.8%
First Niagara Financial Group, Inc.	117,425	1,282,281
Flagstar Bancorp, Inc. *	61,067	1,480,264

		2,762,545

Semiconductors — 3.4%
Axcelis Technologies, Inc. *	128,921	348,087
SunEdison Semiconductor Ltd. * (a)	90,524	515,987
Veeco Instruments, Inc. *	595	10,585

		874,659

Software — 1.5%
Xura, Inc. *	15,380	381,732

Telecommunications — 6.4%
Aviat Networks, Inc. *	1,607,576	924,356
UTStarcom Holdings Corp. * (a)	349,605	702,706

		1,627,062

TOTAL COMMON STOCKS (Cost $24,717,717)		24,657,384

The accompanying notes are an integral part of the portfolio of investments.

1

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Portfolio of Investments (concluded)

May 31, 2016

(Unaudited)

	Shares	Value

EXCHANGE TRADED FUND — 0.2%
Finance — 0.2%
iShares Russell 2000 Value Index Fund (a)	619	$59,993

TOTAL EXCHANGE TRADED FUND (Cost $52,844)		59,993

SECURITIES LENDING COLLATERAL — 16.3%
BlackRock Liquidity TempFund, Institutional Shares	4,176,494	4,176,494

TOTAL SECURITIES LENDING COLLATERAL (Cost $4,176,494)		4,176,494

TOTAL INVESTMENTS — 113.0% (Cost $28,947,055)**		28,893,871

LIABILITIES IN EXCESS OF OTHER ASSETS — (13.0)%		(3,329,297)

NET ASSETS — 100.0%		$25,564,574

*	Non-income producing.
(a)	All or a portion of the security is on loan. At May 31, 2016, the market value of securities on loan was $4,198,436.
^	Amount is less than 0.5 shares.
PLC	Public Limited Company
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal income tax basis are as follows:

Aggregate Cost	$28,947,055

Gross unrealized appreciation	$4,739,500
Gross unrealized depreciation	(4,792,684)

Net unrealized depreciation	$(53,184)

The accompanying notes are an integral part of the portfolio of investments.

2

THE SCHNEIDER FUNDS

SCHNEIDER VALUE FUND

Portfolio of Investments

May 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS — 94.9%
Banks — 22.3%
Citigroup, Inc.	22,599	$1,052,435
JPMorgan Chase & Co.	4,370	285,230
Regions Financial Corp.	115,890	1,139,199
State Street Corp.	9,532	601,088
SunTrust Banks, Inc.	32,179	1,410,084

		4,488,036

Coal — 5.8%
CONSOL Energy, Inc. (a)	75,666	1,162,230

Commercial Services — 4.1%
Aegean Marine Petroleum Network, Inc.	87,482	582,630
Avis Budget Group, Inc. *	5,967	179,010
Scorpio Tankers, Inc.	11,276	66,303

		827,943

Healthcare - Products — 0.5%
Endo International PLC *	6,550	103,555

Home Builders — 4.2%
PulteGroup, Inc.	34,291	643,299
Taylor Morrison Home Corp., Class A *	13,070	194,743

		838,042

Insurance — 9.9%
Assured Guaranty Ltd.	23,558	633,475
Genworth Financial, Inc., Class A *	119,509	442,183
Hartford Financial Services Group, Inc., (The)	15,786	713,054
Old Republic International Corp.	10,429	199,820

		1,988,532

Machinery - Construction & Mining — 2.8%
Terex Corp.	26,750	566,565

Oil & Gas — 32.3%
Chesapeake Energy Corp. *(a)	153,289	657,610
Marathon Oil Corp.	47,840	625,269
MRC Global, Inc. *	43,766	621,040
SM Energy Co. (a)	80,999	2,553,088
Weatherford International PLC *	192,595	1,080,458
WPX Energy, Inc. *	92,284	949,602

		6,487,067

Real Estate — 0.8%
Alexander & Baldwin, Inc.	4,154	156,440

Real Estate Investment Trusts — 7.1%
Equity Commonwealth *	8,500	245,565
NorthStar Realty Europe Corp.	77,821	875,482
NorthStar Realty Finance Corp. (a)	16,725	225,787

	Shares	Value
Real Estate Investment Trusts — (Continued)
Parkway Properties, Inc.	4,481	$78,193

		1,425,027

Retail — 0.6%
Office Depot, Inc. *	31,951	114,385

Savings & Loans — 4.5%
First Niagara Financial Group, Inc.	82,665	902,702

TOTAL COMMON STOCKS (Cost $15,708,564)		19,060,524

EXCHANGE TRADED FUND — 0.5%
Finance — 0.5%
iShares Russell 1000 Value Index Fund	870	89,062

TOTAL EXCHANGE TRADED FUND (Cost $79,944)		89,062

SECURITIES LENDING COLLATERAL — 22.7%
BlackRock Liquidity TempFund, Institutional Shares	4,564,890	4,564,890

TOTAL SECURITIES LENDING COLLATERAL (Cost $4,564,890)		4,564,890

TOTAL INVESTMENTS — 118.1% (Cost $20,353,398)**		23,714,476

LIABILITIES IN EXCESS OF OTHER ASSETS — (18.1)%		(3,633,363)

NET ASSETS — 100.0%		$20,081,113

*	Non-income producing.
(a)	All or a portion of the security is on loan. At May 31, 2016, the market value of securities on loan was $4,598,716.
PLC	Public Limited Company
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal income tax basis are as follows:

Aggregate Cost	$20,353,398

Gross unrealized appreciation	$4,695,578
Gross unrealized depreciation	(1,334,500)

Net unrealized appreciation	$3,361,078

The accompanying notes are an integral part of the portfolio of investments.

3

THE SCHNEIDER FUNDS

Notes to Portfolio of Investments

May 31, 2016

(Unaudited)

PORTFOLIO VALUATION — The Schneider Small Cap Value Fund (the “Small Cap Value Fund”) and the Schneider Value Fund (the “Value Fund”) (each a Fund, collectively the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed Income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed Income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use Fair Value Pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENT — The inputs and valuation techniques used to measure fair value of the Funds investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;
• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 —	significant unobservable inputs (including the Funds own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summary of the inputs used, as of May 31, 2016, in valuing the Funds investments carried at fair value:

Small Cap Value Fund

	Total Value as of May 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$24,657,384	$24,657,384	$—	$—
Exchange Traded Fund	59,993	59,993	—	—
Securities Lending Collateral	4,176,494	4,176,494	—	—

Total	$28,893,871	$28,893,871	$—	$—

4

THE SCHNEIDER FUNDS

Notes to Portfolio of Investments (Continued)

May 31, 2016

(Unaudited)

Value Fund

	Total Value as of May 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 19,060,524	$19,060,524	$—	$—
Exchange Traded Fund	89,062	89,062	—	—
Securities Lending Collateral	4,564,890	4,564,890	—	—

Total	$23,714,476	$23,714,476	$—	$—

*Please refer to the Portfolio of Investments for details on portfolio holdings.

The fair value of a Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Bonds that are priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, Schneider Capital Management continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. Determination of fair values is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had an active market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires a Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2016, there were no significant transfers between levels 1, 2 and 3 for the Small Cap Value Fund and the Value Fund.

5

THE SCHNEIDER FUNDS

Notes to Portfolio of Investments (Concluded)

May 31, 2016

(Unaudited)

SECURITIES LENDING — The Funds may make secured loans of their portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned securities, as marked to market each day that the NAV of the Funds is determined. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Funds will bear the risk of loss of the invested collateral. Securities lending will expose the Funds to the risk of loss should a borrower default on its obligation to return the borrowed securities.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

6

SCOTIA DYNAMIC U.S. GROWTH FUND

Portfolio of Investments

May 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKSΔ - 100.2%
Consumer Discretionary — 33.1%
Amazon.com, Inc.*	6,500	$4,698,135
Five Below, Inc.*	47,500	1,988,350
Netflix, Inc.*	6,400	656,448
O’Reilly Automotive, Inc.*	7,400	1,956,782
Priceline Group, Inc., (The)*	2,000	2,528,660
Tesla Motors, Inc.*	8,900	1,986,747
Ulta Salon Cosmetics & Fragrance, Inc.*	18,500	4,310,685
Zoe’s Kitchen, Inc.*	89,300	3,296,956

		21,422,763

Health Care — 15.5%
ABIOMED, Inc.*	36,900	3,664,539
DexCom, Inc.*	9,900	638,451
Intuitive Surgical, Inc.*	4,700	2,983,137
Ligand Pharmaceuticals, Inc.*	23,200	2,774,488

		10,060,615

Information Technology — 51.6%
Activision Blizzard, Inc.	72,500	2,846,350
Adobe Systems, Inc.*	40,500	4,028,535
Alphabet, Inc.*	2,800	2,060,016
Arista Networks, Inc.*	13,400	982,086
Ellie Mae, Inc.*	31,500	2,668,365
Facebook, Inc., Class A*	27,200	3,231,632
Inphi Corp.*	10,400	324,376
NVIDIA Corp.	43,100	2,013,632
PayPal Holdings, Inc.*	67,200	2,539,488
salesforce.com, Inc.*	54,800	4,587,308

	Number of Shares	Value

Information Technology — (Continued)
ServiceNow, Inc.*	32,100	$2,299,323
Splunk, Inc.*	18,600	1,068,570
Ultimate Software Group, Inc., (The)*	16,300	3,333,024
Veeva Systems, Inc., Class A*	43,100	1,420,145

		33,402,850

TOTAL COMMON STOCKS (Cost $59,430,214)		64,886,228

TOTAL INVESTMENTS - 100.2% (Cost $59,430,214)**		64,886,228

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(151,821)

NET ASSETS - 100.0%		$64,734,407

Δ	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$59,430,214

Gross unrealized appreciation	$5,607,365
Gross unrealized depreciation	(151,351)

Net unrealized appreciation	$5,456,014

The accompanying notes are an integral part of the portfolio of investments.

1

SCOTIA DYNAMIC U.S. GROWTH FUND

Notes to Portfolio of Investments

May 31, 2016

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Scotia Dynamic U.S. Growth Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value at May 31, 2016	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$64,886,228	$64,886,228	$—	$—

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such

2

SCOTIA DYNAMIC U.S. GROWTH FUND

Notes to Portfolio of Investments (Concluded)

May 31, 2016

(Unaudited)

investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise be less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2016, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

3

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Portfolio of Investments

May 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS - 96.0%
Advertising — 2.3%
Omnicom Group, Inc.	29,800	$2,483,234

		2,483,234

Apparel — 0.5%
VF Corp.	9,100	567,112

		567,112

Auto Parts & Equipment — 0.1%
Goodyear Tire & Rubber Co., (The)	5,300	148,241

		148,241

Banks — 1.5%
US Bancorp	27,400	1,173,268
Wells Fargo & Co.	8,500	431,120

		1,604,388

Biotechnology — 1.7%
Gilead Sciences, Inc	21,900	1,906,614

		1,906,614

Building Materials — 2.4%
Masco Corp.	79,200	2,585,088

		2,585,088

Chemicals — 0.2%
Monsanto Co.	1,900	213,693

		213,693

Commercial Services — 1.6%
Cintas Corp.	4,500	426,600
Total System Services, Inc.	21,700	1,165,290
Western Union Co., (The)	8,500	165,325

		1,757,215

Computers — 4.7%
Accenture, PLC, Class A	10,100	1,201,597
Apple, Inc.	16,400	1,637,704
EMC Corp.	6,000	167,700
International Business Machines Corp.	14,100	2,167,734

		5,174,735

Cosmetics/Personal Care — 2.6%
Colgate-Palmolive Co.	10,000	704,100
Procter & Gamble Co., (The)	26,300	2,131,352

		2,835,452

Diversified Financial Services — 1.9%
American Express Co.	31,300	2,058,288

		2,058,288

Electric — 7.0%
CMS Energy Corp.	5,700	238,374
DTE Energy Co.	8,600	779,848
Duke Energy Corp.	13,400	1,048,282
Edison International	29,300	2,098,759

	Number of Shares	Value

Electric — (Continued)
PG&E Corp.	2,600	$156,208
PPL Corp.	29,900	1,152,346
Southern Co., (The)	4,500	222,480
WEC Energy Group, Inc.	20,000	1,202,800
Xcel Energy, Inc.	19,300	798,441

		7,697,538

Environmental Control — 2.6%
Republic Services, Inc.	32,100	1,549,788
Waste Management, Inc.	21,200	1,292,140

		2,841,928

Food — 7.8%
ConAgra Foods, Inc.	3,700	169,090
General Mills, Inc.	26,200	1,644,836
Hershey Co., (The)	1,700	157,845
Hormel Foods Corp.	58,300	2,006,103
Kellogg Co.	17,700	1,316,349
McCormick & Co., Inc.	5,100	495,057
Sysco Corp.	56,900	2,737,459

		8,526,739

Healthcare-Products — 4.2%
Baxter International, Inc.	20,500	884,780
DENTSPLY SIRONA, Inc.	8,600	534,576
Medtronic, PLC	3,600	289,728
Patterson Cos, Inc.	45,800	2,235,498
St Jude Medical, Inc.	2,700	211,572
Thermo Fisher Scientific, Inc.	1,000	151,770
Varian Medical Systems, Inc.*	3,100	256,649

		4,564,573

Healthcare-Services — 2.6%
Anthem, Inc.	10,900	1,440,544
UnitedHealth Group, Inc.	10,600	1,416,902

		2,857,446

Insurance — 6.4%
Berkshire Hathaway, Inc., CLass B*	3,800	534,052
Chubb Ltd.	6,500	822,965
Cincinnati Financial Corp.	41,200	2,846,920
Principal Financial Group, Inc.	8,000	356,480
Progressive Corp., (The)	75,200	2,504,160

		7,064,577

Internet — 0.5%
VeriSign, Inc.*	6,800	581,128

		581,128

Media — 1.2%
Scripps Networks Interactive, Inc., Class A	2,500	160,850
Walt Disney Co., (The)	11,900	1,180,718

		1,341,568

The accompanying notes are an integral part of the portfolio of investments.

1

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Portfolio of Investments (Concluded)

May 31, 2016

(Unaudited)

	Number of Shares	Value

Oil & Gas — 4.1%
California Resources Corp.	169	$256
Chevron Corp.	11,900	1,201,900
ConocoPhillips	4,000	175,160
Exxon Mobil Corp.	32,700	2,910,954
Occidental Petroleum Corp.	2,400	181,056

		4,469,326

Pharmaceuticals — 8.4%
Eli Lilly & Co.	17,300	1,298,019
Express Scripts Holding Co.*	12,000	906,600
Johnson & Johnson	25,500	2,873,595
McKesson Corp.	2,800	512,792
Merck & Co., Inc.	21,600	1,215,216
Pfizer, Inc.	64,800	2,248,560
Zoetis, Inc.	3,500	165,970

		9,220,752

REITS — 4.9%
Apartment Investment & Management Co., Class A	4,000	170,600
Crown Castle International Corp.	1,800	163,458
Equity Residential	2,300	159,183
General Growth Properties, Inc.	7,100	190,777
HCP, Inc.	4,100	134,767
Prologis, Inc.	4,900	232,897
Public Storage	3,800	964,098
Simon Property Group, Inc.	5,100	1,007,964
Ventas, Inc.	10,500	696,465
Welltower, Inc.	2,300	158,493
Weyerhaeuser Co.	48,700	1,534,050

		5,412,752

Retail — 11.8%
Bed Bath & Beyond, Inc.	15,100	675,725
Costco Wholesale Corp.	14,600	2,172,042
Dollar General Corp.	18,900	1,699,110
GameStop Corp., Class A	16,000	465,600
Gap, Inc., (The)	21,400	384,986
Genuine Parts Co.	20,900	2,025,628
McDonald’s Corp.	8,100	988,686
Target Corp.	33,200	2,283,496
TJX Cos, Inc., (The)	15,300	1,164,636
Wal-Mart Stores, Inc.	16,100	1,139,558

		12,999,467

	Number of Shares	Value

Semiconductors — 0.1%
Intel Corp.	4,900	$154,791

		154,791

Software — 7.8%
Cerner Corp.*	2,400	133,464
Electronic Arts, Inc.*	29,000	2,225,750
Fidelity National Information Services, Inc.	2,500	185,675
Fiserv, Inc.*	20,500	2,159,265
Microsoft Corp.	38,600	2,045,800
Paychex, Inc.	34,600	1,876,012

		8,625,966

Telecommunications — 4.6%
AT&T, Inc.	55,600	2,176,740
Cisco Systems, Inc.	24,700	717,535
Verizon Communications, Inc.	41,600	2,117,440

		5,011,715

Transportation — 2.5%
CH Robinson Worldwide, Inc.	37,100	2,781,758

		2,781,758

TOTAL COMMON STOCKS (Cost $93,716,965)		105,486,084

TOTAL INVESTMENTS - 96.0% (Cost $93,716,965)**		105,486,084

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.0%		4,430,222

NET ASSETS - 100.0%		$109,916,306

*	Non-income producing security.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$93,716,965

Gross unrealized appreciation	13,290,892
Gross unrealized depreciation	(1,521,773)

Net unrealized appreciation	$11,769,119

PLC	Public Limited Company

The accompanying notes are an integral part of the portfolio of investments.

2

SUMMIT GLOBAL INVESTMENTS SMALL CAP LOW VOLATILITY FUND

Portfolio of Investments

May 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS - 92.0%
Airlines — 0.9%
Allegiant Travel Co.	700	$97,314

		97,314

Apparel — 0.9%
Unifi, Inc.*	4,200	105,546

		105,546

Auto Parts & Equipment — 0.9%
Douglas Dynamics, Inc.	4,700	102,084

		102,084

Banks — 4.0%
Community Trust Bancorp, Inc.	2,900	104,632
Financial Institutions, Inc.	92	2,572
First Busey Corp.	4,900	108,731
Great Southern Bancorp, Inc.	2,300	90,229
Preferred Bank Los Angeles CA	2,600	85,592
Stock Yards Bancorp, Inc.	1,800	52,254
Univest Corp of Pennsylvania	137	2,766

		446,776

Chemicals — 5.5%
Aceto Corp.	4,900	109,319
Calgon Carbon Corp.	6,800	101,184
Innospec, Inc.	2,100	101,976
Quaker Chemical Corp.	1,200	103,692
Sensient Technologies Corp.	1,500	102,330
Stepan Co.	1,800	103,842

		622,343

Commercial Services — 5.7%
CBIZ, Inc.*	10,000	105,600
Deluxe Corp.	43	2,800
Healthcare Services Group, Inc.	2,700	105,300
INC Research Holdings Inc.*	2,300	100,073
Matthews International Corp.	2,000	109,740
McGrath RentCorp.	3,800	108,414
Viad Corp.	3,400	108,154

		640,081

Computers — 3.7%
Convergys Corp.	3,700	104,303
MTS Systems Corp.	2,100	100,380
TeleTech Holdings, Inc.	3,900	106,470
WNS Holdings Ltd., ADR*	3,400	103,700

		414,853

Distribution/Wholesale — 0.9%
Core-Mark Holding Co., Inc.	1,200	102,744

		102,744

Electric — 8.1%
ALLETE, Inc.	1,800	103,932
Avista Corp.	2,500	100,550
El Paso Electric Co.	2,300	102,718

	Number of Shares	Value

Electric — (Continued)
MGE Energy, Inc.	2,000	$101,420
NorthWestern Corp.	1,800	104,328
Otter Tail Corp.	3,500	103,530
PNM Resources, Inc.	3,100	101,804
Spark Energy, Inc., Class A	3,400	102,306
Unitil Corp.	2,398	95,009

		915,597

Electronics — 3.0%
Benchmark Electronics, Inc.*	5,100	105,723
Orbotech Ltd.*	4,100	114,349
Tech Data Corp.*	1,600	120,912

		340,984

Engineering & Construction — 1.0%
Exponent, Inc.	2,000	107,820

		107,820

Entertainment — 0.9%
International Speedway Corp., Class A	3,200	105,856

		105,856

Food — 4.5%
B&G Foods, Inc.	2,400	103,176
Cal-Maine Foods, Inc.	2,100	93,450
Fresh Del Monte Produce, Inc.	2,000	104,740
J&J Snack Foods Corp.	1,000	105,500
Sanderson Farms, Inc.	1,100	98,681

		505,547

Forest Products & Paper — 0.9%
Neenah Paper, Inc.	1,500	104,085

		104,085

Gas — 2.7%
Chesapeake Utilities Corp.	1,700	98,073
Northwest Natural Gas Co.	1,800	98,820
South Jersey Industries, Inc.	3,600	104,004

		300,897

Healthcare-Products — 2.8%
Analogic Corp.	1,300	106,600
ICU Medical, Inc.*	1,000	103,990
Masimo Corp.*	2,100	104,454

		315,044

Healthcare-Services — 3.7%
Chemed Corp.	800	104,328
Ensign Group, Inc., (The)	5,000	99,250
Surgical Care Affiliates, Inc.*	2,400	107,448
US Physical Therapy, Inc.	1,800	103,986

		415,012

The accompanying notes are an integral part of the portfolio of investments.

3

SUMMIT GLOBAL INVESTMENTS SMALL CAP LOW VOLATILITY FUND

Portfolio of Investments (Continued)

May 31, 2016

(Unaudited)

	Number of Shares	Value

Home Furnishings — 0.9%
Hooker Furniture Corp.	4,200	$101,598

		101,598

Household Products / Wares — 0.9%
WD-40 Co.	900	100,233

		100,233

Household Products/Wares — 1.0%
Helen of Troy Ltd.*	1,100	113,113

		113,113

Insurance — 4.8%
Argo Group International Holdings Ltd.	1,980	104,247
Aspen Insurance Holdings Ltd.	2,200	105,270
Enstar Group Ltd.*	700	109,109
Maiden Holdings Ltd.	8,200	107,584
Navigators Group, Inc., (The)	1,200	109,296

		535,506

Internet — 2.0%
ePlus, Inc.*	1,300	113,789
FTD Cos, Inc.*	4,000	108,960

		222,749

Investment Companies — 1.8%
Compass Diversified Holdings L.P.†	6,500	103,285
TPG Specialty Lending, Inc.	6,200	101,680

		204,965

Machinery-Diversified — 1.9%
Applied Industrial Technologies, Inc.	2,300	103,960
Kadant, Inc.	2,100	104,496

		208,456

Metal Fabricate/Hardware — 0.9%
Global Brass & Copper Holdings, Inc.	3,900	106,431

		106,431

Mining — 1.8%
Compass Minerals International, Inc.	1,300	101,335
Kaiser Aluminum Corp.	1,200	102,852

		204,187

Miscellaneous Manufacturing — 2.8%
Azz, Inc.	1,800	106,236
Hillenbrand, Inc.	3,300	103,026
Standex International Corp.	1,200	104,004

		313,266

Office Furnishings — 1.9%
Herman Miller, Inc.	3,300	104,478

	Number of Shares	Value

Office Furnishings — (Continued)
Knoll, Inc.	4,400	$109,208

		213,686

Pharmaceuticals — 0.9%
Owens & Minor, Inc.	2,800	104,412

		104,412

Real Estate — 0.9%
RE/MAX Holdings, Inc., Class A	2,600	105,014

		105,014

REITS — 3.5%
LTC Properties, Inc.	2,100	97,902
Potlatch Corp.	2,900	99,122
Urban Edge Properties	3,700	99,345
Urstadt Biddle Properties, Inc.	4,800	101,568

		397,937

Retail — 3.8%
Cheesecake Factory, Inc., (The)	2,100	104,727
PetMed Express, Inc .	5,400	101,682
Popeyes Louisiana Kitchen, Inc.*	2,000	116,240
Ruth’s Hospitality Group, Inc.	6,100	101,321

		423,970

Savings & Loans — 0.9%
First Defiance Financial Corp.	2,600	104,962

		104,962

Semiconductors — 1.9%
Cabot Microelectronics Corp.	2,400	103,536
MKS Instruments, Inc.	2,800	114,744

		218,280

Software — 0.9%
CSG Systems International, Inc.	2,500	106,275

		106,275

Telecommunications — 1.9%
ATN International, Inc.	1,400	104,286
Plantronics, Inc.	2,400	106,848

		211,134

Textiles — 0.9%
UniFirst Corp.	900	104,103

		104,103

Transportation — 1.9%
Forward Air Corp.	2,400	109,176
Landstar System, Inc.	1,600	108,560

		217,736

Water — 3.7%
American States Water Co.	2,600	101,556
California Water Service Group	3,600	104,940
Connecticut Water Service, Inc.	2,100	101,283
Middlesex Water Co.	85	3,141

The accompanying notes are an integral part of the portfolio of investments.

4

SUMMIT GLOBAL INVESTMENTS SMALL CAP LOW VOLATILITY FUND

Portfolio of Investments (Concluded)

May 31,2016

(Unaudited)

	Number of Shares	Value
Water — (Continued)

SJW Corp.	3,000	$103,470

		414,390

TOTAL COMMON STOCKS (Cost $10,206,771)		10,374,986

TOTAL INVESTMENTS - 92.0% (Cost $10,206,771)**		10,374,986

OTHER ASSETS IN EXCESS OF LIABILITIES - 8.0%		898,862

NET ASSETS - 100.0%		$11,273,848

†	Master Limited Partnerships
*	Non-income producing security.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$10,206,771

Gross unrealized appreciation	$235,497
Gross unrealized depreciation	(67,282)

Net unrealized appreciation	$168,215

ADR	American Depository Receipt
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the portfolio of investments.

5

SUMMIT GLOBAL INVESTMENTS FUNDS

Notes to Portfolio of Investments

May 31, 2016

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Summit Global Investments U.S. Low Volatility Equity and the Summit Global Investments Small Cap Low Volatility Fund (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2016, in valuing the Funds’ investments carried at fair value:

	Total Value at May 31, 2016	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Summit Global Investments
U.S Low Volatility Equity Fund
Investments in Securities*	$105,486,084	$105,486,084	$—	$—

Summit Global Investments
Small Cap Low Volatility Equity Fund
Investments in Securities*	$10,374,986	$10,374,986	$—	$—

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the

6

SUMMIT GLOBAL INVESTMENTS FUNDS

Notes to Portfolio of Investments (Concluded)

May 31, 2016

(Unaudited)

existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values each Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during each period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires each Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when each Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2016, there were no transfers between Levels 1, 2 and 3 for the Funds.

MLP Common Units — Master Limited Partnership (“MLP”) common units represent limited partnership interests in the MLP. Common units are generally listed and traded on the U.S. securities exchanges or OTC with their value fluctuating predominantly based on the success of the MLP. Unlike owners of common stock of a corporation, owners of MLP common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common unit holders have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. In the event of liquidation, common unit holders have preference over subordinated units, but not debt holders or preferred unit holders, to remaining assets of the MLP.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

7

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The RBB Fund, Inc.

By (Signature and Title)*	/s/ Salvatore Faia
Salvatore Faia, President (principal executive officer)

Date	07/27/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Salvatore Faia
Salvatore Faia, President (principal executive officer)

Date	07/27/16

By (Signature and Title)*	/s/ Robert Amweg
Robert Amweg, Treasurer (principal financial officer)

Date	07/27/16

* Print the name and title of each signing officer under his or her signature.